             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about the DirectedAdvisorySolutions variable annuity contract issued by Allmerica Financial Life Insurance and Annuity Company (in all jurisdictions except New
York) and First Allmerica Financial Life Insurance Company in New York. The contract is a flexible payment tax-deferred combination variable and fixed annuity offered on both a group and individual basis. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. ANNUITIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACT MAY NOT BE AVAILABLE IN ALL STATES.

A Statement of Additional Information dated May 1, 2002 containing more information about this annuity is on file with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy may be obtained free of charge by calling Annuity Client Services at 1-800-423-5252. The Table of Contents of the Statement of Additional Information is listed on page 4 of this Prospectus. This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).

The Variable Account, known as Separate Account VA-K is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option under this contract invests exclusively in shares of one of the following funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Money Market Fund                            (SERVICE CLASS 2)
                                                 Fidelity VIP III Growth & Income Portfolio
AIM VARIABLE INSURANCE FUNDS                     Fidelity VIP III Mid Cap Portfolio
AIM V.I. Blue Chip Fund                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     (CLASS 2)
(CLASS B)                                        FT VIP Mutual Shares Securities Fund
Alliance Growth Portfolio                        FT VIP Templeton Developing Markets Securities Fund
DELAWARE VIP TRUST (SERVICE CLASS)               INVESCO VARIABLE INVESTMENT FUNDS, INC.
Delaware VIP Select Growth Series                INVESCO VIF Dynamics Fund
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              INVESCO VIF Core Equity Fund
Deutsche VIT EAFE Equity Index Fund              JANUS ASPEN SERIES (SERVICE SHARES)
Deutsche VIT Equity 500 Index Fund               Janus Aspen Aggressive Growth Portfolio
Deutsche VIT Small Cap Index Fund                Janus Aspen Capital Appreciation Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Janus Aspen International Growth Portfolio
(SERVICE CLASS 2)                                PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Fidelity VIP II Contrafund-Registered            Pioneer Fund VCT Portfolio
Trademark- Portfolio                             SCUDDER VARIABLE SERIES II
                                                 Scudder Government Securities Portfolio


THIS ANNUITY IS NOT A BANK DEPOSIT OR OBLIGATION; IS NOT FEDERALLY INSURED; AND IS NOT ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               DATED MAY 1, 2002

(CONT.)

In most jurisdictions, values may also be allocated on a fixed basis to the Fixed Account, which is part of the Company's General Account. The Fixed Account is an investment option that pays an interest rate guaranteed for one year from the time a payment is received. Another investment option, the Guarantee Period Accounts, offers fixed rates of interest for specified periods. A Market Value Adjustment is applied to payments removed from a Guarantee Period Account before the end of the specified period. The Market Value Adjustment may be positive or negative. Payments allocated to a Guarantee Period Account are held in the Company's Separate Account GPA (except in California where they are allocated to the General Account).

The Company offers a variety of fixed and variable annuity contracts. These other contracts may offer features, including investment options, fees and/or charges that are different from those in the contract offered by this Prospectus. They may be offered through different distributors. Upon request, your financial representative can show you information regarding other annuity contracts offered by the Company. You may also contact the Company directly to find out more about these annuity contracts.

                               TABLE OF CONTENTS

SPECIAL TERMS...............................................         5
SUMMARY OF FEES AND EXPENSES................................         7
SUMMARY OF CONTRACT FEATURES................................        11
DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT, AND THE
 UNDERLYING INVESTMENT COMPANIES............................        16
INVESTMENT OBJECTIVES AND POLICIES..........................        18
DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.......        21
  PAYMENTS..................................................        21
  COMPUTATION OF VALUES.....................................        22
        The Accumulation Unit...............................        22
        Net Investment Factor...............................        22
  RIGHT TO CANCEL...........................................        23
  TELEPHONE TRANSACTIONS PRIVILEGE..........................        23
  TRANSFER PRIVILEGE........................................        23
        Asset Allocation Model Reallocations................        24
        Automatic Transfers (Dollar Cost Averaging).........        24
        Automatic Account Rebalancing.......................        25
  SURRENDER AND WITHDRAWALS.................................        25
        Systematic Withdrawals..............................        26
        Life Expectancy Distributions.......................        26
  DEATH BENEFIT.............................................        27
        Standard Death Benefit..............................        27
        Optional Enhanced Death Benefit Rider...............        27
        Payment of the Death Benefit Prior to the Annuity
        Date................................................        28
  THE SPOUSE OF THE OWNER AS BENEFICIARY....................        28
  ASSIGNMENT................................................        28
ANNUITIZATION -- THE PAYOUT PHASE...........................        29
  ELECTING THE ANNUITY DATE.................................        29
  CHOOSING THE ANNUITY PAYOUT OPTION........................        29
        Fixed Annuity Payout Options........................        30
        Variable Annuity Payout Options.....................        30
  DESCRIPTION OF ANNUITY PAYOUT OPTIONS.....................        30
  VARIABLE ANNUITY BENEFIT PAYMENTS.........................        31
        The Annuity Unit....................................        31
        Determination of the First Annuity Benefit
        Payment.............................................        32
        Determination of the Number of Annuity Units........        32
        Dollar Amount of Subsequent Variable Annuity Benefit
        Payments............................................        32
        Payment of Annuity Benefit Payments.................        32
  TRANSFERS OF ANNUITY UNITS................................        33
  WITHDRAWALS AFTER THE ANNUITY DATE........................        33
        Calculation of Proportionate Reduction..............        34
        Calculation of Present Value........................        35
        Deferral of Withdrawals.............................        36
  REVERSAL OF ANNUITIZATION.................................        36
  NORRIS DECISION...........................................        37
CHARGES AND DEDUCTIONS......................................        38
  VARIABLE ACCOUNT DEDUCTIONS...............................        38
        Mortality and Expense Risk Charge...................        38
        Administrative Expense Charge.......................        38
        Other Charges.......................................        38
  CONTRACT FEE..............................................        39

  OPTIONAL RIDER CHARGE.....................................        39
  PREMIUM TAXES.............................................        39
  TRANSFER CHARGE...........................................        40
GUARANTEE PERIOD ACCOUNTS...................................        41
FEDERAL TAX CONSIDERATIONS..................................        43
  GENERAL...................................................        43
        The Company.........................................        43
        Diversification Requirements........................        43
        Investor Control....................................        43
  QUALIFIED AND NON-QUALIFIED CONTRACTS.....................        44
  TAXATION OF THE CONTRACT IN GENERAL.......................        44
        Withdrawals Prior to Annuitization..................        44
        Withdrawals After Annuitization.....................        44
        Annuity Payouts After Annuitization.................        45
        Penalty on Distribution.............................        45
        Assignments or Transfers............................        45
        Nonnatural Owners...................................        45
        Deferred Compensation Plans of State and Local
        Governments and Tax-Exempt Organizations............        46
  TAX WITHHOLDING...........................................        46
  INDIVIDUAL RETIREMENT ANNUITIES...........................        46
STATEMENTS AND REPORTS......................................        47
ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS...........        47
CHANGES TO COMPLY WITH LAW AND AMENDMENTS...................        48
VOTING RIGHTS...............................................        48
DISTRIBUTION................................................        49
LEGAL MATTERS...............................................        49
FURTHER INFORMATION.........................................        49
APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT......       A-1
APPENDIX B -- THE MARKET VALUE ADJUSTMENT...................       B-1
APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND
 PAYMENT WITHDRAWALS........................................       C-1
APPENDIX D -- PERFORMANCE INFORMATION (ALLMERICA FINANCIAL
 LIFE INSURANCE AND ANNUITY COMPANY AND FIRST ALLMERICA
 FINANCIAL LIFE INSURANCE COMPANY...........................       D-1
APPENDIX E -- CONDENSED FINANCIAL INFORMATION...............       E-1

                 STATEMENT OF ADDITIONAL INFORMATION
                          TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY.............................         2
TAXATION OF THE CONTRACT, THE VARIABLE ACCOUNT AND THE
 COMPANY....................................................         3
SERVICES....................................................         3
UNDERWRITERS................................................         4
ACCUMULATION UNIT CALCULATION AND ANNUITY BENEFIT
 PAYMENTS...................................................         5
ENHANCED AUTOMATIC TRANSFER (DOLLAR COST AVERAGING)
 PROGRAM....................................................         6
PERFORMANCE INFORMATION.....................................         6
FINANCIAL STATEMENTS........................................       F-1

                                 SPECIAL TERMS

ACCUMULATED VALUE: the total dollar amount of all values in the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts credited to the Contract on any day before the Annuity Date.

ACCUMULATION UNIT: a measure used to calculate the value of a Sub-Account before annuity benefit payments begin.

ANNUITANT: the person designated in the Contract whose life is used to determine the duration of annuity benefit payments involving a life contingency. Joint Annuitants are permitted and, unless otherwise indicated, any reference to Annuitant shall include Joint Annuitants.

ANNUITY BENEFIT PAYMENT CHANGE FREQUENCY: the frequency (monthly, quarterly, semi-annually or annually) that changes due to investment performance will be reflected in the dollar value of an annuity benefit payment under a variable annuity payout option.

ANNUITY DATE: the date specified in the Contract or a date elected later by the Owner to begin annuity benefit payments. This date must be at least one year after the issue date and may not be later than the Owner's 99th birthday (90th birthday under New York Contracts.)

ANNUITY UNIT: a measure used to calculate annuity benefit payments under a variable payout option.

ANNUITY VALUE: the value of the amount applied under an annuity payout option.

COMPANY: unless otherwise specified, any reference to the "Company" shall refer exclusively to Allmerica Financial Life Insurance and Annuity Company for Contracts issued in all jurisdictions except New York and First Allmerica Financial Life Insurance Company for Contracts issued in New York.

CONTRACT YEAR: a period of twelve consecutive months starting on the Contract's issue date or on any anniversary of the Issue Date.

CUMULATIVE EARNINGS: the Accumulated Value reduced by total payments not previously withdrawn.

FIXED ACCOUNT: an investment option under the Contract that guarantees principal and a fixed minimum interest rate and which is part of the Company's General Account.

FIXED ANNUITY PAYOUT: an annuity payout option with annuity benefit payments that are fixed in amount and guaranteed throughout the annuity benefit payment period.

GENERAL ACCOUNT: all the assets of the Company other than those held in a separate account.

GUARANTEE PERIOD: the number of years that a Guaranteed Interest Rate is credited.

GUARANTEE PERIOD ACCOUNT: an account that corresponds to a Guaranteed Interest Rate for a specified Guarantee Period.

GUARANTEED INTEREST RATE: the annual effective rate of interest, after daily compounding, credited to a Guarantee Period Account.

ISSUE DATE: the date the Contract is issued and the date that is used to determine Contract days, Contract months, Contract years and Contract anniversaries.

MARKET VALUE ADJUSTMENT: a positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred prior to the end of its Guarantee Period.

OWNER (YOU): the person, persons (Joint Owners) or entity entitled to exercise the rights and privileges under this Contract. Unless otherwise indicated, any reference to Owner shall include Joint Owners.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding Underlying Fund.

SURRENDER VALUE: the Accumulated Value of the Contract on full surrender after application of any applicable Contract fee, rider charge and Market Value Adjustment.

UNDERLYING FUND (OR FUNDS): an investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Pioneer Variable Contracts Trust ("Pioneer VCT"), and Scudder Variable Series II ("SVS").

VALUATION DATE: a day on which the unit values of the Sub-Accounts are determined. Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, withdrawal or surrender of a Contract was received) when there is a sufficient degree of trading in an Underlying Portfolio's portfolio securities such that the current unit value of the Sub-Accounts may be affected materially.

VARIABLE ACCOUNT: Separate Account VA-K, one of the Company's separate accounts, consisting of assets segregated from other assets of the Company. The investment performance of the assets of the Variable Account is determined separately from the other assets of the Company and the assets are not chargeable with liabilities arising out of any other business which the Company may conduct.

VARIABLE ANNUITY PAYOUT: an annuity payout option providing for payments varying in amount in accordance with the investment experience of certain of the Underlying Funds.

                          SUMMARY OF FEES AND EXPENSES

There are certain fees and expenses that you will incur directly or indirectly under the Contract. The purpose of the following tables is to help you understand these various charges. The tables show (1) charges under the Contract, (2) annual expenses of the Sub-Accounts, and (3) annual expenses of the Underlying Funds during the accumulation phase. In addition to the charges and expenses described below, premium taxes are applicable in some states and are deducted as described under "PREMIUM TAXES" under CHARGES AND DEDUCTIONS.

                                                                   CHARGE
(1) CONTRACT CHARGES:                                              ------
                                                                    None
TRANSFER CHARGE:
  The Company currently does not charge for processing
  transfers and guarantees that the first 12 transfers in a
  Contract year will not be subject to a transfer charge.
  For each subsequent transfer, the Company reserves the
  right to assess a charge, guaranteed never to exceed $25,
  to reimburse the Company for the costs of processing the
  transfer.

ANNUAL CONTRACT FEE:                                               $35*
  During the accumulation phase, the fee is deducted
  annually and upon surrender when Accumulated Value is less than $75,000.

*The fee may be lower in some jurisdictions. See Contract
Specifications for specific charge

OPTIONAL RIDER CHARGE:
  If the Enhanced Death Benefit Rider is elected, 1/12th of
  the annual charge is deducted pro rata on a monthly basis
  at the end of each Contract month. The charge for this
  Rider on an annual basis as a percentage of Accumulated
  Value is:
    Annual Step-Up with 5% Yield Enhanced Death Benefit            0.25%
      (EDB)Rider:*
    Annual Step-Up EDB Rider:**                                    0.15%

 *Not Available in New York

**Available only in New York.

(2) ANNUAL VARIABLE SUB-ACCOUNT EXPENSES:
  (on an annual basis as a percentage of average daily net
  assets)
  MORTALITY AND EXPENSE RISK CHARGE:                               0.50%
  ADMINISTRATIVE EXPENSE CHARGE:                                   0.15%
                                                                   ------
  TOTAL ANNUAL EXPENSES:                                           0.65%

(3) ANNUAL UNDERLYING FUND EXPENSES:

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 2001, as adjusted for any material changes. THE UNDERLYING FUND INFORMATION BELOW WAS PROVIDED BY THE UNDERLYING FUNDS AND WAS NOT INDEPENDENTLY VERIFIED BY THE COMPANY.


                                         MANAGEMENT FEE                                          TOTAL FUND
                                           (AFTER ANY     FEES UNDER     OTHER EXPENSES           EXPENSES
                                           VOLUNTARY        12B-1      (AFTER ANY WAIVERS/   (AFTER ANY WAIVERS/
UNDERLYING FUND                             WAIVERS)       PLANS(*)      REIMBURSEMENTS)       REIMBURSEMENTS)
---------------                          --------------   ----------   -------------------   -------------------
AIT Money Market Fund (Service
 Shares)...............................       0.31%          0.15%            0.05%           0.51%(1)
AIM V.I. Blue Chip Fund................       0.75%          0.00%            0.51%           1.26%(2)
Alliance Growth Portfolio (Class B)....       0.75%          0.25%            0.11%           1.11%
Delaware VIP Select Growth Series
 (Service Class).......................       0.75%          0.15%            0.13%           1.03%(3)
Deutsche VIT EAFE Equity Index Fund....       0.45%          0.00%            0.20%           0.65%(4)
Deutsche VIT Equity 500 Index Fund.....       0.20%          0.00%            0.10%           0.30%(4)
Deutsche VIT Small Cap Index Fund......       0.35%          0.00%            0.10%           0.45%(4)
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio (Service
 Class 2)..............................       0.58%          0.25%            0.11%           0.94%(5)
Fidelity VIP III Growth & Income
 Portfolio (Service Class 2)...........       0.48%          0.25%            0.11%           0.84%(5)
Fidelity VIP III Mid Cap Portfolio
 (Service Class 2).....................       0.58%          0.25%            0.11%           0.94%(5)
FT VIP Mutual Shares Securities Fund
 (Class 2).............................       0.60%          0.25%            0.19%           1.04%(6)
FT VIP Templeton Developing Markets
 Securities Fund (Class 2).............       1.25%          0.25%            0.32%           1.82%(6)
INVESCO VIF Dynamics Fund..............       0.75%          0.00%            0.33%           1.08%(7)
INVESCO VIF Core Equity Fund...........       0.75%          0.00%            0.34%           1.09%(7)
Janus Aspen Aggressive Growth Portfolio
 (Service Shares)......................       0.65%          0.25%            0.02%           0.92%(8)
Janus Aspen Capital Appreciation
 Portfolio (Service Shares)............       0.65%          0.25%            0.01%           0.91%(8)
Janus Aspen International Growth
 Portfolio (Service Shares)............       0.65%          0.25%            0.06%           0.96%(8)
Pioneer Fund VCT Portfolio
 (Class II)............................       0.65%          0.25%            0.14%           1.04%
Scudder Government Securities
 Portfolio.............................       0.55%          0.00%            0.05%           0.60%


(*)These expenses are fees paid by the Underlying Funds under 12b-1 plans. In addition to receiving all or part of the fees listed in the table, the Company may also receive service fees from the investment advisers or other service providers of certain Underlying Funds for providing various services to Contract owners. Currently the Company receives services fees ranging from 0.10% to 0.25% of the aggregate net asset value of assets held in the Separate Account with respect to such Underlying Funds.

(1)Each Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the 1940 Act ("12b-1 Plan") that permits the Funds to pay marketing and other fees to support the sale and distribution of the Fund's shares and certain services to investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25% of a Fund's average daily net assets. The 12b-1 Plan has been implemented at an initial rate of 0.15 percent of average daily net assets.

Through December 31, 2002, Allmerica Financial Investment Management
Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 0.60% of average net assets for AIT Money Market Fund. The Total Operating Expenses of the fund were less than its respective expense limitation throughout 2001.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

(2)Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3)Effective May 1, 2002 through April 30, 2003, the investment advisor, Delaware Management Company ("DMC"), has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%.

(4)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at anytime. Without these expense waivers and reimbursements, Management Fees, other Expenses and Total Operating Expenses would have been as follows: 0.45%, 0.35%, and 0.80% for Deutsche VIT EAFE Equity Index Fund, 0.20%, 0.11% and 0.31% for Deutsche VIT Equity 500 Index Fund, and 0.35%, 0.28% and 0.63% for Deutsche VIT Small Cap Index Fund, respectively, for the year ended December 31, 2001.

(5)Actual annual service class 2 operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. As a result of these expense reductions total operating expenses were: 0.90% for Fidelity VIP II Contrafund-Registered Trademark- Portfolio, 0.82% for Fidelity VIP III Growth & Income Portfolio, and 0.88% for Fidelity VIP III Mid Cap Portfolio.

(6)The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(7)The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement.

(8)Expenses are based upon expenses for the year ended December 31, 2001. All Expenses are shown without the effect of any expense offset arrangements. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay during the accumulation phase at 1-year, 3-year, 5-year, and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets. The examples further assume the Underlying Fund expenses, including any waivers/reimbursements, listed above remain the same in each of the 1, 3, 5, and 10-year intervals. As required by rules of the Securities and Exchange Commission ("SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact on an investment in the Variable Account. The total Contract fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.04%, and the amount of the Contract fee is assumed to be $0.40 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $75,000. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and no
Rider:


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $12        $38        $ 66       $145
AIM V.I. Blue Chip Fund....................................    $20        $61        $105       $227
Alliance Growth Portfolio..................................    $18        $57        $ 97       $212
Delaware VIP Select Growth Series..........................    $17        $54        $ 93       $203
Deutsche VIT EAFE Equity Index Fund........................    $14        $42        $ 73       $161
Deutsche VIT Equity 500 Index Fund.........................    $10        $32        $ 55       $121
Deutsche VIT Small Cap Index Fund..........................    $12        $36        $ 63       $139
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $17        $51        $ 89       $193
Fidelity VIP III Growth & Income Portfolio.................    $16        $48        $ 83       $182
Fidelity VIP III Mid Cap Portfolio.........................    $17        $51        $ 89       $193
FT VIP Mutual Shares Securities Fund.......................    $18        $54        $ 94       $204
FT VIP Templeton Developing Markets Securities Fund........    $25        $78        $134       $285
INVESCO VIF Dynamics Fund..................................    $18        $56        $ 96       $208
INVESCO VIF Core Equity Fund...............................    $18        $56        $ 96       $209
Janus Aspen Aggressive Growth Portfolio....................    $16        $51        $ 88       $191
Janus Aspen Capital Appreciation Portfolio.................    $16        $50        $ 87       $190
Janus Aspen International Growth Portfolio.................    $17        $52        $ 90       $195
Pioneer Fund VCT Portfolio.................................    $18        $54        $ 94       $204
Scudder Government Securities Portfolio....................    $13        $41        $ 71       $156


(2) At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election at issue of the Annual Step-Up with 5% Yield Enhanced Death Benefit Rider (charge of 0.25% annually):


FUND                                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS
----                                                         --------   --------   --------   --------
AIT Money Market Fund......................................    $15        $ 46       $ 79       $174
AIM V.I. Blue Chip Fund....................................    $22        $ 69       $118       $253
Alliance Growth Portfolio..................................    $21        $ 64       $110       $238
Delaware VIP Select Growth Series..........................    $20        $ 62       $106       $230
Deutsche VIT EAFE Equity Index Fund........................    $16        $ 50       $ 87       $189
Deutsche VIT Equity 500 Index Fund.........................    $13        $ 39       $ 68       $150
Deutsche VIT Small Cap Index Fund..........................    $14        $ 44       $ 76       $167
Fidelity VIP II Contrafund-Registered Trademark-
 Portfolio.................................................    $19        $ 59       $102       $220
Fidelity VIP III Growth & Income Portfolio.................    $18        $ 56       $ 96       $209
Fidelity VIP III Mid Cap Portfolio.........................    $19        $ 59       $102       $220
FT VIP Mutual Shares Securities Fund.......................    $20        $ 62       $107       $231
FT VIP Templeton Developing Markets Securities Fund........    $28        $ 86       $146       $309
INVESCO VIF Dynamics Fund..................................    $21        $ 63       $109       $235
INVESCO VIF Core Equity Fund...............................    $21        $ 64       $109       $236
Janus Aspen Aggressive Growth Portfolio....................    $19        $ 58       $101       $218
Janus Aspen Capital Appreciation Portfolio.................    $19        $ 58       $100       $217
Janus Aspen International Growth Portfolio.................    $19        $ 60       $103       $222
Pioneer Fund VCT Portfolio.................................    $20        $ 62       $107       $231
Scudder Government Securities Portfolio....................    $16        $ 49       $ 84       $183

                          SUMMARY OF CONTRACT FEATURES

WHAT ARE SOME OF THE FEATURES OF THIS VARIABLE ANNUITY CONTRACT?

This variable annuity contract or certificate ("Contract") is an insurance contract designed to help you, the Owner, accumulate assets for your retirement or other important financial goals on a tax-deferred basis. The Contract may be purchased prior to the 90th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Contract combines the concept of professional money management with the attributes of an annuity contract. Features available through the Contract include:

    - a customized investment portfolio;

    - a Fixed Account;

    - Guarantee Period Accounts;

    - experienced professional investment advisers;

    - tax deferral on earnings;

    - guarantees that can protect your family;

    - withdrawals during the accumulation and annuitization phases; and

    - income that you can receive for life.

WHAT HAPPENS IN THE ACCUMULATION PHASE?

The Contract has two phases: an accumulation phase and, if you choose to annuitize, an annuity payout phase (described below). During the accumulation phase, you may allocate your initial payment and any additional payments you choose to make among the Sub-Accounts investing in the Underlying Funds, to the Guarantee Period Accounts, and to the Fixed Account (collectively "the investment options"). You select the investment options most appropriate for your investment needs. As those needs change, you may also change your allocation without incurring any tax consequences. Your Contract's Accumulated Value is based on the investment performance of the Underlying Funds and any accumulations in the Guarantee Period Accounts and the Fixed Account. You do not pay taxes on any earnings under the Contract until you withdraw money. In addition, during the accumulation phase, your beneficiaries receive certain protections in the event of your death. See discussion below: WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

WHAT HAPPENS UPON MY DEATH DURING THE ACCUMULATION PHASE?

If you or a Joint Owner dies before the Annuity Date, a standard death benefit will be paid to the beneficiary. (No death benefit is payable at the death of any Annuitant except when the Owner is not a natural person.) An optional Enhanced Death Benefit Rider is available at issue for a separate monthly charge. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WHAT HAPPENS IN THE ANNUITY PAYOUT PHASE?

During the annuity payout phase, you, or the payee you designate, can receive income based on one of the numerous annuity payout options available under the Contract. You choose:

    - the annuity payout option;

    - the date annuity benefit payments begin but no earlier than one year after the Issue Date;

    - whether you want variable annuity benefit payments based on the investment performance of the Underlying Funds, fixed-amount annuity benefit payments with payment amounts guaranteed by the Company, or a combination of fixed-amount and variable annuity benefit payments.

You may also take withdrawals during the annuity payout phase. The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under a life annuity payout option that in part provides for a guaranteed number of payments (a "Life With Period Certain" or "Life With Cash Back" annuity payout option) or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option). Under a Life with Period Certain or Life with Cash Back annuity payout option, the Owner may make one Present Value Withdrawal in each calendar year and, except under New York Contracts, one Payment Withdrawal. Under a Period Certain annuity payout option, the Owner may make multiple Present Value Withdrawals each calendar year. In addition, except under New York Contracts, if the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option) he/she may make one Payment Withdrawal each calendar year. For more information, see "WITHDRAWALS AFTER THE ANNUITY DATE" under
ANNUITIZATION -- THE PAYOUT PHASE. In addition, if you choose a variable payout option, you may transfer among the available Sub-Accounts.

WHO ARE THE KEY PERSONS UNDER THE CONTRACT?

The Contract is between you, (the "Owner"), and us, Allmerica Financial Life Insurance and Annuity Company (for contracts issued in all jurisdictions except New York) and First Allmerica Financial Life Insurance Company (in New York). Each Contract has an Owner (or an Owner and a Joint Owner), an Annuitant (or an Annuitant and a Joint Annuitant) and one or more beneficiaries. As Owner, you may:

    - make payments

    - choose investment allocations

    - choose annuity payout options

    - receive annuity benefit payments (or designate someone else to receive annuity benefit payments)

    - select the Annuitant and beneficiary.

The Annuitant is the person whose life is used to determine the duration of annuity benefit payments involving a life contingency. There must be at least one Annuitant at all times. If an Annuitant dies and a replacement is not named, the Owner will become the new Annuitant. The beneficiary is the person(s) or entity entitled to the death benefit at the death of a sole Owner prior to the Annuity Date. In the case of the death of a Joint Owner, the surviving Joint Owner will receive the death benefit. Under certain circumstances, the beneficiary may be entitled to annuity benefit payments upon the death of an Owner on or after the Annuity Date.

HOW MUCH CAN I INVEST AND HOW OFTEN?

During the Accumulation Phase, you may make additional payments. Total payments under the Contract can exceed $5,000,000 only with the Company's prior approval. The number and frequency of your payments are flexible, subject only to a $10,000 minimum for your initial payment and a $50 minimum for any additional payments. A minimum of $1,000 is always required to establish a Guarantee Period Account.

WHAT ARE MY INVESTMENT CHOICES?

You may choose among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account.

VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the following Underlying Funds:


ALLMERICA INVESTMENT TRUST (SERVICE SHARES)      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
AIT Money Market Fund                            (CLASS 2)*
                                                 FT VIP Mutual Shares Securities Fund
AIM VARIABLE INSURANCE FUNDS                     FT VIP Templeton Developing Markets Securities Fund
AIM V.I. Blue Chip Fund                          INVESCO VARIABLE INVESTMENT FUNDS, INC.
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.     INVESCO VIF Dynamics Fund
(CLASS B)*                                       INVESCO VIF Core Equity Fund
Alliance Growth Portfolio                        JANUS ASPEN SERIES (SERVICE SHARES)*
DELAWARE VIP TRUST (SERVICE CLASS)*              Janus Aspen Aggressive Growth Portfolio
Delaware VIP Select Growth Series                Janus Aspen Capital Appreciation Portfolio
DEUTSCHE ASSET MANAGEMENT VIT FUNDS              Janus Aspen International Growth Portfolio
Deutsche VIT EAFE Equity Index Fund              PIONEER VARIABLE CONTRACTS TRUST (CLASS II)*
Deutsche VIT Equity 500 Index Fund               Pioneer Fund VCT Portfolio
Deutsche VIT Small Cap Index Fund                SCUDDER VARIABLE SERIES II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II     Scudder Government Securities Portfolio
(SERVICE CLASS 2)*
Fidelity VIP II Contrafund-Registered
Trademark- Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
(SERVICE CLASS 2)*
Fidelity VIP III Growth & Income Portfolio
Fidelity VIP III Mid Cap Portfolio


*Class B, Service Class, Service Class 2, Class 2, Service Shares and Class II all refer to share classes that include 12b-1 fees.

Each Underlying Fund operates pursuant to different investment objectives, and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

GUARANTEE PERIOD ACCOUNTS. Assets supporting the guarantees under the Guarantee Period Accounts are held in the Company's Separate Account GPA, a non-unitized insulated separate account (except in California where assets are held in the Company's General Account). Values and benefits calculated on the basis of Guarantee Period Account allocations, however, are obligations of the Company's General Account. Amounts allocated to a Guarantee Period Account earn a Guaranteed Interest Rate declared by the Company. The level of the Guaranteed Interest Rate depends on the number of years of the Guarantee Period selected. The Company may offer up to nine Guarantee Periods ranging from two to ten years in duration. Once declared, the Guaranteed Interest Rate will not change during the duration of the Guarantee Period.

If amounts allocated to a Guarantee Period Account are transferred, surrendered or applied to any annuity payout option at any time other than the day following the last day of the applicable Guarantee Period, a Market Value Adjustment will apply that may increase or decrease the value. However, this adjustment will never be applied against your principal. In addition, earnings in the GPA AFTER application of the Market Value Adjustment will not be less than an effective annual rate of 3%. For more information about the Guarantee

Period Accounts and the Market Value Adjustment, see GUARANTEE PERIOD ACCOUNTS. THE GUARANTEE PERIOD ACCOUNTS ARE NOT AVAILABLE IN ALL STATES AND ARE NOT OFFERED AFTER ANNUITIZATION.

FIXED ACCOUNT. The Fixed Account is part of the General Account, which consists of all the Company's assets other than those allocated to the Variable Account and any other separate account. Allocations to the Fixed Account are guaranteed as to principal and a minimum rate of interest. Additional excess interest may be declared periodically at the Company's discretion. The initial rate in effect on the date an amount is allocated to the Fixed Account will be guaranteed for one year from that date. For more information about the Fixed Account, see APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

CAN I MAKE TRANSFERS AMONG THE INVESTMENT OPTIONS?

Yes. Prior to the Annuity Date, you may transfer among the Sub-Accounts investing in the Underlying Funds, the Guarantee Period Accounts, and the Fixed Account. On and after the Annuity Date, if you have elected a variable option, you may transfer only among the Sub-Accounts. You will incur no current taxes on transfers while your money remains in the Contract. See "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

The first 12 transfers in a Contract year are guaranteed to be free of a transfer charge. For each subsequent transfer in a Contract year, the Company does not currently charge but reserves the right to assess a processing charge guaranteed never to exceed $25.

If you authorize automatic periodic transfers (under an Asset Allocation Model Reallocation program, Automatic Transfers program (Dollar Cost Averaging) or Automatic Account Rebalancing program), the first automatic transfer or rebalancing under a request counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

WHAT IF I NEED MY MONEY BEFORE THE ANNUITY PAYOUT PHASE BEGINS?

Before the annuity payout phase begins, you may surrender your Contract or make withdrawals at any time. A Market Value Adjustment will apply to withdrawals from a Guarantee Period Account prior to the expiration of the Guarantee Period. A 10% tax penalty may apply on all amounts deemed to be earnings if you are under age 59 1/2.

CAN I EXAMINE THE CONTRACT?

Yes. Your Contract will be delivered to you after your purchase. If you return the Contract to the Company within ten days of receipt, the Contract will be cancelled. There may be a longer period under certain circumstances in certain jurisdictions; see the "Right to Examine" provision on the cover of your Contract.

If you cancel the Contract, you will receive the Contract's Accumulated Value adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any fees or charges that may have been deducted. However, if required in your state or if the Contract was issued as an Individual Retirement Annuity (IRA), you will generally receive a refund of your gross payment(s). In certain jurisdictions this refund may be the greater of (1) your gross payment(s) or (2) the Accumulated Value adjusted for any Market Value Adjustment, plus any fees or charges previously deducted. See "RIGHT TO CANCEL" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

CAN I MAKE FUTURE CHANGES UNDER MY CONTRACT?

You can make several changes after receiving your Contract:

    - You may assign your ownership to someone else, except under certain qualified plans.

    - You may change the beneficiary, unless you have designated an irrevocable beneficiary.

    - You may change your allocation of payments.

    - You may make transfers among the Sub-Accounts without any tax consequences.

    - You may cancel your Contract within ten days of delivery (or longer if required by state law).

              DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNT,
                    AND THE UNDERLYING INVESTMENT COMPANIES

THE COMPANIES. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Its Principal Office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000. Allmerica Financial is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Commissioner of Insurance of Delaware. In addition, Allmerica Financial is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2001, Allmerica Financial had over $17.9 billion in assets and over $26.9 billion of life insurance in force. Allmerica Financial is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC").

First Allmerica Financial Life Insurance Company ("First Allmerica"), organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. As of December 31, 2001, First Allmerica and its subsidiaries had over $24.3 billion combined assets and over $38.1 billion of life insurance in force. First Allmerica is a wholly owned subsidiary of AFC. First Allmerica's principal office ("Principal Office") is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.

First Allmerica is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, First Allmerica is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate.

Both companies are charter members of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT. The Company maintains a separate investment account referred to as Separate Account VA-K (the "Variable Account"). The Variable Account of Allmerica Financial was authorized by a vote of the Board of Directors of the Company on November 1, 1990. The Variable Account of First Allmerica was authorized by a vote of the Board of Directors of the Company on August 21, 1991. Each Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act ("the 1940 Act"). This registration does not involve the supervision or management of investment practices or policies of the Variable Accounts or the Companies by the SEC.

The Variable Account is a separate investment account of the Company. The assets used to fund the variable portions of the Contracts are set aside in the Sub-Accounts of the Variable Account, and are kept separate and apart from the general assets of the Company. Each Sub-Account is administered and accounted for as part of our general business, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains, or capital losses of the Company. Obligations under the Contracts are our obligations. Under Delaware law, the assets of the Variable Account may not be charged with any liabilities arising out of any other business of the Company.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the Sub-Accounts. The Company may offer other variable annuity contracts investing in the Variable Account which are not discussed in this Prospectus. The Variable Account also may invest in other underlying funds which are not available to the Contracts described in this Prospectus.

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("the Trust") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. The Trust was established as a

Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other insurance companies. Fourteen investment portfolios ("Funds") of AIT are currently available under the Contract.

Allmerica Financial Investment Management Services, Inc. ("AFIMS") serves as investment manager of the Trust. Under the Management Agreement with the Trust, AFIMS has entered into agreements with investment advisers ('Sub-Advisers') selected by AFIMS and Trustees in consultation with BARRA RogersCasey, Inc. ("BARRA RogersCasey"). Under each Sub-Adviser Agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to the Trustee's instructions. The Sub-Advisers (other than Allmerica Asset Management, Inc.) are not affiliated with the Company or the Trust.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AIM"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Blue Chip Fund is A I M Advisors, Inc. ("AIM Advisors"). AIM Advisors was organized in 1976, and, together with its subsidiaries, manages or advises over 130 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.  Alliance Variable Products
Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company. One of its separate investment portfolios is currently available under the Contract. Alliance Variable Products
Series Fund's investment adviser is Alliance Capital Management, L.P. ("Alliance Capital"), a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.

DELAWARE VIP TRUST. Delaware VIP Trust ("Delaware VIP"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the Delaware VIP Select Growth Series.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS. Deutsche Asset Management VIT Funds ("Deutsche VIT") is an open-end management investment company which is registered under the 1940 Act, as amended, and was organized as a Massachusetts business trust on January 19, 1996. Deutsche Asset Management ("DeAM") is the investment advisor for Deutsche VIT EAFE Equity Index Fund, the Deutsche VIT Equity 500 Index Fund, and the Deutsche VIT Small Cap Index Fund which are available under the Contract. DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM's presence in all of the major investment markets gives our clients a truly global network and product range. DeAM manages U.S., international, emerging markets, fixed income and is a know leader in index strategies.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: Fidelity VIP II Contrafund-Registered Trademark-Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. Two of its investment portfolios are available under the
Contract: the Fidelity VIP III Growth & Income Portfolio and Fidelity VIP III Mid Cap Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the Funds' investment managers and their affiliates manage over $266.3 billion (as of December 31, 2001) in assets. In 1992, Franklin joined forces with Templeton, a pioneer in international investing. Franklin Mutual Advisers, LLC is the investment adviser to the FT VIP Mutual Shares Securities Fund. . The investment adviser to the FT VIP Templeton Developing Markets Securities Fund is Templeton Asset Management, Ltd.

INVESCO VARIABLE INVESTMENT FUNDS, INC.  INVESCO Variable Investment
Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Dynamics Fund, INVESCO VIF Core Equity Fund, INVESCO Utilities Fund and INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Three of its investment portfolios are available under the contract: the Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, and Janus Aspen International Growth Portfolio.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of Pioneer VCT or its separate investment portfolios. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to each portfolio. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

SCUDDER VARIABLE SERIES II. Scudder Variable Series II ("SVS") is a series-type mutual fund registered with the SEC as an open-end, management investment company. The SVS Dreman Financial Services Portfolio and the Scudder Technology Growth Portfolio are offered under the Contract. Deutsche Investment Management Americas Inc. serves as the investment adviser of SVS.

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS, WHICH ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. Also, the Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Portfolios can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

ALLMERICA INVESTMENT TRUST:

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity.

AIM VARIABLE INSURANCE FUNDS:

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

ALLIANCE GROWTH PORTFOLIO -- seeks to provide long-term growth of capital, and only incidentally for current income. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time.

DELAWARE VIP TRUST:

DELAWARE VIP SELECT GROWTH SERIES -- seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of companies that the investment manager believes have the potential for high earnings growth.

DEUTSCHE ASSET MANAGEMENT VIT FUNDS:


DEUTSCHE VIT EAFE EQUITY INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the EAFE-Registered Trademark- Index. The Fund will invest primarily in common stocks of companies that compose the EAFE-Registered Trademark- Index, in approximately the same weightings as the EAFE-Registered Trademark- Index.



DEUTSCHE VIT EQUITY 500 INDEX FUND -- seeks to match, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's Composite Stock Price Index (the "S&P Index"), which emphasizes stocks of large U.S. companies.



DEUTSCHE VIT SMALL CAP INDEX FUND -- seeks to match as closely as possible (before the deduction of expenses) the performance of the Russell 2000 index, which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that compose the Russell 2000 Index, in approximately the same weightings as the Russell Index.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO -- seeks long-term capital appreciation. The Portfolio invests primarily in common stocks of domestic and foreign issuers whose value is not fully recognized by the public. The Portfolio may invest in either growth stocks or value stocks or both.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:

FIDELITY VIP III GROWTH & INCOME PORTFOLIO (SERVICE CLASS 2) -- seeks high total return through a combination of current income and capital appreciation. The Portfolio invests a majority of its assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. The Portfolio may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP III MID CAP PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of domestic and foreign issuers with medium market capitalizations. The Portfolio may invest in either growth stocks or value stocks or both.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation. Its secondary goal is income. The Fund invests primarily in equity securities of companies the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

FT VIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- seeks long-term capital appreciation. The Fund invests primarily in emerging market equity securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO VIF DYNAMICS FUND -- seeks long-term capital growth.

INVESCO VIF CORE EQUITY FUND -- seeks to provide high total return through both growth and current income. This Fund was formerly known as INVESCO VIF Equity Income Fund.

JANUS ASPEN SERIES:

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks of medium-sized companies selected for their growth potential.

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- seeks long-term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

PIONEER VARIABLE CONTRACTS TRUST:

PIONEER FUND VCT PORTFOLIO -- invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

SCUDDER VARIABLE SERIES II:

SCUDDER GOVERNMENT SECURITIES PORTFOLIO -- seeks high current-income consistent with preservation of capital.

Certain Underlying Funds have investment objectives and/or policies similar to those of other Underlying Funds. To choose the Sub-Accounts which best meet individual needs and objectives, carefully read the Underlying Fund prospectuses. In some states, insurance regulations may restrict the availability of particular Sub-Accounts.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has values allocated to that Sub-Account, the Company will transfer it without charge on written request by the Owner to another Sub-Account or to the Fixed Account. The Company must receive such written request within 60 days of the later of (1) the effective date of the change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.

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             DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE

PAYMENTS

The latest Issue Date is the day prior to the 90th birthday of the oldest Owner or, if the Owner is not a natural person, the oldest Annuitant. The Company will issue a Contract when its underwriting requirements are met. These requirements include receipt of the initial payment and allocation instructions by the Company at its Principal Office and may include the proper completion of an application; however, where permitted by law, the Company may issue a Contract without completion of an application. If all issue requirements are not completed within five business days of the Company's receipt of the initial payment, the payment will be returned immediately unless the applicant authorizes the Company to retain it pending completion of all issue requirements. The Company reserves the right to reject an application or request to issue a Contract. Any such rejection will not discriminate unfairly among purchasers.

Payments may be made to the Contract at any time prior to the Annuity Date, or prior to the death of an Owner, subject to certain minimums:

    - Currently the initial payment must be at least $10,000.

    - Each subsequent payment must be at least $50.

    - The minimum allocation to a Guarantee Period Account is $1,000. If less than $1,000 is allocated to a Guarantee Period Account, the Company reserves the right to apply that amount to the AIT Money Market Fund of AIT.

Payments are to be made payable to the Company. The Company may reduce a payment by any applicable premium tax before applying it to the Contract. The initial net payment is credited to the Contract and allocated among the requested investment options as of the date that all issue requirements are properly met. The allocation instructions for the initial net payment will serve as the allocation instructions for all future payments. You can change the allocation instructions for future payments by notifying the Company. You also have the option of specifying how a specific payment should be allocated. This will not change the allocation instructions for any subsequent payment.

For a discussion of future payments to an Automatic Transfer Program (Dollar Cost Averaging), please see "Automatic Transfers (Dollar Cost Averaging)" under "TRANSFER PRIVILEGE" below.

This Contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect an Underlying Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not purchase this Contract.

In order to prevent "market timing" activities that may harm or disadvantage other Contract Owners, the Company may (a) reject or restrict any specific payment and transfer request and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, the Company reserves the right to impose, without prior notice, restrictions on allocations and transfers that it determines, in its sole discretion, will

                                       21
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disadvantage or potentially hurt the rights or interests of other Contract
Owners. If any of these actions are taken, the Company will notify the market timer of the action as soon as practicable.

COMPUTATION OF VALUES

The Owner may allocate payments among the Sub-Accounts, Guarantee Period Accounts, and the Fixed Account. Allocations to the Guarantee Period Accounts and the Fixed Account are not converted into Accumulation Units, but are credited interest at a rate periodically set by the Company. See GUARANTEE PERIOD ACCOUNTS and APPENDIX A -- MORE INFORMATION ABOUT THE FIXED ACCOUNT.

The Accumulated Value under the Contract is determined by:

    (1) multiplying the number of Accumulation Units in each Sub-Account by the value of an Accumulation Unit of that Sub-Account on the Valuation Date,

    (2) adding together the values of each Sub-Account, and

    (3) adding the amount of the accumulations in the Fixed Account and Guarantee Period Accounts, if any.

THE ACCUMULATION UNIT. Allocations to the Sub-Accounts are credited to the Contract in the form of Accumulation Units. Accumulation Units are credited separately for each Sub-Account. The number of Accumulation Units of each Sub-Account credited to the Contract is equal to the portion of the payment allocated to the Sub-Account, divided by the dollar value of the applicable Accumulation Unit as of the Valuation Date. The number of Accumulation Units resulting from each payment will remain fixed unless changed by a subsequent split of Accumulation Unit value, a transfer, a withdrawal, or surrender. The dollar value of an Accumulation Unit of each Sub-Account varies from Valuation Date to Valuation Date based on the investment experience of that Sub-Account, and will reflect the investment performance, expenses and charges of its Underlying Funds. The value of an Accumulation Unit was arbitrarily set at $1.00 on the first Valuation Date for each Sub-Account.

NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. This factor is equal to 1.000000 plus the result (which may be positive or negative) from dividing (1) by (2) and subtracting the sum of (3) and
(4) where:

    (1) is the investment income of a Sub-Account for the Valuation Period, including realized or unrealized capital gains and losses during the Valuation Period, adjusted for provisions made for taxes, if any;

    (2) is the value of that Sub-Account's assets at the beginning of the Valuation Period;

    (3) is a charge for mortality and expense risks equal to 0.50% on an annual basis of the daily value of the Sub-Account's assets; and

    (4) is an administrative charge equal to 0.15% on an annual basis of the daily value of the Sub-Account's assets.

The dollar value of an Accumulation Unit as of a given Valuation Date is determined by multiplying the dollar value of the corresponding Accumulation Unit as of the immediately preceding Valuation Date by the appropriate net investment factor.

For an illustration of an Accumulation Unit calculation using a hypothetical example see the SAI.

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RIGHT TO CANCEL

An Owner may cancel the Contract at any time within ten days after receipt of the Contract (or longer if required by law) and receive a refund. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office at 440 Lincoln Street, Worcester, MA 01653, or to an authorized representative. Mailing or delivery must occur within ten days after receipt of the Contract for cancellation to be effective.

In most states, the Company will pay the Owner the Contract's Accumulated Value, adjusted for any Market Value Adjustment for amounts allocated to a Guarantee Period Account, plus any amounts deducted for taxes, charges or fees. However, if the Contract was purchased as an IRA or issued in a state that requires a full refund of the initial payment(s), the Company will provide a refund equal to your gross payment(s). In some states, the refund may equal the greater of
(a) your gross payment(s) or (b) the Accumulated Value adjusted for any Market Value Adjustment, plus any amounts deducted for taxes, charges or fees. At the time the Contract is issued, the "Right to Examine" provision on the cover of the Contract will specifically indicate what the refund will be and the time period allowed to exercise the right to cancel.

In order to comply with New York regulations concerning the purchase of a new annuity contract to replace an existing life or annuity contract (a "replacement"), an Owner who purchases the Contract in New York as a replacement may cancel within 60 days after receipt. In order to cancel the Contract, the Owner must mail or deliver it to the Company's Principal Office or to one of its authorized representatives. Except for IRA contracts returned within 10 days which receive a refund as outlined above, the Company will refund an amount equal to the Surrender Value plus all fees and charges and the Contract will be void from the beginning.

The liability of the Variable Account under this provision is limited to the Owner's Accumulated Value in the Sub-Accounts on the date of cancellation. Any additional amounts refunded to the Owner will be paid by the Company.

TELEPHONE TRANSACTIONS PRIVILEGE

Subject to state law, you, or anyone you authorize, may initiate transactions over the telephone, unless you notify the Company of your election not to have this privilege. The policy of the Company and its agents and affiliates is that it will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among other things, requiring some form of personal identification prior to acting upon instructions received by telephone. All telephone instructions are tape-recorded. The Company reserves the right to modify or discontinue this privilege at any time without prior notice.

The Company cannot guarantee that you, or any other person you authorize, will always be able to reach us to complete a telephone transaction. Under these circumstances, you should submit your request in writing or other form acceptable to us.

TRANSFER PRIVILEGE

Prior to the Annuity Date and subject to the market timing limitations described above in "PAYMENTS," the Owner may transfer amounts among investment options at any time upon written or, in most jurisdictions, telephone request to the Company. Transfer values will be based on the Accumulated Value next computed after receipt of the transfer request.

Transfers to a Guarantee Period Account must be at least $1,000. If the amount to be transferred to a Guarantee Period Account is less than $1,000, the Company may transfer that amount to the AIT Money

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Market Fund. Transfers from a Guarantee Period Account prior to the expiration of the Guarantee Period will be subject to a Market Value Adjustment.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing these additional transfers. The first automatic transfer or rebalancing under an Asset Allocation Model Reallocation program, Automatic Transfers (Dollar Cost Averaging) program, or Automatic Account Rebalancing program counts as one transfer for purposes of the 12 transfers guaranteed to be free of a transfer charge in each Contract year. Each subsequent automatic transfer or rebalancing under that request in the same or a subsequent Contract year is without charge and does not reduce the remaining number of transfers which may be made free of charge.

ASSET ALLOCATION MODEL REALLOCATIONS. If an Owner elects to follow an asset allocation strategy, the Owner may preauthorize transfers in accordance with the chosen strategy. The Company may provide administrative or other support services to independent third parties that provide recommendations as to such allocation strategies. However, the Company does not engage any third parties to offer investment allocation services of any type under this Contract, does not endorse or review any investment allocation recommendations made by such third parties and is not responsible for the investment allocations and transfers transacted on the Owner's behalf. The Company does not charge for providing additional asset allocation support services. Additional information concerning asset allocation programs for which the Company is currently providing support services may be obtained from a registered representative or the Company.

AUTOMATIC TRANSFERS (DOLLAR COST AVERAGING). You may elect automatic transfers of a predetermined dollar amount on a periodic basis from either the Fixed Account or the Sub-Account investing in the AIT Money Market Fund (the "source accounts") to one or more available Sub-Accounts. You may elect these automatic transfers to one or more Sub-Accounts, subject to the following:

    - the predetermined dollar amount may not be less than $100;

    - the periodic basis may be monthly, quarterly, semi-annually or annually;

    - automatic transfers may not be made into the Fixed Account, the Guarantee Period Accounts or, if it is being used as the source account, the AIT Money Market Fund;

    - if an automatic transfer would reduce the balance in the source account to less than $100, the entire balance will be transferred proportionately to the chosen Sub-Accounts.

Automatic transfers from a particular source account will continue until the earlier of:

    - the amount in the source account on a transfer date is zero; or

    - the Owner's request to terminate the option is received by the Company.

If additional amounts are allocated to the source account before its balance has fallen to zero, those additional amounts will also be automatically transferred. The original automatic transfer allocations will apply to all amounts in that source account unless you provide new allocation instructions. New allocation instructions will apply to the entire balance in the source account. If additional amounts are allocated to the source account after its balance has fallen to zero, automatic transfers will not begin again unless you specifically notify the Company to do so.

To the extent permitted by law, the Company reserves the right, from time to time, to credit an enhanced interest rate to an initial and/or subsequent payment made to the Fixed Account, when it is being used as the source account from which to process automatic transfers. For more information see "Enhanced Automatic Transfer (Dollar Cost Averaging) Program" in the SAI.

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AUTOMATIC ACCOUNT REBALANCING.  The Owner may request automatic rebalancing of
Sub-Account allocations on a monthly, quarterly, semi-annual or annual basis in accordance with his/her specified percentage allocations. As frequently as elected by the Owner, the Company will review the percentage allocations in the Underlying Funds and, if necessary, transfer amounts to ensure conformity with the designated percentage allocation mix. If the amount necessary to re-establish the mix on any scheduled date is less than $100, no transfer will be made.

Automatic Account Rebalancing will continue until (1) the Owner's request to terminate or change the option is received by the Company or (2) the end date designated by the Owner when the option was elected. If a subsequent payment is allocated in a manner different from the percentage allocation mix in effect on the date the payment is received, on the next scheduled rebalancing date the payment will be reallocated in accordance with the existing mix.

Currently, Dollar Cost Averaging and Automatic Account Rebalancing may not be in effect simultaneously. Either option may be elected at no additional charge when the Contract is purchased or at a later date. The Company reserves the right to limit the number of Sub-Accounts that may be utilized for automatic transfers and rebalancing, and to discontinue either option upon advance written notice.

SURRENDER AND WITHDRAWALS

Before the Annuity Date, an Owner may surrender the Contract for its Surrender Value or withdraw a portion of its Accumulated Value. In the case of surrender, the Owner must send the Contract and a signed written request for surrender, satisfactory to the Company, to the Principal Office. The Surrender Value will be calculated based on the Contract's Accumulated Value as of the Valuation Date on which the request and the Contract are received at the Principal Office.

In the case of a withdrawal, the Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount and the investment options from which such amount is to be withdrawn. A withdrawal from a Sub-Account will result in cancellation of a number of units equivalent in value to the amount withdrawn. Each withdrawal must be a minimum of $100 and, except under New York Contracts where no minimum balance is required, the Accumulated Value of the Contract may not be reduced to less than $1,000.

A Contract fee may apply when a Contract is surrendered. See CHARGES AND DEDUCTIONS. In addition, amounts withdrawn from a Guarantee Period Account prior to the end of the applicable Guarantee Period will be subject to a Market Value Adjustment, as described under GUARANTEE PERIOD ACCOUNTS.

Any distribution is normally payable within seven days following the Company's receipt of the surrender or withdrawal request. Subject to state law, the Company reserves the right to defer surrenders and withdrawals of amounts allocated to the Company's Fixed Account and Guarantee Period Accounts for a period not to exceed six months. The Company reserves the right to defer surrenders and withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays,

    - the SEC has by order permitted such suspension, or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

For important tax consequences, which may result from surrender or withdrawals, see FEDERAL TAX CONSIDERATIONS.

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For information about Withdrawals after the Annuity Date, see ANNUITIZATION --
THE PAYOUT PHASE, "WITHDRAWALS AFTER THE ANNUITY DATE."

SYSTEMATIC WITHDRAWALS. The Owner may elect an automatic schedule of withdrawals (systematic withdrawals) from amounts in the Sub-Accounts and/or the Fixed Account on a periodic basis (monthly, bimonthly, quarterly, semi-annually or annually). Systematic withdrawals from Guarantee Period Accounts are not available. The Owner may request:

    - the withdrawal of a SPECIFIC DOLLAR AMOUNT and the percentage of this amount to be taken from each designated Sub-Account and/or the Fixed Account; or

    - the withdrawal of a SPECIFIC PERCENTAGE of the Accumulated Value calculated as of the withdrawal dates, and may designate the percentage of this amount which should be taken from each account.

The first withdrawal will take place on the latest of 16 days after the Issue Date, the date the written request is received at the Principal Office, or on a date specified by the Owner.

The minimum amount of each automatic withdrawal is $100 and, except under New York Contracts where no minimum balance is required, the Contract's Accumulated Value may not be reduced to less than $1,000. Systematic withdrawals will cease automatically on the Annuity Date. The Owner may change or terminate systematic withdrawals only by written request to the Principal Office.

LIFE EXPECTANCY DISTRIBUTIONS. (For qualified Contracts and Contracts issued under Section 457 Deferred Compensation Plans only.) Prior to the Annuity Date, an Owner may elect to make a series of systematic withdrawals from the Contract according to the Company's life expectancy distribution ("LED") option. The Owner must return a properly signed LED request form to the Principal Office. Where the Owner is a trust or other nonnatural person, the Owner may elect the LED option based on the Annuitant's life expectancy.

If an Owner elects the Company's LED option (based upon the applicable IRS table), in each calendar year a fraction of the Accumulated Value is withdrawn based on the Owner's life expectancy (or the joint life expectancy of the Owner and a beneficiary.) The numerator of the fraction is 1 (one). The denominator of the fraction will be either:

    - the remaining life expectancy of the Owner (or Owner and beneficiary), as determined annually by the Company; or

    - the prior year's life expectancy, minus one.

The resulting fraction, expressed as a percentage, is then applied to the Accumulated Value at the beginning of the year to determine the amount to be distributed during the year. The Owner may choose to have the applicable life expectancy redetermined each year or use the prior year's life expectancy, minus one. Under the Company's LED option, the amount withdrawn from the Contract changes each year.

The Owner may elect periodic LED distributions on a monthly, bi-monthly, quarterly, semi-annual, or annual basis. The Owner may terminate the LED option at any time. The LED option will terminate automatically on the latest possible Annuity Date permitted under the Contract, at which time an annuity payout option must be selected.

The LED option may not produce annual distributions that meet the definition of "substantially equal periodic payments" as defined under Code Section 72(t). The withdrawals may be treated by the Internal Revenue Service (IRS) as premature distributions from the Contract and may be subject to a 10% federal tax penalty. Owners seeking distributions over their life under this definition should consult their tax advisor. For more information, see "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX CONSIDERATIONS.

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DEATH BENEFIT

A death benefit is payable if the Owner or the first of either Joint Owner dies prior to the Annuity Date. If the Owner is a natural person, no death benefit is payable at the death of any Annuitant. If the Owner is not a natural person, a death benefit will be paid upon the death of any Annuitant. A spousal beneficiary may elect to continue the Contract rather than receive the death benefit as provided in "THE SPOUSE OF THE OWNER AS BENEFICIARY."

STANDARD DEATH BENEFIT. Unless an enhanced death benefit is elected at issue, the standard death benefit will be paid. The standard death benefit is equal to the greater of (a) the Contract's Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment or (b) gross payments prior to the date of death, proportionately reduced to reflect withdrawals. For each withdrawal under (b), the proportionate reduction is calculated by multiplying the
(b) value immediately prior to the withdrawal by the following fraction:

                            Amount of the withdrawal
                ------------------------------------------------
             Accumulated Value immediately prior to the withdrawal

OPTIONAL ENHANCED DEATH BENEFIT RIDER. An optional Enhanced Death Benefit (EDB) Rider will be available at issue as long as the oldest Owner has not yet attained age 80. (For Contracts issued by First Allmerica in New York, the EDB Rider may be elected if the oldest Owner is under age 90.) In all jurisdictions except NewYork, the Annual Step-Up with 5% Yield EDB Rider is offered. In New York, the Annual Step-Up EDB Rider is offered. The Riders are identical except as noted below.

A separate charge for the Rider is made against the Contract's Accumulated Value on the last day of each Contract month for the coverage provided during that month. The charge is made through a pro-rata reduction (based on relative values) of Accumulation Units in the Sub-Accounts and dollar amounts in the Fixed and Guarantee Period Accounts. For specific charges and more detail, see "OPTIONAL RIDER CHARGE" under CHARGES AND DEDUCTIONS.

The Annual Step-Up with 5% Yield EDB Rider and the Annual Step-Up EDB Rider provide a death benefit guarantee if the death of an Owner (or an Annuitant if the Owner is not a natural person) occurs before the Annuity Date. The calculation of the death benefit depends upon whether death occurs before or after the deceased's 90th birthday:

I. Death BEFORE 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date and before his/her 90th birthday, the death benefit will be the GREATEST of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment;

    (b) gross payments, accumulated daily at an effective annual yield of 5% from the date each payment is applied until the date of death, proportionately reduced to reflect withdrawals (under a New York Contract, the 5% yield is not available; therefore, the (b) value equals gross payments proportionately reduced to reflect withdrawals);

    (c) the highest Accumulated Value on any Contract anniversary date prior to the date of death, as determined after being increased for any positive Market Value Adjustment and subsequent payments and proportionately reduced for subsequent withdrawals.

II. Death ON OR AFTER 90th Birthday. If an Owner (or an Annuitant if the Owner is not a natural person) dies before the Annuity Date but on or after his/her 90th birthday, the death benefit is equal to the GREATER of:

    (a) the Accumulated Value on the Valuation Date that the Company receives proof of death and all necessary claim paperwork, increased by any positive Market Value Adjustment; or

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    (b) the death benefit, as calculated under Section I above, that would have been payable on the Contract anniversary prior to the deceased's 90th birthday, increased for subsequent payments and proportionately reduced for subsequent withdrawals.

Proportionate reductions are calculated in the same manner as described above under "Standard Death Benefit."

PAYMENT OF THE DEATH BENEFIT PRIOR TO THE ANNUITY DATE. The death benefit generally will be paid to the beneficiary in one sum upon receipt of proof of death at the Principal Office, unless the Owner has elected to apply the proceeds to a life annuity not extending beyond the beneficiary's life expectancy. Instead of payment in one sum, the beneficiary may, by written request, elect to:

    (1) defer distribution of the death benefit for a period no more than five years from the date of death; or

    (2) receive distributions over the life of the beneficiary or for a period certain not extending beyond the beneficiary's life expectancy, with annuity benefit payments beginning within one year from the date of death.

If distribution of the death benefit is deferred under (1) or (2), any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account. The excess, if any, of the death benefit over the Accumulated Value also will be transferred to the AIT Money Market Sub-Account. The beneficiary may, by written request, effect transfers and withdrawals during the deferral period and prior to annuitization under (2), but may not make additional payments. The death benefit will reflect any earnings or losses experienced during the deferral period. If there are multiple beneficiaries, the consent of all is required.

THE SPOUSE OF THE OWNER AS BENEFICIARY

If the sole beneficiary is the deceased Owner's spouse, he or she may, by written request, continue the Contract rather than receiving payment of the death benefit. The spouse will then become the Owner and Annuitant subject to the following:

    (1) any value in the Guarantee Period Accounts will be transferred to the AIT Money Market Sub-Account; and

    (2) the excess, if any, of the death benefit over the Contract's Accumulated Value also will be added to the AIT Money Market Sub-Account.

The new Owner may also make additional payments. All other rights and benefits provided in the Contract will continue, except that any subsequent spouse of the new Owner, if named as beneficiary, will not be entitled to continue the Contract when the new Owner dies.

ASSIGNMENT

The Contract, other than one sold in connection with certain qualified plans, may be assigned by the Owner at any time prior to the Annuity Date and prior to the death of an Owner (see FEDERAL TAX CONSIDERATIONS). The Company will not be deemed to have knowledge of an assignment unless it is made in writing and filed at the Principal Office. The Company will not assume responsibility for determining the validity of any assignment. If an assignment of the Contract is in effect on the Annuity Date, the Company reserves the right to pay to the assignee, in one sum, that portion of the Surrender Value of the Contract to which the assignee appears to be entitled. The Company will pay the balance, if any, in one sum to the Owner in full settlement of all liability under the Contract. The interest of the Owner and of any beneficiary will be subject to any assignment.

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                       ANNUITIZATION -- THE PAYOUT PHASE

Subject to certain restrictions discussed below, at annuitization the Owner has the right:

    - to select the annuity payout option under which annuity benefit payments are to be made;

    - to determine whether those payments are to be made on a fixed basis, a variable basis, or a combination fixed and variable basis. If a variable annuity payout option is selected, the Owner must choose an Annuity Benefit Payment Change Frequency ("Change Frequency") and the date the first Change Frequency will occur; and

    - to select one of the available Assumed Investment Returns ("AIR") for a variable option (see "VARIABLE ANNUITY BENEFIT PAYMENTS" below for details).

ELECTING THE ANNUITY DATE

Generally, annuity benefit payments under the Contract will begin on the Annuity Date. The Annuity Date:

    - may not be earlier than the first Contract anniversary; and

    - must occur before the Owner's 99th birthday (before the Owner's 90th birthday under New York Contracts.)

If the Owner does not select an Annuity Date, the Annuity Date will be the later of (a) the Owner's 85th birthday or (b) one year after the Issue Date.

If there are Joint Owners, the age of the Older Owner will determine the latest possible Annuity Date under New York Contracts. In all other jurisdictions, the age of the younger will determine the latest possible Annuity Date. The Owner may elect to change the Annuity Date by sending a written request to the Principal Office at least one month before the earlier of the new Annuity Date or the currently scheduled date.

If the Annuity Date occurs when the Owner is at an advanced age, it is possible that the Contract will not be considered an annuity for federal tax purposes. In addition, the Internal Revenue Code ("the Code") and/or the terms of qualified plans may impose limitations on the age at which annuity benefit payments may commence and the type of annuity payout option that may be elected. The Owner should carefully review the Annuity Date and the annuity payout options with his/her tax adviser. See FEDERAL TAX CONSIDERATIONS for further information.

CHOOSING THE ANNUITY PAYOUT OPTION

Regardless of how payments were allocated during the accumulation phase, the Owner may choose a variable annuity payout option, a fixed annuity payout option or a combination fixed and variable annuity payout option. Currently, all of the variable annuity payout options described below are available and may be funded through all of the variable Sub-Accounts. In addition, each of the variable annuity payout options is also available on a fixed basis. The Company may offer other annuity payout options.

The Owner may change the annuity payout option up to one month before the Annuity Date. If the Owner fails to choose an annuity payout option, monthly benefit payments will be made under a variable Life with Cash Back annuity payout option.

The annuity payout option selected must result in an initial payment of at least $100 (a lower amount may be required in certain jurisdictions.) The Company reserves the right to increase this minimum amount. If the

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annuity payout option selected does not produce an initial payment which meets this minimum, a single payment may be made.

FIXED ANNUITY PAYOUT OPTIONS. If the Owner selects a fixed annuity payout option, each monthly annuity benefit payment will be equal to the first (unless a withdrawal is made or as otherwise described under certain reduced survivor annuity benefits.) Any portion of the Contract's Accumulated Value converted to a fixed annuity will be held in the Company's General Account. The Contract provides guaranteed fixed annuity option rates that determine the dollar amount of the first payment under each form of fixed annuity for each $1,000 of applied value. These rates are based on the Annuity 2000 Mortality Table and a 3% AIR. The Company may offer annuity rates more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. For more specific information about fixed annuity payout options, see the Contract.

Under New York Contracts, if no Market Value Adjustment was used to calculate the Annuity Value, the first fixed annuity benefit payment will be based on the greater of (a) the guaranteed annuity rates shown in the Contract or (b) the Company's non-guaranteed current annuity option rates applicable to this class of Owners. If a Market Value Adjustment was used to caculate the Annuity Value, the first fixed annuity benefit payment will be based on the greatest of (a),
(b) and (c), where (a) and (b) are the same as above and (c) is the annuity option rates available under the immediate annuity contract being offered by the Company, if any, on the date Annuity Units are purchased.

VARIABLE ANNUITY PAYOUT OPTIONS. If the Owner selects a variable annuity payout option, he/she will receive monthly payments equal to the value of the fixed number of Annuity Units in the chosen Sub-Account(s). The first variable annuity benefit payment will be based on the annuity option rates made available by the Company on the rate basis available at the time the variable annuity payout option is selected. Annuity option rates determine the dollar amount of the first payment for each $1,000 of applied value. The annuity option rates are based on the Annuity 2000 Mortality Table and a 3% AIR.

Since the value of an Annuity Unit in a Sub-Account reflects the investment performance of the Sub-Account, the amount of each monthly annuity benefit payment will usually vary. However, under this Contract, if the Owner elects a variable payout option, he or she must also select a monthly, quarterly, semi-annual or annual Change Frequency. The Change Frequency is the frequency that changes resulting from the Sub-Account's investment performance will be reflected in the dollar value of a variable annuity benefit payment. As such, the Change Frequency chosen will determine how frequently monthly variable annuity payments will vary. For example, if a monthly Change Frequency is in effect, payments may vary on a monthly basis. If a quarterly Change Frequency is selected, the amount of each monthly payment may change every three months and will be level within each three month cycle.

At the time the Change Frequency is elected, the Owner must also select the date the first change is to occur. This date may not be later than the length of the Change Frequency elected. For example, if a semi-annual Change Frequency is elected, the date of the first change may not be later than six months after the Annuity Date. If a quarterly Change Frequency is elected, the date of the first change may not be later than three months after the Annuity Date.

DESCRIPTION OF ANNUITY PAYOUT OPTIONS

The Company currently provides the following annuity payout options:

LIFE ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Payments cease with the last annuity benefit payment due prior to the Annuitant's death.

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    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments will continue for the remaining lifetime of the survivor at a previously elected level of 100%, two-thirds or one-half of the total number of Annuity Units.

LIFE WITH PERIOD CERTAIN ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments guaranteed for a specified number of years and continuing thereafter during the Annuitant's lifetime. If the Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments guaranteed for a specified number of years and continuing during the Annuitant's and Joint Annuitant's joint lifetimes. Upon the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. If the surviving Annuitant dies before all guaranteed payments have been made, the remaining payments continue to the Owner or the Beneficiary (whichever is applicable).

LIFE WITH CASH BACK ANNUITY PAYOUT OPTION

    - SINGLE LIFE ANNUITY -- Monthly payments during the Annuitant's life. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

    - JOINT AND SURVIVOR ANNUITIES -- Monthly payments during the Annuitant's and Joint Annuitant's joint lifetimes. At the first death, payments continue for the survivor's remaining lifetime at the previously elected level of 100%, two-thirds or one-half of the Annuity Units. Thereafter, any excess of the original applied Annuity Value, over the total amount of annuity benefit payments made and withdrawals taken, will be paid to the Owner or the Beneficiary (whichever is applicable).

PERIOD CERTAIN ANNUITY PAYOUT OPTION (PAYMENTS GUARANTEED FOR A SPECIFIC NUMBER
  OF YEARS)

Monthly annuity benefit payments for a chosen number of years ranging from five to thirty are paid or any other period currently offered by the Company. If the Annuitant dies before the end of the period, remaining payments will continue. The period certain option does not involve a life contingency. In the computation of the payments under this option, the charge for annuity rate guarantees, which includes a factor for mortality risks, is made.

VARIABLE ANNUITY BENEFIT PAYMENTS

THE ANNUITY UNIT. On and after the Annuity Date, the Annuity Unit is a measure of the value of the monthly annuity benefit payments under a variable annuity payout option. The value of an Annuity Unit in each Sub-Account on its inception date was set at $1.00. The value of an Annuity Unit of a Sub-Account on any Valuation Date thereafter is equal to the value of the Annuity Unit on the immediately preceding Valuation Date multiplied by the product of:

    (a) a discount factor equivalent to the AIR; and

    (b) the Net Investment Factor of the Sub-Account funding the annuity benefit payments for the applicable Valuation Period.

Annuity benefit payments will increase from one payment date to the next if the annualized net rate of return during that period is greater than the AIR and will decrease if the annualized net rate of return is less than the AIR. Where permitted by law, the Owner may select an AIR of 3%, 5% or 7%. A higher AIR will result in a

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higher initial payment. However, subsequent payments will increase more slowly during periods when actual investment performance exceeds the AIR and will decrease more rapidly during periods when investment performance is less than the AIR.

DETERMINATION OF THE FIRST ANNUITY BENEFIT PAYMENT. The amount of the first periodic variable annuity benefit payment depends on the:

    - annuity payout option chosen;

    - length of the annuity payout option elected;

    - age of the Annuitant;

    - gender of the Annuitant (if applicable, see "NORRIS DECISION");

    - value of the amount applied under the annuity payout option;

    - applicable annuity option rates based on the Annuity 2000 Mortality Table; and

    - AIR selected.

The dollar amount of the first periodic annuity benefit payment is determined by multiplying

    (1) the Accumulated Value applied under that option after application of any Market Value Adjustment and less premium tax, if any, (or the amount of the death benefit, if applicable) divided by $1,000, by

    (2) the applicable amount of the first monthly payment per $1,000 of value.

Notwithstanding the above, the annuity benefit payments at the time of annuitization under a New York Contract will not be less than those that would have been provided by the application of an Annuity Value equal to an amount required to purchase any single consideration immediate annuity contract offered by the Company at the same time to the same class of annuitants.

DETERMINATION OF THE NUMBER OF ANNUITY UNITS. The dollar amount of the first variable annuity benefit payment is then divided by the value of an Annuity Unit of the selected Sub-Account(s) to determine the number of Annuity Units represented by the first payment. The number of Annuity Units remains fixed under all annuity payout options (except for the survivor annuity benefit payment under the joint and two-thirds or joint and one-half option) unless the Owner transfers among Sub-Accounts, makes a withdrawal, or units are split.

DOLLAR AMOUNT OF SUBSEQUENT VARIABLE ANNUITY BENEFIT PAYMENTS. For each subsequent payment, the dollar amount of the variable annuity benefit payment is determined by multiplying this fixed number of Annuity Units by the value of an Annuity Unit on the applicable Valuation Date. The dollar amount of each periodic variable annuity benefit payment after the first will vary with subsequent variations in the value of the Annuity Unit of the selected Sub-Account(s).

For an illustration of the calculation of a variable annuity benefit payment using a hypothetical example, see "Annuity Benefit Payments" in the SAI.

PAYMENT OF ANNUITY BENEFIT PAYMENTS. The Owner will receive the annuity benefit payments unless he/ she requests in writing that payments be made to another person, persons, or entity. If the Owner (or, if there are Joint Owners, the surviving Joint Owner) dies on or after the Annuity Date, the beneficiary will become the Owner of the Contract. Any remaining annuity benefit payments will continue to the beneficiary in

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accordance with the terms of the annuity benefit payment option selected. If there are Joint Owners on or after the Annuity Date, upon the first Owner's death, any remaining annuity benefit payments will continue to the surviving Joint Owner in accordance with the terms of the annuity benefit payment option selected.

If an Annuitant dies on or after the Annuity Date but before all guaranteed annuity benefit payments have been made, any remaining payments will continue to be paid to the Owner or the payee designated by the Owner. Unless otherwise indicated by the Owner, the present value of any remaining guaranteed annuity benefit payments may be paid in a single sum to the Owner. For discussion of present value calculation, see "Calculation of Present Value" below.

TRANSFERS OF ANNUITY UNITS

After the Annuity Date and prior to the death of the Annuitant, the Owner may transfer among the available Sub-Accounts upon written or, in most jurisdictions, telephone request to the Company. Transfers will be subject to the same market timing restrictions discussed in "PAYMENTS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. A designated number of Annuity Units equal to the dollar amount of the transfer requested will be exchanged for an equivalent dollar amount of Annuity Units of another Sub-Account. Transfer values will be based on the Annuity Value next computed after receipt of the transfer request.

Currently, the Company does not charge for transfers. The first 12 transfers in a Contract year are guaranteed to be free of any transfer charge. For each subsequent transfer in a Contract year, the Company reserves the right to assess a charge, guaranteed never to exceed $25, to reimburse it for the expense of processing transfers.

Automatic Account Rebalancing (AAR) is available during the annuitization phase subject to the same rules described in "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE.

WITHDRAWALS AFTER THE ANNUITY DATE

WITHDRAWALS AFTER THE ANNUITY DATE FROM QUALIFIED AND NON-QUALIFIED CONTRACTS MAY HAVE ADVERSE TAX CONSEQUENCES. BEFORE MAKING A WITHDRAWAL, PLEASE CONSULT YOUR TAX ADVISOR AND SEE "TAXATION OF THE CONTRACT IN GENERAL -- WITHDRAWALS AFTER ANNUITIZATION" UNDER FEDERAL TAX CONSIDERATIONS.

After the Annuity Date and prior to the death of the Annuitant, the Owner may take withdrawals from the Contract. The Owner must submit to the Principal Office a signed, written request indicating the desired dollar amount of the withdrawal. The minimum amount of a withdrawal is $1,000. If the amount requested is greater than the maximum amount that may be withdrawn at that time, the Company will allow the withdrawal only up to the maximum amount.

The amount of each Payment Withdrawal or Present Value Withdrawal represents a portion of the present value of the remaining annuity benefit payments or remaining guaranteed annuity benefit payments, respectively, and proportionately reduces the number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option) applied to future annuity benefit payments. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments. See "Calculation of Proportionate Reduction," below.

The type of withdrawal and the number of withdrawals that may be made each calendar year depend upon whether the Owner annuitizes under an annuity payout option with payments based on the life of one or more Annuitants with no guaranteed payments (a "Life" annuity payout option), under a life annuity payout option

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that in part provides for a guaranteed number of payments (a "Life With Period
Certain" or "Life With Cash Back" annuity payout option), or an annuity payout option based on a guaranteed number of payments (a "Period Certain" annuity payout option).

PAYMENT WITHDRAWALS UNDER LIFE ANNUITY PAYOUT OPTIONS (NOT AVAILABLE IN NEW
  YORK)

The Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS UNDER LIFE WITH PERIOD CERTAIN
  OR LIFE WITH CASH BACK ANNUITY PAYOUT OPTIONS

The Owner may make one Present Value Withdrawal in each calendar year, if there are remaining GUARANTEED annuity benefit payments. The amount of each Present Value Withdrawal represents a percentage of the present value of the remaining guaranteed annuity benefit payments. Each year a Present Value Withdrawal is taken, the Company records the percentage of the present value of the then remaining guaranteed annuity benefit payments that was withdrawn. The total percentage withdrawn over the life of the Contract cannot exceed 75%. This means that each Present Value Withdrawal is limited by the REMAINING AVAILABLE PERCENTAGE. (For example, assume that in year three the Owner withdraws 15% of the then current present value of the remaining guaranteed annuity benefit payments. In year seven, the Owner withdraws 20% of the then present value of the remaining guaranteed number of annuity benefit payments. Through year seven the total percentage withdrawn is 35%. After year seven, the Owner may make Present Value Withdrawal(s) of up to 40% (75% -- 35%) of the present value of any remaining guaranteed annuity benefit payments).

Under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed annuity benefit payments have been made, the number of Annuity Units or dollar amount applied to future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," below.

In addition, except under New York Contracts where payment withdrawals are not available, an Owner may make one Payment Withdrawal in each calendar year. A Payment Withdrawal cannot exceed the previous monthly annuity benefit payment multiplied by ten (10). The amount of each Payment Withdrawal represents a percentage of the present value of the remaining annuity benefit payments.

PRESENT VALUE WITHDRAWALS UNDER PERIOD CERTAIN ANNUITY PAYOUT OPTIONS

The Owner may make multiple Present Value Withdrawals in each calendar year, up to 100% of the present value of the guaranteed annuity benefit payments. Withdrawal of 100% of the present value of the guaranteed annuity benefit payments will result in termination of the Contract.

CALCULATION OF PROPORTIONATE REDUCTION. Each Payment Withdrawal proportionately reduces the number of Annuity Units applied to each future variable annuity benefit payment or the dollar amount applied to each future fixed annuity benefit payment. Each Present Value Withdrawal proportionately reduces the number of Annuity Units applied to each future GUARANTEED variable annuity benefit payment or the dollar amount applied to each future GUARANTEED fixed annuity benefit payment. Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

- PAYMENT WITHDRAWALS (Not available under New York Contracts.) Payment Withdrawals are available under Life, Life with Period Certain, or Life with Cash Back annuity payout options. The Owner may make one Payment Withdrawal in each calendar year.

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  Under a variable annuity payout option, the proportionate reduction in Annuity
  Units is calculated by multiplying the number of Annuity Units in each future variable annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower future variable annuity benefit payments.

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining fixed annuity benefit payments.

- PRESENT VALUE WITHDRAWALS. Present Value Withdrawals are available under Life with Period Certain or Life with Cash Back annuity payout options (the Owner may make one Present Value Withdrawal in each calendar year, if there are remaining guaranteed annuity benefit payments) and under Period Certain annuity payout options (the Owner may make multiple Present Value Withdrawals in each calendar year).

  Under a variable annuity payout option, the proportionate reduction in Annuity Units is calculated by multiplying the number of Annuity Units in each future variable guaranteed annuity benefit payment (determined immediately prior to the withdrawal) by the following fraction:

                        Amount of the variable withdrawal
                 ------------------------------------------------

                 Present value of all remaining variable annuity
               benefit payments immediately prior to the withdrawal

  Under a fixed annuity payout option, the proportionate reduction is calculated by multiplying the dollar amount of each future fixed annuity benefit payment by a similar fraction, which is based on the amount of the fixed withdrawal and present value of remaining guaranteed fixed annuity benefit payments.

  Because each variable annuity benefit payment is determined by multiplying the number of Annuity Units by the value of an Annuity Unit, the reduction in the number of Annuity Units will result in lower variable annuity benefit payments with respect to the guaranteed payments. Under a fixed annuity payout option, the proportionate reduction will result in lower fixed annuity benefit payments with respect to the guaranteed payments. However, under a Life with Period Certain annuity payout option or Life with Cash Back annuity payout option, if the Annuitant is still living after the guaranteed number of annuity benefit payments has been made, the number of Annuity Units or dollar amount of future annuity benefit payments will be restored as if no Present Value Withdrawal(s) had taken place.

CALCULATION OF PRESENT VALUE. When a withdrawal is taken, the present value of future annuity benefit payments is calculated based on an assumed mortality table and a discount rate. The mortality table that is used will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table with male, female, or unisex rates, as appropriate). The discount rate is the AIR (for a variable annuity payout option) or the interest rate (for a fixed annuity payout option) that was used at the time of annuitization to determine the annuity benefit payments.

For each Payment Withdrawal, the number of years of annuity benefit payments being valued depends upon the life expectancy of the Annuitant at the time of the withdrawal. The life expectancy will be determined by a mortality table that will be equal to the mortality table used at the time of annuitization to determine the annuity benefit payments (currently the Annuity 2000 Mortality Table).

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Carefully consider the following before making a withdrawal (especially if you are making the withdrawal under a Life with Period Certain or Life with Cash Back annuity payout option):

    - For a Payment Withdrawal, the present value calculation affects the proportionate reduction of the remaining number of Annuity Units (under a variable annuity payout option) or dollar amount (under a fixed annuity payout option), applied to each future annuity benefit payment, as explained in "Calculation of Proportionate Reduction -- Payment Withdrawals," above. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future annuity benefit payment. This will result in lower future annuity benefit payments, all other things being equal.

    - For a Present Value Withdrawal, the discount factor is used in determining the maximum amount that can be withdrawn under the present value calculation. There will be a proportionate reduction in the number of Annuity Units or the dollar amount applied to each future guaranteed annuity benefit payment. This will result in lower future annuity benefit payments with respect to the guaranteed payments, all other things being equal. See "Calculation of Proportionate Reduction -- Present Value Withdrawals," above.

For examples comparing a Payment Withdrawal and a Present Value Withdrawal, see APPENDIX C -- EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS.

DEFERRAL OF WITHDRAWALS. A withdrawal is normally payable within seven days following the Company's receipt of the withdrawal request. However, the Company reserves the right to defer withdrawals of amounts in each Sub-Account in any period during which:

    - trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays;

    - the SEC has by order permitted such suspension; or

    - an emergency, as determined by the SEC, exists such that disposal of portfolio securities or valuation of assets of a separate account is not reasonably practicable.

The Company reserves the right to defer withdrawals of amounts allocated to the Company's General Account for a period not to exceed six months.

REVERSAL OF ANNUITIZATION

The Owner may reverse the decision to annuitize by written request to the Company within 90 days of the Annuity Date. Upon receipt of such request, the Company will return the Contract to the Accumulation Phase, subject to the following:

    (1) The value applied under a fixed annuity payout option at the time of annuitization will be treated as if it had been invested in the Fixed Account of the Contract on that same date.

    (2) The Sub-Account allocations that were in effect at the time of annuitization will first be used for calculating the reversal. Any transfers between variable Sub-Accounts during the annuity payout phase will then be treated as transfers during the accumulation phase. (As a result, the Contract's Accumulated Value after the reversal will reflect the same Sub-Account allocations that were in effect immediately prior to the reversal).

    (3) Any annuity benefit payments paid and any withdrawals taken during the annuity payout phase will be treated as a withdrawal of the Surrender Value in the accumulation phase, as of the date of the payment or withdrawal. There may be adverse tax consequences resulting from these withdrawals.

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       See "TAXATION OF THE CONTRACT IN GENERAL" under FEDERAL TAX
       CONSIDERATIONS.

If the Company learns of the Owner's decision to reverse annuitization after the latest possible Annuity Date permitted under the Contract, the Company will contact the Owner. The Owner must then immediately select an annuity payout option (either the original annuity payout option or a different annuity payout option). If the Owner does not select an annuity payout option, payments will begin under a variable Life with Cash Back annuity payout option.

NORRIS DECISION

In the case of ARIZONA GOVERNING COMMITTEE V. NORRIS, the United States Supreme Court ruled that, in connection with retirement benefit options offered under certain employer-sponsored employee benefit plans, annuity payout options based on sex-distinct actuarial tables are not permissible under Title VII of the Civil Rights Act of 1964. The ruling requires that benefits derived from contributions paid into a plan after August 1, 1983 be calculated without regard to the sex of the employee. Annuity benefits attributable to payments received by the Company under a Contract issued in connection with an employer-sponsored benefit plan affected by the NORRIS decision will be based on unisex rates.

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                             CHARGES AND DEDUCTIONS

Deductions under the Contract and charges against the assets of the Sub-Accounts are described below. Other deductions and expenses paid out of the assets of the Underlying Funds are described in the prospectuses and SAIs of the Underlying Funds.

VARIABLE ACCOUNT DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE. The Company assesses a charge against the assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. The mortality and expense risk charge is assessed daily at an annual rate of 0.50% of each Sub-Account's assets. The charge is imposed during both the accumulation phase and the annuity payout phase. The mortality risk arises from the Company's guarantee that it will make annuity benefit payments in accordance with annuity rate provisions established at the time the Contract is issued for the life of the Annuitant (or in accordance with the annuity payout option selected), no matter how long the Annuitant lives and no matter how long all Annuitants as a class live. The mortality charge is deducted during the annuity payout phase on all Contracts, including those that do not involve a life contingency, even though the Company does not bear direct mortality risk with respect to variable annuity settlement options that do not involve life contingencies. The expense risk arises from the Company's guarantee that the charges it makes will not exceed the limits described in the Contract and in this Prospectus.

If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, the Company will absorb the losses. If expenses are less than the amounts provided to the Company by the charge, the difference will be a profit to the Company. To the extent this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses.

This charge may not be increased. Since mortality and expense risks involve future contingencies that are not subject to precise determination in advance, it is not feasible to identify specifically the portion of the charge which is applicable to each.

ADMINISTRATIVE EXPENSE CHARGE. The Company assesses each Sub-Account with a daily Administrative Expense Charge at an annual rate of 0.15% of the average daily net assets of the Sub-Account. The charge is imposed during both the accumulation phase and the annuity payout phase and may not be increased. The daily Administrative Expense Charge is assessed to help defray administrative expenses actually incurred in the administration of the Sub-Account. There is no direct relationship, however, between the amount of administrative expenses imposed on a given Contract and the amount of expenses actually attributable to that Contract.

Deductions for the Contract fee (described below under "CONTRACT FEE") and for the Administrative Expense Charge are designed to reimburse the Company for the cost of administration and related expenses and are not expected to be a source of profit. The administrative functions and expense assumed by the Company in connection with the Variable Account and the Contract include, but are not limited to, clerical, accounting, actuarial and legal services, rent, postage, telephone, office equipment and supplies, expenses of preparing and printing registration statements, expense of preparing and typesetting prospectuses and the cost of printing prospectuses not allocable to sales expense, filing and other fees.

OTHER CHARGES. Because the Sub-Accounts purchase shares of the Underlying Funds, the value of the net assets of the Sub-Accounts will reflect the investment advisory fee and other expenses incurred by the Underlying Funds. The prospectuses and SAIs of the Underlying Funds contain additional information concerning expenses of the Underlying Funds.

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CONTRACT FEE

A $35 Contract fee (a lower fee may apply in some states) currently is deducted during the accumulation phase, on the Contract anniversary date and upon full surrender of the Contract if the Accumulated Value on any of these dates is less than $75,000.

Where Accumulated Value has been allocated to more than one investment option, a percentage of the total Contract fee will be deducted from the value in each. The portion of the charge deducted from each investment option will be equal to the percentage that the value in that option bears to the Accumulated Value under the Contract. The deduction of the Contract fee from a Sub-Account will result in cancellation of a number of Accumulation Units equal in value to the portion of the charge deducted from that Sub-Account.

Where permitted by law, the Contract fee may be waived for Contracts where, on the issue date, either the Owner or the Annuitant is within the following class of individuals: employees and registered representatives of any broker-dealer which has entered into a sales agreement with the Company to sell the Contract; employees of the Company, its affiliates and subsidiaries, officers, directors, trustees and employees of any of the Underlying Funds; investment managers or sub-advisers of the Underlying Funds; and the spouses of and immediate family members residing in the same household with such eligible persons. "Immediate family members" means children, siblings, parents and grandparents.

OPTIONAL RIDER CHARGE

Subject to state availability, the Company currently offers an Enhanced Death Benefit Rider that is available only if elected by the Owner at issue. A separate monthly charge is made for the Rider through a pro-rata reduction of the Accumulated Value of the Sub-Accounts, the Fixed Account and the Guarantee Period Accounts. The pro-rata reduction is based on the relative value that the Accumulation Units of the Sub-Accounts, the dollar amounts in the Fixed Account and the dollar amounts in the Guarantee Period Accounts bear to the total Accumulated Value.

The applicable charge for the Rider is equal to the Accumulated Value on the last day of each Contract month multiplied by 1/12th of the following annual percentage rate:

Annual Step-Up With 5% Yield Enhanced Death Benefit
  Rider:*...................................................  0.25%
Annual Step-Up Enhanced Death Benefit Rider:**..............  0.15%

  * Not Available in New York

 ** Available only in New York.

For a description of the Rider, see "Optional Enhanced Death Benefit Rider" under "DEATH BENEFIT," DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE, ABOVE.

PREMIUM TAXES

Some states and municipalities impose a premium tax on variable annuity contracts. State premium taxes currently range up to 3.5%. The Company makes a charge for state and municipal premium taxes, when applicable, and deducts the amount paid as a premium tax charge. The current practice of the Company is to deduct the premium tax charge in one of two ways:

    1. if the premium tax was paid by the Company when payments were received, the premium tax charge may be deducted on a pro-rata basis when withdrawals are made, upon surrender of the Contract, or when annuity benefit payments begin (the Company reserves the right instead to deduct the premium tax charge for a Contract at the time payments are received); or

    2.  the premium tax charge is deducted when annuity benefit payments begin.

In no event will a deduction be taken before the Company has incurred a tax liability under applicable state law.

If no amount for premium tax was deducted at the time the payment was received, but subsequently tax is determined to be due prior to the Annuity Date, the Company reserves the right to deduct the premium tax from the Contract value at the time such determination is made.

TRANSFER CHARGE

The Company currently does not assess a charge for processing transfers. The Company guarantees that the first 12 transfers in a Contract year will be free of a transfer charge, but reserves the right to assess a charge, guaranteed never to exceed $25, for each subsequent transfer in a Contract year to reimburse it for the expense of processing transfers. For more information, see "TRANSFER PRIVILEGE" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE and "TRANSFERS OF ANNUITY UNITS" under ANNUITIZATION -- THE PAYOUT PHASE.

                           GUARANTEE PERIOD ACCOUNTS

Due to certain exemptive and exclusionary provisions in the securities laws, interests in the Guarantee Period Accounts and the Company's Fixed Account are not registered as an investment company under the provisions of the 1933 Act or the 1940 Act. Accordingly, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Guarantee Period Accounts or the Fixed Account. Nevertheless, disclosures regarding the Guarantee Period Accounts and the Fixed Account of this Contract or any fixed benefits offered under these accounts may be subject to the provisions of the 1933 Act relating to the accuracy and completeness of statements made in the Prospectus.

INVESTMENT OPTIONS. In most jurisdictions, Guarantee Periods ranging from two through ten years may be available. Each Guarantee Period established for the Owner is accounted for separately in a non-unitized segregated account except in California where it is accounted for in the Company's General Account. Each Guarantee Period Account provides for the accumulation of interest at a Guaranteed Interest Rate. The Guaranteed Interest Rate on amounts allocated or transferred to a Guarantee Period Account is determined from time to time by the Company in accordance with market conditions. Once an interest rate is in effect for a Guarantee Period Account, however, the Company may not change it during the duration of its Guarantee Period. In no event will the Guaranteed Interest Rate be less than 3%.

To the extent permitted by law, the Company reserves the right at any time to offer Guarantee Periods with durations that differ from those which were available when a Contract initially was issued and to stop accepting new allocations, transfers or renewals to a particular Guarantee Period.

Owners may allocate net payments or make transfers from any of the Sub-Accounts, the Fixed Account or an existing Guarantee Period Account to establish a new Guarantee Period Account at any time prior to the Annuity Date. Transfers from a Guarantee Period Account on any date other than on the day following the expiration of that Guarantee Period will be subject to a Market Value Adjustment. The Company establishes a separate investment account each time the Owner allocates or transfers amounts to a Guarantee Period except that amounts allocated to the same Guarantee Period on the same day will be treated as one Guarantee Period Account. The minimum that may be allocated to establish a Guarantee Period Account is $1,000. If less than $1,000 is allocated, the Company reserves the right to apply that amount to the AIT Money Market Sub-Account. The Owner may allocate amounts to any of the Guarantee Periods available.

At least 45 days (15 days under New York Contracts) but not more than 75 days (45 days for New York Contracts), prior to the end of a Guarantee Period, the Company will notify the Owner in writing of the expiration of that Guarantee Period. At the end of a Guarantee Period the Owner may transfer amounts to the Sub-Accounts, the Fixed Account or establish a new Guarantee Period Account of any duration then offered by the Company, without a Market Value Adjustment. If reallocation instructions are not received at the Principal Office before the end of a Guarantee Period, the account value automatically will be applied to a new Guarantee Period Account with the same duration at the then current rate unless (1) less than $1,000 would remain in the Guarantee Period Account on the expiration date, or (2) unless the Guarantee Period would extend beyond the Annuity Date or is no longer available. In such cases, the Guarantee Period Account value will be transferred to the Sub-Account investing in the AIT Money Market Fund. Where amounts have been renewed automatically in a new Guarantee Period, the Company currently gives the Owner an additional 30 days to transfer out of the Guarantee Period Account without application of a Market Value Adjustment. This practice may be discontinued or changed with notice at the Company's discretion. However, for New York Contracts, the Company guarantees that it will transfer monies out of the Guaranteed Period Account without application of a Market Value Adjustment if the Owner's request is received within ten days of the renewal date.

MARKET VALUE ADJUSTMENT. No Market Value Adjustment will be applied to transfers, withdrawals, or surrender from a Guarantee Period Account on the expiration of its Guarantee Period. No Market Value Adjustment will apply to deductions taken for Contract Fees or rider charges.In addition, no negative Market

Value Adjustment will be applied to a death benefit although a positive Market Value Adjustment, if any, will be applied to increase the value of the death benefit when based on the Contract's Accumulated Value. See "DEATH BENEFIT" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. All other transfers, withdrawals, or a surrender prior to the end of a Guarantee Period will be subject to a Market Value Adjustment, which may increase or decrease the value. Amounts applied under an annuity option are treated as withdrawals when calculating the Market Value Adjustment. The Market Value Adjustment will be determined by multiplying the amount taken from each Guarantee Period Account by the market value factor. The market value factor for each Guarantee Period Account is equal to:

                     [(1+i)/(1+j)]TO THE POWER OF n/365 - 1

        where:  i  is the Guaranteed Interest Rate expressed as a decimal for example: (3% = 0.03) being credited to the current Guarantee Period;

               j is the new Guaranteed Interest Rate, expressed as a decimal, for a Guarantee Period with a duration equal to the number of years remaining in the current Guarantee Period, rounded to the next higher number of whole years (or nearest number of whole years for New York). If that rate is not available, the Company will use a suitable rate or index allowed by the Department of Insurance; and

               n is the number of days remaining from the Valuation Date to the end of the current Guarantee Period.

Based on the application of this formula, the value of a Guarantee Period Account will increase after the Market Value Adjustment is applied if the then current market rates are lower than the rate being credited to the Guarantee Period Account. Similarly, the value of a Guarantee Period Account will decrease after the Market Value Adjustment is applied if the then current market rates are higher than the rate being credited to the Guarantee Period Account. The Market Value Adjustment is limited, however, so that even if the account value is decreased after application of a Market Value Adjustment, it will equal or exceed the Owner's principal plus 3% earnings per year less applicable Contract fees. Conversely, if the then current market rates are lower and the account value is increased after the Market Value Adjustment is applied, the increase in value is also affected by the minimum guaranteed rate of 3%. The amount that will be added to the Guarantee Period Account is limited to the difference between the amount earned and the 3% minimum guaranteed earnings. For examples of how the Market Value Adjustment works, See APPENDIX B -- THE MARKET VALUE ADJUSTMENT.

WITHDRAWALS. Prior to the Annuity Date, the Owner may make withdrawals of amounts held in the Guarantee Period Accounts. Withdrawals from these accounts will be made in the same manner and be subject to the same rules as set forth under "SURRENDER AND WITHDRAWALS" under DESCRIPTION OF THE CONTRACT -- THE ACCUMULATION PHASE. In addition, the following provisions also apply to withdrawals from a Guarantee Period Account: (1) a Market Value Adjustment will apply to all withdrawals unless made at the end of the Guarantee Period; and
(2) the Company reserves the right to defer payments of amounts withdrawn from a Guarantee Period Account for up to six months from the date it receives the withdrawal request. If deferred for 30 days or more, the Company will pay interest on the amount deferred at a rate of at least 3%.

In the event that a Market Value Adjustment applies to a withdrawal of a portion of the value of a Guarantee Period Account, it will be calculated on the amount requested and deducted from or added to the amount withdrawn.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of a Contract, on withdrawals or surrenders, on annuity benefit payments, and on the economic benefit to the Owner, Annuitant, or beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of current federal income tax laws as they are interpreted as of the date of this Prospectus. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. In addition, this discussion does not address state or local tax consequences that may be associated with the Contract.

IT SHOULD BE RECOGNIZED THAT THE FOLLOWING DISCUSSION OF FEDERAL INCOME TAX ASPECTS OF AMOUNTS RECEIVED UNDER VARIABLE ANNUITY CONTRACTS IS NOT EXHAUSTIVE, DOES NOT PURPORT TO COVER ALL SITUATIONS, AND IS NOT INTENDED AS TAX ADVICE. A QUALIFIED TAX ADVISER ALWAYS SHOULD BE CONSULTED WITH REGARD TO THE APPLICATION OF LAW TO INDIVIDUAL CIRCUMSTANCES.

GENERAL

THE COMPANY. The Company intends to make a charge for any effect which the income, assets, or existence of the Contract, the Variable Account or the Sub-Accounts may have upon its tax. The Variable Account presently is not subject to tax, but the Company reserves the right to assess a charge for taxes should the Variable Account at any time become subject to tax. Any charge for taxes will be assessed on a fair and equitable basis in order to preserve equity among classes of Owners and with respect to each separate account as though that separate account was a separate taxable entity.

The Variable Account is considered a part of and taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Code. The Company files a consolidated tax return with its affiliates.

DIVERSIFICATION REQUIREMENTS.  The IRS has issued regulations under
Section 817(h) of the Code relating to the diversification requirements for variable annuity and variable life insurance contracts. The regulations prescribed by the Treasury Department provide that the investments of a segregated asset account underlying a variable annuity contract are adequately diversified if no more than 55% of the value of its assets is represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. Under this section of the Code, if the investments are not adequately diversified, the Contract will not be treated as an annuity contract, and therefore the income on the Contract, for any taxable year of the Owner, would be treated as ordinary income received or accrued by the Owner. It is anticipated that the Underlying Funds will comply with the current diversification requirements. In the event that future IRS regulations and/or rulings would require Contract modifications in order to remain in compliance with the diversification standards, the Company will make reasonable efforts to comply, and it reserves the right to make such changes as it deems appropriate for that purpose.

INVESTOR CONTROL. In order for a variable annuity contract to qualify for tax deferral, the Company, and not the variable contract owner, must be considered to be the owner for tax purposes of the assets in the segregated asset account underlying the variable annuity contract. In certain circumstances, however, variable annuity contract owners may now be considered the owners of these assets for federal income tax purposes. Specifically, the IRS has stated in published rulings that a variable annuity contract owner may be considered the owner of segregated account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations do not provide guidance governing the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account. This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued. The Company therefore additionally reserves the right to modify the Contract as necessary in order to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the segregated asset account underlying the variable annuity contracts.

QUALIFIED AND NON-QUALIFIED CONTRACTS

From a federal tax viewpoint there are two types of variable annuity contracts, "qualified" contracts and "non-qualified" contracts. A qualified contract is one that is purchased in connection with a retirement plan that is eligible for special income tax treatment under specific sections of the Code, including among others, Sections 408 and 408A, while a non-qualified contract is one that is not purchased in connection with one of the eligible retirement plans. The tax treatment for certain withdrawals or surrenders will vary, depending on whether they are made from a qualified contract or a non-qualified contract. In addition to issuing the Contract as a non-qualified annuity, the Company currently issues the Contract as an Individual Retirement Annuity ("IRA") pursuant to Sections 408 or 408A of the Code. For more information on the tax provisions applicable to qualified contracts, see "INDIVIDUAL RETIREMENT ANNUITIES" below.

TAXATION OF THE CONTRACT IN GENERAL

The Company believes that the Contract described in this Prospectus will, with certain exceptions (see "Nonnatural Owner" below), be considered an annuity contract under Section 72 of the Code. Please note, however, if the Owner chooses an Annuity Date beyond the Owner's 85th birthday, it is possible that the Contract may not be considered an annuity for tax purposes, and therefore, the Owner will be taxed on the annual increase in Accumulated Value. The Owner should consult tax and financial advisors for more information. This section governs the taxation of annuities. The following discussion concerns annuities subject to Section 72.

WITHDRAWALS PRIOR TO ANNUITIZATION. With certain exceptions, any increase in the Contract's Accumulated Value is not taxable to the Owner until it is withdrawn from the Contract. Under the current provisions of the Code, amounts received under an annuity contract prior to annuitization (including payments made upon the death of the annuitant or owner), generally are first attributable to any investment gains credited to the contract over the taxpayer's "investment in the contract." Such amounts will be treated as gross income subject to federal income taxation. "Investment in the contract" is the total of all payments to the Contract which were not excluded from the Owner's gross income less any amounts previously withdrawn which were not included in income.
Section 72(e)(11)(A)(ii) requires that all non-qualified deferred annuity contracts issued by the same insurance company to the same owner during a single calendar year be treated as one contract in determining taxable distributions.

WITHDRAWALS AFTER ANNUITIZATION. A withdrawal from a qualified or non-qualified contract may create significant adverse tax consequences. It is possible that the Internal Revenue Service may take the view that when withdrawals (other than annuity payments) are taken during the annuity payout phase of the Contract, all amounts received by the taxpayer are taxable at ordinary income rates as amounts "not received as an annuity." In addition, such amounts may be taxable to the recipient without regard to the Owner's investment in the Contract or any investment gain that might be present in the current annuity value.

For example, assume that a Contract owner with Accumulated Value of $100,000 of which $90,000 is comprised of investment in the Contract and $10,000 is investment gain, makes a withdrawal of $20,000 during the annuity payout phase. Under this view, the Contract owner would pay income taxes on the entire $20,000 amount in that tax year. For some taxpayers, such as those under age 59 1/2, additional tax penalties may also apply.

OWNERS OF QUALIFIED AND NON-QUALIFIED CONTRACTS SHOULD CONSIDER CAREFULLY THE TAX IMPLICATIONS OF ANY WITHDRAWAL REQUESTS AND THEIR NEED FOR CONTRACT FUNDS PRIOR TO THE EXERCISE OF THE WITHDRAWAL RIGHT. CONTRACT OWNERS SHOULD ALSO CONTACT THEIR TAX ADVISER PRIOR TO MAKING WITHDRAWALS.

ANNUITY PAYOUTS AFTER ANNUITIZATION. When annuity benefit payments begin under the Contract, generally a portion of each payment may be excluded from gross income. The excludable portion generally is determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract. The portion of the payment in excess of this excludable amount is taxable as ordinary income. Once all the investment in the Contract is recovered, the entire payment is taxable. If the annuitant dies before cost basis is recovered, a deduction for the difference is allowed on the Owner's final tax return.

PENALTY ON DISTRIBUTION. A 10% penalty tax may be imposed on the withdrawal of investment gains if the withdrawal is made prior to age 59 1/2. The penalty tax will not be imposed on withdrawals:

    - taken on or after age 59 1/2; or

    - if the withdrawal follows the death of the Owner (or, if the Owner is not an individual, the death of the primary Annuitant, as defined in the
      Code); or

    - in the case of the Owner's "total disability" (as defined in the Code); or

    - irrespective of age, if the amount received is one of a series of "substantially equal" periodic payments made at least annually for the life or life expectancy of the payee.

The requirement of "substantially equal" periodic payments is met when the Owner elects to have distributions made over the Owner's life expectancy, or over the joint life expectancy of the Owner and beneficiary. The requirement is also met when the number of units withdrawn to make each distribution is substantially the same. Any modification, other than by reason of death or disability, of distributions which are part of a series of substantially equal periodic payments that occurs before the later of the Owner's age 59 1/2 or five years, will subject the Owner to the 10% penalty tax on the prior distributions.

In a Private Letter Ruling, the IRS took the position that where distributions from a variable annuity contract were determined by amortizing the accumulated value of the contract over the taxpayer's remaining life expectancy, and the option could be changed or terminated at any time, the distributions failed to qualify as part of a "series of substantially equal payments" within the meaning of Section 72 of the Code. The distributions, therefore, were subject to the 10% federal penalty tax. This Private Letter Ruling may be applicable to an Owner who receives distributions under any LED-type option prior to age 59 1/2. Subsequent Private Letter Rulings, however, have treated LED-type withdrawal programs as effectively avoiding the 10% penalty tax. The position of the IRS on this issue is unclear.

ASSIGNMENTS OR TRANSFERS. If the Owner transfers (assigns) the Contract to another individual as a gift prior to the Annuity Date, the Code provides that the Owner will incur taxable income at the time of the transfer. An exception is provided for certain transfers between spouses. The amount of taxable income upon such taxable transfer is equal to any investment gain in value over the Owner's cost basis at the time of the transfer. The transfer also is subject to federal gift tax provisions.

NONNATURAL OWNERS. As a general rule, deferred annuity contracts owned by "nonnatural persons" (e.g., a corporation) are not treated as annuity contracts for federal tax purposes, and the investment income attributable to contributions made after February 28, 1986 is taxed as ordinary income that is received or accrued by the owner during the taxable year. This rule does not apply to annuity contracts purchased with a single payment when the annuity date is no later than a year from the Issue Date or to deferred annuities owned by qualified employer plans, estates, employers with respect to a terminated pension plan, and entities other than employers, such as a trust, holding an annuity as an agent for a natural person. This exception, however, will not apply in cases of any employer who is the owner of an annuity contract under a non-qualified deferred compensation plan.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Under Section 457 of the Code, deferred compensation plans established by governmental and certain other tax-exempt employers for their employees may invest in annuity contracts. Contributions and investment earnings are not taxable to employees until distributed; however, with respect to payments made after February 28, 1986, a Contract owned by a state or local government or a tax-exempt organization will not be treated as an annuity under
Section 72 as well.

TAX WITHHOLDING

The Code requires withholding with respect to payments or distributions from non-qualified contracts and IRAs, unless a taxpayer elects not to have withholding. A 20% withholding requirement applies to distributions from most other qualified contracts. In addition, the Code requires reporting to the IRS of the amount of income received with respect to payment or distributions from annuities.

INDIVIDUAL RETIREMENT ANNUITIES

Federal income taxation of assets held inside an individual retirement annuity and of earnings on those assets is deferred until distribution of plan benefits begin. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in the Prospectus -- such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options -- may make this Contract a suitable investment for your individual retirement annuity.

Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). Note: This term covers all IRAs permitted under Sections 408 and 408A of the Code, including Roth IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from other types of retirement plans may be "rolled over," on a tax-deferred basis, to an IRA. Purchasers of an IRA Contract will be provided with supplementary information as may be required by the IRS or other appropriate agency, and will have the right to cancel the Contract as described in this Prospectus. See "RIGHT TO CANCEL."

Eligible employers that meet specified criteria may establish simplified employee pension plans (SEP-IRAs) for their employees using IRAs. Employer contributions that may be made to such plans are larger than the amounts that may be contributed to regular IRAs and may be deductible to the employer.

STATUS OF DEATH BENEFITS IN IRAS. Federal tax law with respect to Individual Retirement Accounts prohibits investment in life insurance contracts by such accounts. The tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of total payments made (net of prior withdrawals) or the contract's cash value.

Federal tax law with respect to Individual Retirement Annuities does not specifically limit the death benefit that may be provided under such annuities. The Company believes that death benefits under an annuity contract do not prevent such a contract from qualifying as an Individual Retirement Annuity so long as the death benefit is a taxable death benefit and not a tax-exempt life insurance benefit. However, it might be inferred from the regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of total payments (without interest) or the contract's cash value.

The Contract provides an optional Enhanced Death Benefit Rider under which the death benefit payable under the Contract may exceed both total payments (net of prior withdrawals) and the cash value (or Accumulated Value) of the Contract. The Internal Revenue Service has stopped issuing favorable opinion letters with respect to Individual Retirement Annuities that provide death benefits that can exceed the greater of the total payments made (net of prior withdrawals) or the contract's cash value. Although the Company believes that the use of enhanced death benefits should not result in adverse tax treatment, we can give no assurance that the IRS will approve the Contract as an Individual Retirement Annuity. If the Contract fails to qualify as an Individual Retirement Annuity, then you could be taxable on the entire balance of your Individual Retirement Annuity and could also be subject to a 10% penalty tax if you are under age
59 1/2. You should consult a qualified tax adviser before adding the Enhanced Death Benefit Rider to the Contract if it is an Individual Retirement Annuity.

                             STATEMENTS AND REPORTS

An Owner is sent a report semi-annually which provides certain financial information about the Underlying Funds. At least annually, but possibly as frequently as quarterly, the Company will furnish a statement to the Owner containing information about his or her Contract, including Accumulation Unit Values and other information as required by applicable law, rules and regulations. The Company will also send a confirmation statement to Owners each time a transaction is made affecting the Contract's Accumulated Value. (Certain transactions made under recurring payment plans may in the future be confirmed quarterly rather than by immediate confirmations.) The Owner should review the information in all statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. The Company will assume that all transactions are accurately reported on confirmation statements and quarterly/ annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

               ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts or that the Sub-Accounts may purchase. If the shares of any Underlying Fund no longer are available for investment or if, in the Company's judgment, further investment in any Underlying Fund should become inappropriate in view of the purposes of the Variable Account or the affected Sub-Account, the Company may withdraw the shares of that Underlying Fund and substitute shares of another registered open-end management company. The Company will not substitute any shares attributable to a Contract interest in a Sub-Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Variable Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by an Owner.

The Company also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Underlying Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, the Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owners on a basis to be determined by the Company.

Shares of the Underlying Funds also are issued to variable accounts of the Company and its affiliates which issue variable life contracts ("mixed funding"). Shares of the Underlying Funds also are issued to other unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life owners or variable annuity owners. Although the Company and the Underlying Funds do not currently foresee any such disadvantages to either variable life insurance owners or variable annuity owners, the Company and the trustees of the Underlying Funds intend to monitor events in order to identify any material conflicts between such owners, and to determine what action, if any, should be taken in response thereto. If the trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company will bear the attendant expenses.

The Company reserves the right, subject to compliance with applicable law, to:

    (1) transfer assets from the Variable Account or Sub-Account to another of the Company's variable accounts or sub-accounts having assets of the same class,

    (2) to operate the Variable Account or any Sub-Account as a management investment company under the 1940 Act or in any other form permitted by law,

    (3) to deregister the Variable Account under the 1940 Act in accordance with the requirements of the 1940 Act,

    (4) to substitute the shares of any other registered investment company for the Fund shares held by a Sub-Account, in the event that Fund shares are unavailable for investment, or if the Company determines that further investment in such Fund shares is inappropriate in view of the purpose of the Sub-Account,

    (5) to change the methodology for determining the net investment factor,

    (6) to change the names of the Variable Account or of the Sub-Accounts. In no event will the changes described be made without notice to Owners in accordance with the 1940 Act, and

    (7) to combine with other Sub-Accounts or other Separate Accounts of the Company.

If any of these substitutions or changes are made, the Company may endorse the Contract to reflect the substitution or change, and will notify Owners of all such changes. In no event will the changes described above be made without notice to Owners in accordance with the 1940 Act.

                   CHANGES TO COMPLY WITH LAW AND AMENDMENTS

The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered, and to make any change to provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation (or any laws, regulations or rules of any jurisdiction in which the Company is doing business), including but not limited to requirements for annuity contracts and retirement plans under the Code and pertinent regulations or any state statute or regulation. Any such changes will apply uniformly to all Contracts that are affected. Owners will be given written notice of such changes.

                                 VOTING RIGHTS

The Company will vote Underlying Fund shares held by each Sub-Account in accordance with instructions received from Owners. Each person having a voting interest in a Sub-Account will be provided with proxy materials of the Underlying Fund, together with a form with which to give voting instructions to the Company. Shares for which no timely instructions are received will be voted in proportion to the instructions that are received. The Company also will vote shares in a Sub-Account that it owns and which are not attributable to Contracts in the same proportion. If the 1940 Act or any rules thereunder should be amended, or if the present interpretation of the 1940 Act or such rules should change, and as a result the Company determines that it is permitted to vote shares in its own right, whether or not such shares are attributable to the Contract, the Company reserves the right to do so.

The number of votes which an Owner may cast will be determined by the Company as of the record date established by the Underlying Fund. During the accumulation period, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the dollar value of the Accumulation Units of the Sub-Account credited to the Contract by the net asset value of one Underlying Fund share. During the annuity payout phase, the number of Underlying Fund shares attributable to each Owner will be determined by dividing the reserve held in each Sub-Account for the Owner's variable annuity by the net asset value of one Underlying Fund share. Ordinarily, the Owner's voting interest in the Underlying Fund will decrease as the reserve for the variable annuity is depleted.

                                  DISTRIBUTION

The Contract offered by this Prospectus may be purchased from representatives of Allmerica Investments, Inc., a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. ("NASD"). Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, is also the principal underwriter and distributor and is an indirect wholly owned subsidiary of First Allmerica. The Contract also may be purchased from certain independent broker-dealers that are NASD members.

The Company does not pay commissions to representatives of Allmerica Investments, Inc. or to independent broker-dealers who sell the Contract. However, a representative of Allmerica Investments, Inc. or an independent broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, promotional incentives or payments may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the Contract, including the recruitment and training of personnel, production of promotional literature, and similar services.

The Company intends to recoup the cost of promotional and other sales expenses through profits from the Company's General Account, which may include amounts derived from mortality and risk charges.

Owners may direct any inquiries to their financial representative or to Allmerica Investments, Inc., 440 Lincoln Street, Worcester, MA 01653, telephone 1-800-423-5252.

                                 LEGAL MATTERS

There are no legal proceedings pending to which the Variable Account is a party, or to which the assets of the Variable Account are subject. The Company and the Principal Underwriter are not involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

                              FURTHER INFORMATION

A Registration Statement under the 1933 Act relating to this offering has been filed with the SEC. Certain portions of the Registration Statement and amendments have been omitted in this Prospectus pursuant to the rules and regulations of the SEC. The omitted information may be obtained from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.

                                   APPENDIX A
                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemption and exclusionary provisions in the securities laws, interests in the Fixed Account generally are not subject to regulation under the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the fixed portion of the annuity Contract and the Fixed Account may be subject to the provisions of the 1933 Act concerning the accuracy and completeness of statements made in this Prospectus. The disclosures in this APPENDIX A have not been reviewed by the SEC.

The Fixed Account is part of the Company's General Account which is made up of all of the general assets of the Company other than those allocated to a separate account. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. A portion or all of net payments may be allocated to accumulate at a fixed rate of interest in the Fixed Account. Such net amounts are guaranteed by the Company as to principal and a minimum rate of interest. Currently, the Company will credit amounts allocated to the Fixed Account with interest at an effective annual rate of at least 3%, compounded daily. Additional "Excess Interest" may or may not be credited at the sole discretion of the Company.

SALES RESTRICTIONS. Certain states may impose restrictions on payments and transfers to the Fixed Account.

                                   APPENDIX B
                          THE MARKET VALUE ADJUSTMENT

The market value factor is: [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

For purposes of the examples below:

  i    =  the guaranteed interest rate being credited to the guarantee period.

  j    =  the guaranteed interest rate on the date of surrender for the guarantee period with a duration equal to the number of years remaining in the current guarantee period, rounded to the next higher number of whole years.

  n    =  the number of days from the date of surrender to the
          expiration date of the guarantee period.

The following examples assume:

    1. The payment was allocated to a ten-year Guarantee Period Account with a Guaranteed Interest Rate of 8%.

    2. The date of surrender is seven years (2,555 days) from the expiration date.

    3. The value of the Guarantee Period Account is equal to $62,985.60 at the end of three years.

    4. No transfers or withdrawals affecting this Guarantee Period Account have been made.

NEGATIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 11.00% or 0.11

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.11)] TO THE POWER OF 2555/365 - 1

                               =  (.97297) TO THE POWER OF 7 - 1

                               =  -.17452

The Market Value Adjustment    =  Maximum of the market value factor multiplied by the
                                  withdrawal or the negative of the excess interest earned
                                  over 3%

                               =  Maximum (-.17452 X $62,985.60 or -$8,349.25)

                               =  Maximum (-$10,992.38 or -$8,349.25) = -$8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

NEGATIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 10.00% or 0.10

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.10)] TO THE POWER OF 2555/365 - 1

                               =  (.98182) TO THE POWER OF 7 - 1

                               =  -.12054

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  -.12054 X $62,985.60

                               =  -$7,592.11

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (CAPPED)*

Assume that on the date of surrender, the current rate (j) is 5.00% or 0.05

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.05)] TO THE POWER OF 2555/365 - 1

                               =  (1.02857) TO THE POWER OF 7 - 1

                               =  .21798

The Market Value Adjustment    =  Minimum of the market value factor multiplied by the
                                  withdrawal or the excess interest earned over 3%

                               =  Minimum of (.21798 X $62,985.60 or $8,349.25)

                               =  Minimum of ($13,729.78 or $8,349.25)

                               =  $8,349.25

*Capped takes into account the excess interest part of the Market Value Adjustment formula when the value produced is greater than the cap.

POSITIVE MARKET VALUE ADJUSTMENT (UNCAPPED)**

Assume that on the date of surrender, the current rate (j) is 7.00% or 0.07

    The market value factor    =  [(1+i)/(1+j)] TO THE POWER OF n/365 - 1

                               =  [(1+.08)/(1+.07)] TO THE POWER OF 2555/365 - 1

                               =  (1.00935) TO THE POWER OF 7 - 1

                               =  .06728

The Market Value Adjustment    =  the market value factor multiplied by the withdrawal

                               =  .06728 X $62,985.60

                               =  $4,237.90

**Uncapped is a straight application of the Market Value Adjustment formula when the value produced is less than the cap.

                                   APPENDIX C
         EXAMPLES OF PRESENT VALUE WITHDRAWALS AND PAYMENT WITHDRAWALS

Assume in the examples below that a 65-year-old male annuitizes his contract exactly two years after the Issue Date. The annuitization amount is $250,000. Further assume that he selects a variable Life with Period Certain annuity payout option of Single Life with Payments Guaranteed for 10 Years, an Assumed Investment Return ("AIR") of 3%, and an annual Change Frequency. Assume that the Annuity Value purchases 1,370 Annuity Units and the first monthly annuity benefit payment is equal to $1,370. The following examples assume a net return of 8% (gross return of 8.65%).

PRESENT VALUE WITHDRAWALS

EXAMPLE 1. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Present Value Withdrawal available at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Guaranteed Annuity Benefit Payments = $65,849.08

       Maximum Present Value Withdrawal Amount = $49,386.81 ($65,849.08 x 75%)

       Annuity Units after withdrawal = 342.50 (1,370 x (1
       -(49,386.81/65,849.08)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $477.27

PAYMENT WITHDRAWALS

EXAMPLE 2. Assume that the Owner has taken no previous withdrawals and would like to take the maximum Payment Withdrawal of 10 monthly annuity benefit payments at the beginning of the tenth contract year (eighth year of the Annuity Payout phase).

       Last Monthly Annuity Benefit Payment = $1,820.71
       Withdrawal Amount = $18,207.10 (10 x 1,820.71)

       Annuity Units prior to withdrawal = 1,370
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment prior to withdrawal = $1,909.09

       Rate used in Present Value Determination = 3% (3% AIR)
       Present Value of Future Annuity Benefit Payments = $268,826.18

       Annuity Units after withdrawal = 1,272.71 (1,370 x (1 -
       (18,207.10/268,826.18)))
       Annuity Unit Value on the date of withdrawal = 1.39350
       Monthly Annuity Benefit Payment after withdrawal = $1,779.80

                                   APPENDIX D
                            PERFORMANCE INFORMATION

This Contract was first offered to the public by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Financial Life Insurance Company in 2001. In order to help people understand how investment performance can affect money invested in the Sub-Accounts, the Company may advertise "total return" and "average annual total return" performance information based on
(1) the periods that the Sub-Accounts have been in existence (the Sub-Accounts under this Contract were not established until 2001; therefore there were no performance results to report for year end 2000) and (2) the periods that the Underlying Funds have been in existence (Tables 1 and 2). Performance results in Table 1 reflect the applicable deductions for the Contract fee, Sub-Account charges and Underlying Fund charges under this Contract and also assume that the Contract is surrendered at the end of the applicable period. Performance results in Table 2 do not include the Contract fee and assume that the Contract is not surrendered at the end of the applicable period. Neither table includes the optional Rider charge. Both the total return and yield figures are based on historical earnings and are not intended to indicate future performance.

The "total return" of a Sub-Account refers to the total of the income generated by an investment in the Sub-Account and of the changes in the value of the principal (due to realized and unrealized capital gains or losses) for a specified period, reduced by Variable Account charges, and expressed as a percentage. The "average annual total" return represents the average annual percentage change in the value of an investment in the Sub-Account over a given period of time. It represents averaged figures as opposed to the actual performance of a Sub-Account, which will vary from year to year.

The yield of the Sub-Account investing in the AIT Money Market Fund refers to the income generated by an investment in the Sub-Account over a seven-day period (which period will be specified in the advertisement). This income is then "annualized" by assuming that the income generated in the specific week is generated over a 52-week period. This annualized yield is shown as a percentage of the investment. The "effective yield" calculation is similar but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. Thus the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Quotations of average annual total return as shown in Table 1 are calculated in the manner prescribed by the SEC and show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year period or for a period covering the time the Sub-Account has been in existence, if less than the prescribed periods. The calculation is adjusted to reflect the deduction of the annual Sub-Account asset charge of 0.65% (0.80% in New York), the effect of the $35 annual Contract fee, and the Underlying Fund charges which would be assessed if the investment were completely withdrawn at the end of the specified period. The calculation is not adjusted to reflect the deduction of any optional Rider charges. Quotations of supplemental average total returns, as shown in Table 2, are calculated in exactly the same manner and for the same periods of time except that it does not reflect the Contract fee and assumes that the Contract is not surrendered at the end of the periods shown.

For more detailed information about these performance calculations, including actual formulas, see the SAI.

PERFORMANCE INFORMATION FOR ANY SUB-ACCOUNT REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT IN THE SUB-ACCOUNT DURING THE TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES AND RISK CHARACTERISTICS OF THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

Performance information for a Sub-Account may be compared, in reports and promotional literature, to:

    (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Shearson Lehman Aggregate Bond Index or other unmanaged indices, so that investors may compare the Sub-Account results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; or

    (2) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, who rank such investment products on overall performance or other criteria; or

    (3) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the Sub-Account. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses. In addition, relevant broad-based indices and performance from independent sources may be used to illustrate the performance of certain Contract features.

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard & Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/health insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues and do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Funds.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                                SUB-ACCOUNT          ENDED                          10 YEARS OR SINCE
                                               INCEPTION DATE      12/31/01           5 YEARS       INCEPTION IF LESS
                                               --------------   ---------------   ---------------   -----------------
AIT Money Market Fund*.......................     1/12/01                  N/A               N/A               3.27%
AIM V.I. Blue Chip Fund......................     1/12/01                  N/A               N/A             -22.59%
Alliance Growth Portfolio....................     1/12/01                  N/A               N/A             -26.92%
Delaware VIP Select Growth Series............     1/12/01                  N/A               N/A             -24.53%
Deutsche VIT EAFE Equity Index Fund..........     1/12/01                  N/A               N/A             -24.01%
Deutsche VIT Equity 500 Index Fund...........     1/12/01                  N/A               N/A             -12.82%
Deutsche VIT Small Cap Index Fund............     1/12/01                  N/A               N/A               0.92%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................     1/12/01                  N/A               N/A              -8.43%
Fidelity VIP III Growth & Income Portfolio...     1/12/01                  N/A               N/A              -8.64%
Fidelity VIP III Mid Cap Portfolio...........     1/12/01                  N/A               N/A               4.60%
FT VIP Mutual Shares Securities Fund.........     1/12/01                  N/A               N/A               4.03%
FT VIP Templeton Developing Markets
 Securities Fund.............................     1/12/01                  N/A               N/A             -13.77%
INVESCO VIF Dynamics Fund....................     1/12/01                  N/A               N/A             -30.35%
INVESCO VIF Core Equity Fund.................     1/12/01                  N/A               N/A              -9.11%
Janus Aspen Aggressive Growth Portfolio......     1/12/01                  N/A               N/A             -42.09%
Janus Aspen Capital Appreciation Portfolio...     1/12/01                  N/A               N/A             -22.38%
Janus Aspen International Growth Portfolio...     1/12/01                  N/A               N/A             -24.58%
Pioneer Fund VCT Portfolio...................     1/12/01                  N/A               N/A             -11.73%
Scudder Government Securities Portfolio......     1/12/01                  N/A               N/A               6.08%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 1B
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                         SINCE INCEPTION OF SUB-ACCOUNT
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                                SUB-ACCOUNT          ENDED                          10 YEARS OR SINCE
                                               INCEPTION DATE      12/31/01           5 YEARS       INCEPTION IF LESS
                                               --------------   ---------------   ---------------   -----------------
AIT Money Market Fund*.......................     1/12/01                  N/A               N/A               3.42%
AIM V.I. Blue Chip Fund......................     1/12/01                  N/A               N/A             -22.44%
Alliance Growth Portfolio....................     1/12/01                  N/A               N/A             -26.77%
Delaware VIP Select Growth Series............     1/12/01                  N/A               N/A             -24.38%
Deutsche VIT EAFE Equity Index Fund..........     1/12/01                  N/A               N/A             -23.87%
Deutsche VIT Equity 500 Index Fund...........     1/12/01                  N/A               N/A             -12.67%
Deutsche VIT Small Cap Index Fund............     1/12/01                  N/A               N/A               1.06%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio........................     1/12/01                  N/A               N/A              -8.29%
Fidelity VIP III Growth & Income Portfolio...     1/12/01                  N/A               N/A              -8.50%
Fidelity VIP III Mid Cap Portfolio...........     1/12/01                  N/A               N/A               4.75%
FT VIP Mutual Shares Securities Fund.........     1/12/01                  N/A               N/A               4.18%
FT VIP Templeton Developing Markets
 Securities Fund.............................     1/12/01                  N/A               N/A             -13.63%
INVESCO VIF Dynamics Fund....................     1/12/01                  N/A               N/A             -30.20%
INVESCO VIF Core Equity Fund.................     1/12/01                  N/A               N/A              -9.11%
Janus Aspen Aggressive Growth Portfolio......     1/12/01                  N/A               N/A             -41.94%
Janus Aspen Capital Appreciation Portfolio...     1/12/01                  N/A               N/A             -22.38%
Janus Aspen International Growth Portfolio...     1/12/01                  N/A               N/A             -24.43%
Pioneer Fund VCT Portfolio...................     1/12/01                  N/A               N/A             -11.58%
Scudder Government Securities Portfolio......     1/12/01                  N/A               N/A               6.23%

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2A
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/01           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.46%             4.55%              4.07%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.19%              N/A             -16.42%
Alliance Growth Portfolio*..................      9/15/94               -24.30%             6.22%             12.89%
Delaware VIP Select Growth Series*..........       5/3/99               -24.49%              N/A              -7.03%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.33%              N/A              -2.94%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.90%              N/A               4.73%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.26%              N/A               3.68%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*......................       1/3/95               -13.19%             9.35%             14.65%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.70%             8.81%              8.81%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.24%              N/A              24.41%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.21%             9.33%              9.75%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.83%           -12.56%            -11.89%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.74%              N/A               4.93%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%             9.42%             13.01%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -40.13%             6.00%             11.41%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.52%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -24.05%             8.78%             12.62%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.84%              N/A               6.92%
Scudder Government Securities Portfolio.....       9/3/87                 6.64%             6.14%              5.67%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                    TABLE 2B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                     SINCE INCEPTION OF UNDERLYING FUND(1)
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/01           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.61%             4.69%              4.19%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.05%              N/A             -16.18%
Alliance Growth Portfolio*..................      9/15/94               -24.16%             6.32%             12.98%
Delaware VIP Select Growth Series*..........       5/3/99               -24.35%              N/A              -6.87%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.18%              N/A              -2.78%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.75%              N/A               4.88%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.40%              N/A               3.84%
Fidelity VIP II Contrafund-Registered
 Trademark- Portfolio*......................       1/3/95               -13.04%             9.45%             14.73%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.55%             8.91%              8.91%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.09%              N/A              24.54%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.35%             9.45%              9.89%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.68%           -12.35%            -11.67%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.60%              N/A               5.06%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%             9.42%             13.01%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.99%             6.10%             11.49%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.52%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.91%             8.88%             12.70%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.70%              N/A               7.06%
Scudder Government Securities Portfolio.....       9/3/87                 6.78%             6.27%              5.79%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1A
                          AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND**(1)
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.60%             4.67%              4.18%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.06%              N/A             -16.17%
Alliance Growth Portfolio*..................      9/15/94               -24.16%             6.31%             12.85%
Delaware VIP Select Growth Series*..........       5/3/99               -24.41%              N/A              -7.00%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.19%              N/A              -2.89%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.77%              N/A               4.73%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.39%              N/A               3.71%
Fidelity VIP II Contrafund Portfolio*.......       1/3/95               -13.04%             9.44%             14.70%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.58%             8.89%              8.89%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.09%              N/A              24.13%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.07%             9.16%              9.42%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.94%           -12.60%            -11.94%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.59%              N/A               4.94%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%              N/A              12.93%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.98%             6.09%             11.41%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.44%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.74%             8.92%             12.68%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.67%              N/A               7.11%
Scudder Government Securities Portfolio.....       9/3/87                 6.78%             6.26%              5.78%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

**Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                                    TABLE 1B
                   SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS
                      FOR PERIODS ENDING DECEMBER 31, 2001
                    SINCE INCEPTION OF UNDERLYING FUND**(1)
      (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEE)


                                                                   FOR YEAR
                                              UNDERLYING FUND        ENDED                          10 YEARS OR SINCE
                                              INCEPTION DATE       12/31/00           5 YEARS       INCEPTION IF LESS
                                              ---------------   ---------------   ---------------   -----------------
AIT Money Market Fund*......................      4/29/85                 3.60%             4.68%              4.19%
AIM V.I. Blue Chip Fund.....................     12/29/99               -23.04%              N/A             -16.15%
Alliance Growth Portfolio*..................      9/15/94               -24.15%             6.31%             12.86%
Delaware VIP Select Growth Series*..........       5/3/99               -24.40%              N/A              -6.99%
Deutsche VIT EAFE Equity Index Fund.........      8/22/97               -25.18%              N/A              -2.88%
Deutsche VIT Equity 500 Index Fund..........      10/1/97               -12.75%              N/A               4.75%
Deutsche VIT Small Cap Index Fund...........      8/22/97                 1.40%              N/A               3.73%
Fidelity VIP II Contrafund Portfolio*.......       1/3/95               -13.03%             9.45%             14.71%
Fidelity VIP III Growth & Income
 Portfolio*.................................     12/31/96                -9.57%             8.90%              8.90%
Fidelity VIP III Mid Cap Portfolio*.........     12/28/98                -4.08%              N/A              24.15%
FT VIP Mutual Shares Securities Fund*.......      11/8/96                 6.08%             9.17%              9.43%
FT VIP Templeton Developing Markets
 Securities Fund *..........................       3/4/96                -8.91%           -12.57%            -11.91%
INVESCO VIF Dynamics Fund...................      8/25/97               -31.59%              N/A               4.96%
INVESCO VIF Core Equity Fund................      8/10/94                -9.56%              N/A              12.94%
Janus Aspen Aggressive Growth Portfolio*....      9/13/93               -39.98%             6.10%             11.42%
Janus Aspen Capital Appreciation
 Portfolio*.................................       5/1/97               -22.34%              N/A              16.45%
Janus Aspen International Growth
 Portfolio*.................................       5/2/94               -23.73%             8.93%             12.69%
Pioneer Fund VCT Portfolio*.................     10/31/97               -11.66%              N/A               7.12%
Scudder Government Securities Portfolio.....       9/3/87                 6.79%             6.27%              5.79%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

*These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

**Normally an additional table would be included that illustrates the performance of the Sub-Accounts for the one, five, and ten year periods or since the inception of the Sub-Accounts. This table has been omitted since the Sub-Accounts are new.

                                   APPENDIX E
                        CONDENSED FINANCIAL INFORMATION
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
AIT MONEY MARKET FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.034
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

AIM V.I. BLUE CHIP FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.776
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

ALLIANCE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.732
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

DELAWARE VIP SELECT GROWTH SERIES
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.756
Number of Units Outstanding at End of Period (in
 thousands).................................................       13

DEUTSCHE VIT EAFE EQUITY INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.761
Number of Units Outstanding at End of Period (in
 thousands).................................................       13

DEUTSCHE VIT EQUITY 500 INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.873
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

DEUTSCHE VIT SMALL CAP INDEX FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.011
Number of Units Outstanding at End of Period (in
 thousands).................................................       10

FIDELITY VIP II CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.917
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
FIDELITY VIP III GROWTH & INCOME PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.915
Number of Units Outstanding at End of Period (in
 thousands).................................................       15

FIDELITY VIP III MID CAP SERVICE PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.047
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

FT VIP MUTUAL SHARES SECURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.042
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

FT VIP TEMPLETON DEVELOPING MARKETS SECURITIES FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.864
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

INVESCO VIF CORE EQUITY FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.909
Number of Units Outstanding at End of Period (in
 thousands).................................................       16

INVESCO VIF DYNAMICS FUND
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.698
Number of Units Outstanding at End of Period (in
 thousands).................................................       14

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.581
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

JANUS ASPEN CAPITAL APPRECIATION PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.776
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             SEPARATE ACCOUNT VA-K
                           DIRECTEDADVISORYSOLUTIONS


SUB-ACCOUNTS                                                    2001
------------                                                  --------
JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.756
Number of Units Outstanding at End of Period (in
 thousands).................................................        2

PIONEER FUND VCT PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    0.884
Number of Units Outstanding at End of Period (in
 thousands).................................................       11

SCUDDER GOVERNMENT SECURITIES PORTFOLIO
Unit Value:
  Beginning of Period.......................................    1.000
  End of Period.............................................    1.062
Number of Units Outstanding at End of Period (in
 thousands).................................................       17

ALLMERICA FINANCIAL
LIFE INSURANCE AND
ANNUITY COMPANY

CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 15, 2002

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                       CONSOLIDATED STATEMENTS OF INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                     2001    2000    1999
 -------------                                     ----    ----    ----
 REVENUES
     Premiums...................................  $  0.2  $  0.1  $  0.5
     Universal life and investment product
       policy fees..............................   363.1   382.2   328.1
     Net investment income......................   160.4   140.4   150.2
     Net realized investment losses.............    (5.9)  (15.2)   (8.7)
     Other income (Note 1)......................    79.5    88.0    38.9
                                                  ------  ------  ------
         Total revenues.........................   597.3   595.5   509.0
                                                  ------  ------  ------
 BENEFITS, LOSSES AND EXPENSES
     Policy benefits, claims and losses.........   201.2   170.1   175.6
     Policy acquisition expenses................    68.8    70.5    49.8
     Other operating expenses (Note 1)..........   225.6   197.8   151.3
     Restructuring cost.........................    --       4.6    --
                                                  ------  ------  ------
         Total benefits, losses and expenses....   495.6   443.0   376.7
                                                  ------  ------  ------
 Income before federal income taxes.............   101.7   152.5   132.3
                                                  ------  ------  ------
 FEDERAL INCOME TAX EXPENSE (BENEFIT)
     Current....................................   (12.3)  (36.7)   15.5
     Deferred...................................    40.1    69.7    30.5
                                                  ------  ------  ------
         Total federal income tax expense.......    27.8    33.0    46.0
                                                  ------  ------  ------
 Net income.....................................  $ 73.9  $119.5  $ 86.3
                                                  ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                          CONSOLIDATED BALANCE SHEETS

 DECEMBER 31,
 (IN MILLIONS, EXCEPT PER SHARE DATA)                        2001       2000
 ------------------------------------                      ---------  ---------
 ASSETS
   Investments:
     Fixed maturities at fair value (amortized cost of
       $1,994.4 and $1,262.2)............................  $ 2,001.9  $ 1,270.0
     Equity securities at fair value (cost of $42.3 and
       $41.2)............................................       35.3       35.8
     Mortgage loans......................................     --          200.1
     Policy loans........................................      192.7      185.4
     Real estate and other long-term investments.........        9.2       15.1
                                                           ---------  ---------
         Total investments...............................    2,239.1    1,706.4
                                                           ---------  ---------
   Cash and cash equivalents.............................       92.9       50.8
   Accrued investment income.............................       40.2       33.7
   Deferred policy acquisition costs.....................    1,511.2    1,344.2
   Reinsurance receivable on paid and unpaid losses,
     benefits and unearned premiums......................      302.4      280.2
   Other assets..........................................       93.6       69.3
   Separate account assets...............................   13,552.0   14,688.2
                                                           ---------  ---------
         Total assets....................................  $17,831.4  $18,172.8
                                                           =========  =========
 LIABILITIES
   Policy liabilities and accruals:
     Future policy benefits..............................  $ 2,690.5  $ 2,188.4
     Outstanding claims and losses.......................       15.5       15.6
     Unearned premiums...................................        2.3        2.5
     Contractholder deposit funds and other policy
       liabilities.......................................      165.6       42.5
                                                           ---------  ---------
         Total policy liabilities and accruals...........    2,873.9    2,249.0
                                                           ---------  ---------
   Expenses and taxes payable............................       85.8      138.6
   Reinsurance premiums payable..........................       18.3       16.4
   Deferred federal income taxes.........................      200.5      168.5
   Separate account liabilities..........................   13,552.0   14,688.2
                                                           ---------  ---------
         Total liabilities...............................   16,730.5   17,260.7
                                                           ---------  ---------
   Contingencies (Note 12)
 SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares
     authorized, 2,526 and 2,526 shares, issued and
     outstanding.........................................        2.5        2.5
   Additional paid-in capital............................      553.7      423.7
   Accumulated other comprehensive (loss) income.........      (10.4)       4.7
   Retained earnings.....................................      555.1      481.2
                                                           ---------  ---------
         Total shareholder's equity......................    1,100.9      912.1
                                                           ---------  ---------
         Total liabilities and shareholder's equity......  $17,831.4  $18,172.8
                                                           =========  =========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                      2001     2000    1999
 -------------                                    --------  ------  ------
 COMMON STOCK...................................  $    2.5  $  2.5  $  2.5
                                                  --------  ------  ------

 ADDITIONAL PAID-IN CAPITAL
     Balance at beginning of period.............     423.7   423.7   407.9
     Capital contribution by parent.............     130.0    --      15.8
                                                  --------  ------  ------
     Balance at end of period...................     553.7   423.7   423.7
                                                  --------  ------  ------
 ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
     Net unrealized appreciation (depreciation)
       on investments:
     Balance at beginning of period.............       4.7    (2.6)   24.1
     (Depreciation) appreciation during the
       period:
         Net (depreciation) appreciation on
           available-for-sale securities........      (2.4)   11.2   (41.1)
         Benefit (provision) for deferred
           federal income taxes.................       0.9    (3.9)   14.4
                                                  --------  ------  ------
                                                      (1.5)    7.3   (26.7)
                                                  --------  ------  ------
     Balance at end of period...................       3.2     4.7    (2.6)
                                                  --------  ------  ------
     Minimum pension liability:
     Balance at beginning of period
     Increase (decrease) during the period:.....     --       --      --
         Increase in minimum pension
           liability............................     (20.8)   --      --
         Benefit for deferred federal income
           taxes................................       7.2    --      --
                                                  --------  ------  ------
                                                     (13.6)   --      --
                                                  --------  ------  ------
     Balance at end of period...................     (13.6)   --      --
                                                  --------  ------  ------
     Total accumulated other comprehensive
       (loss) income............................     (10.4)    4.7    (2.6)
                                                  --------  ------  ------
 RETAINED EARNINGS
     Balance at beginning of period.............     481.2   361.7   275.4
     Net income.................................      73.9   119.5    86.3
                                                  --------  ------  ------
     Balance at end of period...................     555.1   481.2   361.7
                                                  --------  ------  ------
         Total shareholder's equity.............  $1,100.9  $912.1  $785.3
                                                  ========  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                  2001    2000    1999
 -------------                                 ------  ------  ------
 Net income..................................  $ 73.9  $119.5  $ 86.3
 Other comprehensive (loss) income:
     Net (depreciation) appreciation on
       available-for-sale securities.........    (2.4)   11.2   (41.1)
     Increase in minimum pension liability...   (20.8)   --      --
     Benefit (provision) for deferred federal
       income taxes..........................     8.1    (3.9)   14.4
                                               ------  ------  ------
     Other comprehensive (loss) income.......   (15.1)    7.3   (26.7)
                                               ------  ------  ------
     Comprehensive income....................  $ 58.8  $126.8  $ 59.6
                                               ======  ======  ======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

 FOR THE YEARS ENDED DECEMBER 31,
 (IN MILLIONS)                                    2001      2000     1999
 -------------                                 ----------  -------  -------
 CASH FLOWS FROM OPERATING ACTIVITIES
     Net income..............................  $    73.9   $ 119.5  $  86.3
   Adjustments to reconcile net income to net
     cash used in operating activities:
         Net realized losses/(gains).........        5.9      15.2      8.7
         Net amortization and depreciation...       (2.8)     (3.8)    (2.3)
         Deferred federal income taxes.......       40.1      69.7     30.5
         Change in deferred acquisition
           costs.............................     (167.0)   (207.0)  (169.7)
         Change in reinsurance premiums
           payable...........................        2.4      (1.2)   (31.5)
         Change in accrued investment
           income............................       (6.5)      2.3     (2.5)
         Change in policy liabilities and
           accruals, net.....................      624.8     (86.8)    (8.4)
         Change in reinsurance receivable....      (22.2)      7.0     20.7
         Change in expenses and taxes
           payable...........................      (44.7)    (78.7)    64.1
         Other, net..........................      (24.3)    --       (14.8)
                                               ---------   -------  -------
             Net cash (used in) provided by
               operating activities..........      479.6    (163.8)   (18.9)
                                               ---------   -------  -------
 CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from disposals and maturities
       of available-for-sale fixed
       maturities............................      543.3     512.4    330.9
     Proceeds from disposals of equity
       securities............................       14.8       1.0     30.9
     Proceeds from disposals of other
       investments...........................        9.3      15.6      0.8
     Proceeds from mortgages sold, matured or
       collected.............................      111.7      49.7     30.5
     Purchase of available-for-sale fixed
       maturities............................   (1,104.0)   (437.3)  (415.5)
     Purchase of equity securities...........      (10.3)    (16.0)   (20.2)
     Purchase of other investments...........       (3.2)    (45.9)   (44.1)
     Other investing activities, net.........       (7.6)      2.2      2.0
                                               ---------   -------  -------
         Net cash provided by (used in)
           investing activities..............     (446.0)     81.7    (84.7)
                                               ---------   -------  -------
 CASH FLOWS FROM FINANCING ACTIVITIES
     Contribution from subsidiaries..........     --         --        14.6
     Proceeds from issuance of stock and
       capital paid in.......................        8.5     --         4.0
                                               ---------   -------  -------
         Net cash provided by financing
           activities........................        8.5     --        18.6
                                               ---------   -------  -------
 Net change in cash and cash equivalents.....       42.1     (82.1)   (85.0)
 Cash and cash equivalents, beginning of
  period.....................................       50.8     132.9    217.9
                                               ---------   -------  -------
 Cash and cash equivalents, end of period....  $    92.9   $  50.8  $ 132.9
                                               =========   =======  =======
 SUPPLEMENTAL CASH FLOW INFORMATION
     Interest paid...........................  $  --       $ --     $ --
     Income taxes (received) paid............  $   (11.1)  $  (5.6) $   4.4

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.  BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC") which is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries).

Prior to July 1, 1999, AFLIAC was a wholly-owned subsidiary of SMA Financial Corporation ("SMAFCO"), which was a wholly-owned subsidiary of FAFLIC. Effective July 1, 1999 and in connection with AFC's restructuring activities, SMAFCO was renamed Allmerica Asset Management, Inc. ("AAM") and contributed its ownership of AFLIAC to FAFLIC. AAM also contributed Allmerica Investments, Inc., Allmerica Investment Management Company, Inc., Allmerica Financial Investment Management Services, Inc., and Allmerica Financial Services Insurance Agency, Inc., to AFLIAC in exchange for one share of AFLIAC common stock. The equity of these four companies on July 1, 1999 was $11.8 million. For the twelve months ended December 31, 2001, December 31, 2000 and for the six months ended December 31, 1999, the subsidiaries of AFLIAC had total revenue of $96.9 million, $89.7 million and $35.5 million, respectively, and total benefits, losses and expenses of $76.2 million, $62.0 million and $24.4 million, respectively. All significant inter-company accounts and transactions have been eliminated.

In addition, effective November 1, 1999, the Company's consolidated financial statements include five wholly-owned insurance agencies. These agencies are Allmerica Investments Insurance Agency Inc. of Alabama, Allmerica Investments Insurance Agency Inc. of Florida, Allmerica Investment Insurance Agency Inc. of Georgia, Allmerica Investment Insurance Agency Inc. of Kentucky, and Allmerica Investments Insurance Agency Inc. of Mississippi.

AFLIAC's operations primarily include the production, sale and administration of variable annuities and variable universal life as well as brokerage and non-institutional investment advisory services. Also, the Company is a Registered Investment Advisor providing investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients.

The statutory stockholders' equity of the Company is being maintained at a minimum level of 5% of general account assets by FAFLIC in accordance with a policy established by vote of FAFLIC's Board of Directors.

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B.  VALUATION OF INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

Debt securities and marketable equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported as a separate component of shareholder's equity. The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

As of December 31, 2001, there was one property in the Company's investment portfolio which was acquired upon the foreclosure of a mortgage loan. The asset is being carried at the estimated fair value less cost of disposal. Depreciation is not recorded on this asset while it is held for disposal. As of December 31, 2000, there were no real estate properties in the Company's investment portfolio.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other than temporary impairment of the value of a specific investment or a group of investments is determined, a realized investment loss is recorded. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

C.  FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

D.  CASH AND CASH EQUIVALENTS

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

E.  DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to universal life products, variable annuities and contractholder deposit funds are deferred and amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

F.  SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholder's equity or net investment income.

G.  POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life, disability income and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 3.0% to 6.0% for life insurance and 3.5% to 9.5% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for benefit claims in excess of a guaranteed minimum fund value.

Individual disability income benefit liabilities for active lives are estimated using the net level premium method, and assumptions as to future morbidity and interest that provide a margin for adverse deviation. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

Liabilities for outstanding claims and losses are estimates of payments to be made for reported claims and estimates of claims incurred but not reported for individual life and disability income policies. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products and consist of deposits received from customers and investment earnings on their fund balances.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

H.  PREMIUM AND FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Individual disability income insurance premiums are recognized as revenue over the related contract periods. The unexpired portion of these premiums is recorded as unearned premium. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims in excess of a guaranteed minimum fund value, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life and group variable universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize capitalized acquisition costs.

I.  FEDERAL INCOME TAXES

AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life insurance company taxable income.

The Board of Directors has delegated to AFC management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC is calculated on a separate return basis. Any current tax liability is paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries are not reimbursed to the subsidiary until such losses or credits can be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from loss and LAE reserves, policy reserves, policy acquisition expenses, and unrealized appreciation or depreciation on investments.

J.  OTHER INCOME AND OTHER OPERATING EXPENSES

Other income and other operating expenses for the years ended December 31, 2001, 2000 and 1999 include investment management and brokerage income and sub-advisory expenses arising from the activities of the non-insurance subsidiaries that were transferred to AFLIAC during 1999, as more fully described in Note 1A.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

K.  NEW ACCOUNTING PRONOUNCEMENTS

In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement is effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. Certain provisions of this statement are also applicable for goodwill and other intangible assets acquired after June 30, 2001, but prior to adoption of this statement. The adoption of Statement No. 142 did not have a material impact on its financial condition or results of operations.

In June 2001, the FASB issued Statement of Financial Accounting Standards
No. 141, BUSINESS COMBINATIONS ("Statement No. 141"), which requires that all business combinations initiated after June 30, 2001 be accounted for using the purchase method of accounting. It further specifies the criteria that intangible assets must meet in order to be recognized and reported apart from goodwill. The implementation of Statement No. 141 is not expected to have a material effect on the Company's financial statements.

In June 1998, the FASB issued Statement of Financial Accounting Standards
No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 133"), which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. The adoption of Statement No. 133 did not have a material impact on the Company's results of operation or financial position.

L.  RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

2.  SIGNIFICANT TRANSACTIONS

In April 2001, the Company's parent, FAFLIC, contributed capital of $100.0 million consisting of approximately $91.5 of fixed maturity securities and $8.5 million of cash. In December 2001, an additional contribution of $30.0 million was declared, and paid in 2002.

During 2000, AFC adopted a formal company-wide restructuring plan. This plan was a result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. This plan consists of various initiatives including a series of internal reorganizations, consolidations in home office operations, consolidations in field offices, changes in distribution channels and product changes. As a result of this restructuring plan, the Company recognized a pre-tax expense of $4.6 million during 2000 as reflected in restructuring costs in the Consolidated Statements of Income. This charge relates to one-time project costs, all of which were paid in 2000.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS

A.  FIXED MATURITIES AND EQUITY SECURITIES

The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                             2001
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $   10.6     $ 0.7       $--       $   11.3
States and political subdivisions.......       2.5       0.2       --             2.7
Foreign governments.....................      10.7       0.8       --            11.5
Corporate fixed maturities..............   1,624.0      40.9        40.2      1,624.7
Mortgage-backed securities..............     346.6       6.8         1.7        351.7
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,994.4     $49.4       $41.9     $2,001.9
                                          ========     =====       =====     ========
Equity securities.......................  $   42.3     $ 1.5       $ 8.5     $   35.3
                                          ========     =====       =====     ========

                                                             2000
                                          -------------------------------------------
                                                       GROSS       GROSS
DECEMBER 31,                              AMORTIZED  UNREALIZED  UNREALIZED    FAIR
(IN MILLIONS)                             COST (1)     GAINS       LOSSES     VALUE
-------------                             ---------  ----------  ----------  --------
U.S. Treasury securities and U.S.
 government and agency Securities.......  $    5.2     $ 0.6       $--       $    5.8
States and political subdivisions.......      10.4       0.3       --            10.7
Foreign governments.....................      18.6       0.8         0.1         19.3
Corporate fixed maturities..............   1,116.3      28.2        25.5      1,119.0
Mortgage-backed securities..............     111.7       3.9         0.4        115.2
                                          --------     -----       -----     --------
Total fixed maturities..................  $1,262.2     $33.8       $26.0     $1,270.0
                                          ========     =====       =====     ========
Equity securities.......................  $   41.2     $ 0.5       $ 5.9     $   35.8
                                          ========     =====       =====     ========

(1) Amortized cost for fixed maturities and cost for equity securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding statutory liabilities of AFLIAC for New York policyholders, claimants and creditors. At December 31, 2001, the amortized cost and market value of these assets on deposit in New York were $180.0 million and $182.9 million, respectively. At December 31, 2000, the amortized cost and market value of assets on deposit were $186.7 million and $189.8 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $4.1 million were on deposit with various state and governmental authorities at December 31, 2001 and 2000, respectively.

There were no contractual fixed maturity investment commitments at December 31, 2001.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                     2001
                                                              -------------------
DECEMBER 31,                                                  AMORTIZED    FAIR
(IN MILLIONS)                                                   COST      VALUE
-------------                                                 ---------  --------
Due in one year or less.....................................  $  249.1   $  251.5
Due after one year through five years.......................     540.5      554.9
Due after five years through ten years......................     752.3      748.7
Due after ten years.........................................     452.5      446.8
                                                              --------   --------
Total.......................................................  $1,994.4   $2,001.9
                                                              ========   ========

B.  MORTGAGE LOANS AND REAL ESTATE

At December 31, 2001 there were no mortgage loans in the Company's investment portfolio. At December 31, 2000, the Company's mortgage loans were diversified by property type and location. Mortgage loans were collateralized by the related properties and generally were no more than 75% of the property's value at the time the original loan was made. The carrying value of mortgage loans, net of applicable reserves, was $200.1 million at December 31, 2000. Reserves for mortgage loans were $1.7 million at December 31, 2000. During 2001, the Company received proceeds of $188.4 million as a result of the sale of $180.4 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliates, for consideration of $96.4 million in fixed maturity securities and $2.4 million in cash.

At December 31, 2001 there was one real estate property in the Company's investment portfolio. The Company did not hold any real estate investments in 2000. The real estate at December 31, 2001, which had a carrying value of $1.9 million, was acquired through the foreclosure of a mortgage loan and represents non-cash investing activity in 2001. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans, in 2000 and 1999.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2001.

Mortgage loan investments for 2000 comprised the following property types and geographic regions:

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Property type:
  Office building...........................................  $116.7
  Industrial/warehouse......................................    52.8
  Retail....................................................    21.6
  Residential...............................................     7.8
  Other.....................................................     2.9
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31,
(IN MILLIONS)                                                  2000
-------------                                                 ------
Geographic region:
  Pacific...................................................  $ 77.6
  South Atlantic............................................    58.4
  East North Central........................................    28.6
  Middle Atlantic...........................................    13.2
  New England...............................................    13.0
  West South Central........................................     1.8
  Other.....................................................     9.2
  Reserves..................................................    (1.7)
                                                              ------
Total.......................................................  $200.1
                                                              ======

During 2001, the Company did not refinance any mortgage loans based on terms which differed from those granted to new borrowers.

There were no mortgage loan investment reserves at December 31, 2001. As of December 31, 2000, the mortgage loan investment reserves were $1.7 million, which was deducted in arriving at investment carrying values as presented in the 2000 Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2001. The carrying value of impaired loans was $3.4 million, with related reserves of $0.4 million, as of December 31, 2000. All impaired loans were reserved for as of December 31, 2000. The four year rolling average carrying value of impaired loans was $2.2 million, $8.2 million and $14.3 million at December 31, 2001, 2000, and 1999, respectively. Related interest income while such loans were impaired was $1.0 million and $1.5 million at December 31, 2000 and 1999, respectively. There was no interest received in 2001 related to impaired loans at December 31, 2001.

C.  UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale and other securities, are summarized as follows:

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2001
Net appreciation, beginning of year.........................    $  2.0          2.7         4.7
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........      (2.0)        (2.3)       (4.3)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................       1.9       --             1.9
(Provision) benefit from deferred federal income taxes......       0.1          0.8         0.9
                                                                ------        -----      ------
                                                                 --            (1.5)       (1.5)
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0          1.2         3.2
                                                                ======        =====      ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

                                                                             EQUITY
FOR THE YEARS ENDED DECEMBER 31,                                FIXED      SECURITIES
(IN MILLIONS)                                                 MATURITIES  AND OTHER (1)  TOTAL
-------------                                                 ----------  -------------  ------
2000
Net (depreciation) appreciation, beginning of year..........    $(10.4)       $ 7.8      $ (2.6)
                                                                ------        -----      ------
Net appreciation (depreciation) on available-for-sale
 securities.................................................      37.3         (7.9)       29.4
Net depreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................     (18.2)      --           (18.2)
(Provision) benefit from deferred federal income taxes......      (6.7)         2.8        (3.9)
                                                                ------        -----      ------
                                                                  12.4         (5.1)        7.3
                                                                ------        -----      ------
Net appreciation, end of year...............................    $  2.0        $ 2.7      $  4.7
                                                                ======        =====      ======

1999
Net appreciation, beginning of year.........................    $ 16.2        $ 7.9      $ 24.1
                                                                ------        -----      ------
Net depreciation on available-for-sale securities...........     (75.3)        (0.2)      (75.5)
Net appreciation from the effect on deferred policy
 acquisition costs and on policy liabilities................      34.4       --            34.4
Benefit from deferred federal income taxes..................      14.3          0.1        14.4
                                                                ------        -----      ------
                                                                 (26.6)        (0.1)      (26.7)
                                                                ------        -----      ------
Net (depreciation) appreciation, end of year................    $(10.4)       $ 7.8      $ (2.6)
                                                                ======        =====      ======

(1) Includes net (depreciation) appreciation on other investments of $(0.7) million, $4.9 million and $(3.1) million in 2001, 2000 and 1999 respectively.

D.  OTHER

At December 31, 2001 and 2000, AFLIAC had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

4.  INVESTMENT INCOME AND GAINS AND LOSSES

A.  NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $114.1  $103.8  $107.2
Mortgage loans..............................................    13.9    17.2    19.0
Equity securities...........................................     1.3     1.0     0.4
Policy loans................................................    15.1    14.0    12.4
Other long-term investments.................................     8.3     2.8     4.0
Short-term investments......................................     9.3     3.3     9.5
                                                              ------  ------  ------
    Gross investment income.................................   162.0   142.1   152.5
Less investment expenses....................................    (1.6)   (1.7)   (2.3)
                                                              ------  ------  ------
    Net investment income...................................  $160.4  $140.4  $150.2
                                                              ======  ======  ======

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company had fixed maturities with a carrying value of $0.7 million and $0.2 million on non-accrual status at December 31, 2001 and 2000, respectively. There were no mortgage loans on non-accrual status at December 31, 2001 and 2000. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $0.8 million, $0.2 million and $1.2 million in 2001, 2000 and 1999, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured or modified loans as of December 31, 2001. The investment in restructured mortgage loans, based on amortized cost, amounted to $3.8 million at December 31, 2000. Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $0.9 million in 2000 and 1999. Actual interest income on these loans included in net investment income aggregated $1.0 million and $1.1 million in 2000 and 1999, respectively.

There were no mortgage loans which were non-income producing at December 31, 2001 and 2000. There were, however, fixed maturities with a carrying value of $0.4 million and $0.2 million at December 31, 2001 and 2000, respectively, which were non-income producing during 2001 and 2000.

Included in other long-term investments is income from limited partnerships of $0.5 million, $1.9 million and $0.9 million in 2001, 2000 and 1999, respectively.

B.  NET REALIZED INVESTMENT GAINS AND LOSSES

Realized (losses) gains on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Fixed maturities............................................  $(18.6) $(20.5) $(18.8)
Mortgage loans..............................................     8.0     0.7     0.8
Equity securities...........................................     5.6     0.9     8.5
Other long-term investments.................................    (0.9)    3.7     0.8
                                                              ------  ------  ------
Net realized investment losses..............................  $ (5.9) $(15.2) $ (8.7)
                                                              ======  ======  ======

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                                              PROCEEDS FROM
FOR THE YEARS ENDED DECEMBER 31,                                VOLUNTARY    GROSS  GROSS
(IN MILLIONS)                                                     SALES      GAINS  LOSSES
-------------                                                 -------------  -----  ------
2001
Fixed maturities............................................     $287.0      $13.7  $ 6.3
Equity securities...........................................     $ 14.8      $ 5.6  $--
2000
Fixed maturities............................................     $380.2      $ 0.9  $20.5
Equity securities...........................................     $  1.0      $ 0.9  $--
1999
Fixed maturities............................................     $162.3      $ 2.7  $ 4.3
Equity securities...........................................     $ 30.4      $10.1  $ 1.6

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The Company recognized losses of $25.1 million, $3.6 million and $17.5 million in 2001, 2000 and 1999, respectively, related to other-than-temporary impairments on fixed maturities and other securities.

C.  OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the consolidated statements of comprehensive income:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period (net of taxes of $(5.5) million, $(2.9) million and $(18.0)
 million in 2001, 2000 and 1999, respectively)..............  $(10.0) $ (5.4) $(33.4)
Less: reclassification adjustment for (losses) gains
 included in net income (net of taxes of $(4.6) million,
 $(6.9) million and $(3.6) million in 2001, 2000 and 1999,
 respectively)..............................................  $ (8.5)  (12.7)   (6.7)
                                                              ------  ------  ------
Other comprehensive income (loss)...........................  $ (1.5) $  7.3  $(26.7)
                                                              ======  ======  ======

5.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments that have comparable terms and credit quality.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS

For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses.

EQUITY SECURITIES

Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

MORTGAGE LOANS

Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair value of below investment grade mortgage loans are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS

The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

FIXED ANNUITY AND OTHER CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair values for the Company's liabilities under individual fixed annuity contracts are estimated based on current surrender values, supplemental contracts without life contingencies reflect current fund balances, and other individual contract funds represent the present value of future policy benefits.

The estimated fair values of the financial instruments were as follows:

                                                                     2001                 2000
                                                              -------------------  -------------------
DECEMBER 31,                                                  CARRYING     FAIR    CARRYING     FAIR
(IN MILLIONS)                                                   VALUE     VALUE      VALUE     VALUE
-------------                                                 ---------  --------  ---------  --------
FINANCIAL ASSETS
  Cash and cash equivalents.................................  $   92.9   $   92.9  $   50.8   $   50.8
  Fixed maturities..........................................   2,001.9    2,001.9   1,270.0    1,270.0
  Equity securities.........................................      35.3       35.3      35.8       35.8
  Mortgage loans............................................     --         --        200.1      208.5
  Policy loans..............................................     192.7      192.7     185.4      185.4
                                                              --------   --------  --------   --------
                                                              $2,322.8   $2,322.8  $1,742.1   $1,750.5
                                                              ========   ========  ========   ========
FINANCIAL LIABILITIES
  Individual fixed annuity contracts........................  $1,532.6   $1,523.0  $  978.3   $  946.2
  Supplemental contracts without life contingencies.........      35.8       35.8      19.9       19.9
  Other individual contract deposit funds...................      30.8       30.9      23.8       23.8
                                                              --------   --------  --------   --------
                                                              $1,599.2   $1,589.7  $1,022.0   $  989.9
                                                              ========   ========  ========   ========

6.  FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax expense in the consolidated statement of income is shown below:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000   1999
-------------                                                 ------  ------  -----
Federal income tax expense
  Current...................................................  $(12.3) $(36.7) $15.5
  Deferred..................................................    40.1    69.7   30.5
                                                              ------  ------  -----
Total.......................................................  $ 27.8  $ 33.0  $46.0
                                                              ======  ======  =====

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The federal income taxes attributable to the consolidated results of continuing operations are different from the amounts determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                 2001    2000   1999
-------------                                                 -----  ------  -----
Expected federal income tax expense.........................  $35.6  $ 53.4  $46.3
  Dividend received deduction...............................   (7.3)   (6.9)  --
  Changes in tax reserve estimates for prior years' dividend
    received deduction......................................   --     (13.3)  --
  Other, net................................................   (0.5)   (0.2)  (0.3)
                                                              -----  ------  -----
Federal income tax expense..................................  $27.8  $ 33.0  $46.0
                                                              =====  ======  =====

The deferred income tax (asset) liability represents the tax effects of temporary differences. Its components were as follows:

DECEMBER 31,
(IN MILLIONS)                                                  2001     2000
-------------                                                 -------  -------
Deferred tax (assets) liabilities
  Policy reserves...........................................  $(170.4) $(227.2)
  Tax credit carryforwards..................................    (11.5)    (2.8)
  Deferred acquisition costs................................    428.2    398.3
  Investments, net..........................................     (1.2)     2.1
  Litigation reserves.......................................     (0.6)    (6.5)
  Loss carryforwards........................................    (51.0)    (8.0)
  Other, net................................................      7.0     12.6
                                                              -------  -------
Deferred tax liability, net.................................  $ 200.5  $ 168.5
                                                              =======  =======

Gross deferred income tax liabilities totaled $506.6 million and $423.6 million at December 31, 2001 and 2000, respectively. Gross deferred income tax assets totaled $306.1 million and $255.1 million at December 31, 2001 and 2000, respectively.

The Company believes, based on its recent earnings history and its future expectations, that the Company's taxable income in future years will be sufficient to realize all deferred tax assets. In determining the adequacy of future income, the Company considered the future reversal of its existing temporary differences and available tax planning strategies that could be implemented, if necessary. At December 31, 2001, there are available alternative minimum tax credit carryforwards and foreign tax credit recoverable of $4.7 million and $6.1 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the foreign tax credit expiring in 2002 will be carried back to 1995 and 1996. Also, at December 31, 2001, the Company has net operating loss carryforwards of $145.7 million expiring in 2015.

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1994. The Company has appealed certain adjustments proposed by the IRS with respect federal income tax returns for 1992, 1993, and 1994 for the FAFLIC/AFLIAC consolidated group. Also, certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RELATED PARTY TRANSACTIONS

The Company has no employees of its own, but has agreements under which FAFLIC provides management, space and other services, including accounting, electronic data processing, human resources, legal and other staff functions. Charges for these services are based on full cost including all direct and indirect overhead costs, that amounted to $217.7 million, $183.9 million and $173.9 million in 2001, 2000 and 1999 respectively. The net amounts payable to FAFLIC and affiliates for accrued expenses and various other liabilities and receivables were $18.5 million and $16.6 million at December 31, 2001 and 2000, respectively.

In accordance with the above agreement, AFLIAC has recorded a $20.8 million minimum pension liability as of December 31, 2001.

8.  DIVIDEND RESTRICTIONS

Delaware has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that an insurer may pay in any twelve month period, without the prior approval of the Delaware Commissioner of Insurance, is limited to the greater of (i) 10% of its policyholders' surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year (if such insurer is a life company) or its net income (not including realized capital gains) for the preceding calendar year (if such insurer is not a life company). Any dividends to be paid by an insurer, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus would also require the prior approval of the Delaware Commissioner of Insurance.

No dividends were declared by the Company during 2001, 2000 or 1999. During 2002, AFLIAC could pay dividends of $19.5 million to FAFLIC without prior approval.

9.  REINSURANCE

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement
No. 113").

The Company reinsures 100% of certain blocks of its universal life business, substantially all of its disability income business, and effective January 1, 1998, the mortality risk on the variable universal life and remaining universal life blocks of business in-force at December 31, 1997. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                  2001    2000    1999
-------------                                                 ------  ------  ------
Insurance premiums:
  Direct....................................................  $ 35.6  $ 38.1  $ 41.3
  Assumed...................................................    --      --      --
  Ceded.....................................................   (35.4)  (38.0)  (40.8)
                                                              ------  ------  ------
Net premiums................................................  $  0.2  $  0.1  $  0.5
                                                              ======  ======  ======
Insurance and other individual policy benefits, claims and
 losses :
  Direct....................................................  $246.8  $191.6  $212.6
  Assumed...................................................    --      --      --
  Ceded.....................................................   (45.6)  (21.5)  (37.0)
                                                              ------  ------  ------
Net policy benefits, claims and losses......................  $201.2  $170.1  $175.6
                                                              ======  ======  ======

10.  DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition cost asset:

FOR THE YEARS ENDED DECEMBER 31,
(IN MILLIONS)                                                   2001      2000      1999
-------------                                                 --------  --------  --------
Balance at beginning of year................................  $1,344.2  $1,156.4  $  950.5
  Acquisition expenses deferred.............................     262.8     277.5     219.5
  Amortized to expense during the year......................     (68.8)    (70.5)    (49.8)
  Adjustment for commission buyout program..................     (29.2)    --        --
  Adjustment to equity during the year......................       2.2     (19.2)     36.2
                                                              --------  --------  --------
Balance at end of year......................................  $1,511.2  $1,344.2  $1,156.4
                                                              ========  ========  ========

During the first quarter of 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

11.  LIABILITIES FOR INDIVIDUAL DISABILITY INCOME BENEFITS

The Company regularly updates its estimates of liabilities for future policy benefits and outstanding claims and losses as new information becomes available and further events occur which may impact the resolution of unsettled claims. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

The liability for future policy benefits and outstanding claims and losses related to the Company's disability income business was $244.2 million and $239.2 million at December 31, 2001 and 2000. Due to the reinsurance agreement whereby the Company has ceded substantially all of its disability income business to a highly rated reinsurer, the Company believes that no material adverse development of losses will occur. However, the amount of the liabilities could be revised in the near term if the estimates used in determining the liability are revised.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

    (AN INDIRECT WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

12.  CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments or voluntary payments.

LITIGATION

In 1997, a lawsuit on behalf of a putative class was instituted against AFC and certain of its subsidiaries including AFLIAC, alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, AFC and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFLIAC recognized a $21.0 million pre-tax expense in 1998 related to this litigation. In the second quarter of 2001, the Company recognized a pre-tax benefit of $5.2 million resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers, and based on changes in the Company's estimate of the ultimate cost of the benefits to be provided to members of the class.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business. In the Company's opinion, based on the advice of legal counsel, the ultimate resolution of these proceedings will not have a material effect on the Company's consolidated financial statements. However, liabilities related to these proceedings could be established in the near term if estimates of the ultimate resolution of these proceedings are revised.

13.  STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because on a statutory accounting basis policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001 the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by the state of Delaware. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount that total capital and surplus would have been had the accounting principles been applied retroactively for all periods. As of January 1, 2001, the Company recorded a cumulative effect adjustment of $22.2 million. Included in this total adjustment is an increase in surplus of $22.5 million related to the establishment of deferred tax assets and a decrease in surplus of $0.3 million related to non-admitted assets. Statutory net income and surplus are as follows:

(IN MILLIONS)                                                  2001     2000    1999
-------------                                                 -------  ------  ------
Statutory net income........................................  $(170.7) $(40.3) $  5.0
Statutory shareholder's surplus.............................  $ 194.9  $282.1  $342.7

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Contractowners of Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account VA-K of Allmerica Financial Life Insurance and Annuity Company at December 31, 2001, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the Funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
March 28, 2002

SEPARATE ACCOUNT VA-K

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2001


                                                                                               AIT              AIT
                                                                                               CORE           EQUITY
                                                                                              EQUITY           INDEX
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 376,044,879    $ 382,143,591
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              16,750                -
                                                                                         ---------------  ---------------
    Total assets                                                                            376,061,629      382,143,591

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -           14,204
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 374,781,734    $ 380,884,677
  Allmerica Immediate Advantage                                                               1,274,273        1,181,571
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                        1,289           48,358
  Allmerica Premier Choice with Optional Rider                                                        -           10,365
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,333            4,416
                                                                                         ---------------  ---------------
                                                                                          $ 376,061,629    $ 382,129,387
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      146,472,351      126,462,538
  Net asset value per unit, December 31, 2001                                             $    2.558720    $    3.011838

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                        1,685,288        1,456,701
  Net asset value per unit, December 31, 2001                                             $    0.756116    $    0.811128

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            3,189           45,786
  Net asset value per unit, December 31, 2001                                             $    1.083577    $    1.104425

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           11,390
  Net asset value per unit, December 31, 2001                                             $    1.082893    $    1.103733



                                                                                              AIT
                                                                                           GOVERNMENT          AIT
                                                                                              BOND         MONEY MARKET
                                                                                         --------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 99,473,557    $ 243,028,282
Investments in shares of AIM Variable Insurance Funds                                                -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                       -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                -                -
Investment in shares of Delaware Group Premium Fund                                                  -                -
Investments in shares of Deutsche Asset Management VIT Funds                                         -                -
Investment in shares of Eaton Vance Variable Trust                                                   -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                 -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)             -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                     -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                        -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                -                -
Investments in shares of Scudder Variable Series II                                                  -                -
Investment in shares of T. Rowe Price International Series, Inc.                                     -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                              4,019                -
                                                                                         --------------  ---------------
    Total  assets                                                                           99,477,576      243,028,282

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  -           15,341
                                                                                         --------------  ---------------
    Net assets                                                                            $ 99,477,576    $ 243,012,941
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 98,876,172    $ 236,959,009
  Allmerica Immediate Advantage                                                                200,880          728,939
  Directed Advisory Solutions                                                                        -                -
  Allmerica Value Generation                                                                         -           40,932
  Allmerica Premier Choice                                                                     255,076        5,258,112
  Allmerica Premier Choice with Optional Rider                                                 141,475           17,803
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                       3,973            8,146
                                                                                         --------------  ---------------
                                                                                          $ 99,477,576    $ 243,012,941
                                                                                         ==============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      59,275,082      168,047,692
  Net asset value per unit, December 31, 2001                                             $   1.668090    $    1.410070

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                         173,964          678,935
  Net asset value per unit, December 31, 2001                                             $   1.154723    $    1.073650

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               -            2,000
  Net asset value per unit, December 31, 2001                                             $          -    $    1.034185

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                               -           41,637
  Net asset value per unit, December 31, 2001                                             $          -    $    1.032665

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                         258,735        5,241,736
  Net asset value per unit, December 31, 2001                                             $   0.993538    $    1.003507

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                         144,486           19,752
  Net asset value per unit, December 31, 2001                                             $   0.992908    $    1.002870


                                                                                                AIT             AIT
                                                                                              SELECT           SELECT
                                                                                            AGGRESSIVE         CAPITAL
                                                                                              GROWTH        APPRECIATION
                                                                                         ---------------  ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                       $ 236,247,076    $ 181,937,832
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 660            2,399
                                                                                         ---------------  ---------------
    Total assets                                                                            236,247,736      181,940,231

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                         ---------------  ---------------
    Net assets                                                                            $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                $ 235,954,483    $ 181,526,524
  Allmerica Immediate Advantage                                                                 287,940          387,827
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                          634              783
  Allmerica Premier Choice with Optional Rider                                                        -           20,171
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        4,679            4,926
                                                                                         ---------------  ---------------
                                                                                          $ 236,247,736    $ 181,940,231
                                                                                         ===============  ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                      119,660,992       76,419,156
  Net asset value per unit, December 31, 2001                                             $    1.971858    $    2.375406

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                          488,242          366,071
  Net asset value per unit, December 31, 2001                                             $    0.589748    $    1.059430

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                             $           -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            2,541            2,636
  Net asset value per unit, December 31, 2001                                             $    1.170241    $    1.231817

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           18,385
  Net asset value per unit, December 31, 2001                                             $    1.169497    $    1.231035

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                AIT
                                                                                              SELECT           AIT
                                                                                             EMERGING         SELECT
                                                                                              MARKETS         GROWTH
                                                                                           -------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 7,174,109    $ 268,989,904
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)              -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                               1,418                -
                                                                                            ------------   --------------
    Total assets                                                                              7,175,527      268,989,904

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -            1,705
                                                                                            ------------   --------------
    Net assets                                                                              $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 7,115,684    $ 268,226,839
  Allmerica Immediate Advantage                                                                  30,646          656,920
  Directed Advisory Solutions                                                                         -                -
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                       23,036           83,426
  Allmerica Premier Choice with Optional Rider                                                        -           16,623
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                        6,161            4,391
                                                                                            ------------   --------------
                                                                                            $ 7,175,527    $ 268,988,199
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       10,689,025      130,588,001
  Net asset value per unit, December 31, 2001                                               $  0.665700    $    2.053993

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           56,990        1,042,699
  Net asset value per unit, December 31, 2001                                               $  0.557308    $    0.630019

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                               $         -    $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                           20,253           77,983
  Net asset value per unit, December 31, 2001                                               $  1.262038    $    1.097963

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                            2,000           17,150
  Net asset value per unit, December 31, 2001                                               $  1.261239    $    1.097268


                                                                                                 AIT               AIT
                                                                                               SELECT            SELECT
                                                                                               GROWTH         INTERNATIONAL
                                                                                             AND INCOME          EQUITY
                                                                                           ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $ 235,873,634     $ 208,806,353
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -             1,044
                                                                                            --------------   ---------------
    Total assets                                                                              235,873,634       208,807,397

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                66,462                 -
                                                                                            --------------   ---------------
    Net assets                                                                              $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $ 235,171,673     $ 208,194,294
  Allmerica Immediate Advantage                                                                   627,195           456,141
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                          3,869           125,547
  Allmerica Premier Choice with Optional Rider                                                          -            27,085
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          4,435             4,330
                                                                                            --------------   ---------------
                                                                                            $ 235,807,172     $ 208,807,397
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                        116,092,023       144,032,249
  Net asset value per unit, December 31, 2001                                               $    2.025735     $    1.445470

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            783,714           620,432
  Net asset value per unit, December 31, 2001                                               $    0.800286     $    0.735199

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                 -
  Net asset value per unit, December 31, 2001                                               $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              5,489           117,943
  Net asset value per unit, December 31, 2001                                               $    1.108951     $    1.082833

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            27,029
  Net asset value per unit, December 31, 2001                                               $    1.108252     $    1.082142


                                                                                                AIT             AIT
                                                                                               SELECT          SELECT
                                                                                             INVESTMENT      STRATEGIC
                                                                                            GRADE INCOME       GROWTH
                                                                                           --------------  -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                         $199,953,235    $ 3,875,081
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                           -              -
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                1,975              -
                                                                                           --------------  -------------
    Total assets                                                                             199,955,210      3,875,081

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -          9,940
                                                                                           --------------  -------------
    Net assets                                                                              $199,955,210    $ 3,865,141
                                                                                           ==============  =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                  $199,147,414    $ 3,775,973
  Allmerica Immediate Advantage                                                                  571,621         49,902
  Directed Advisory Solutions                                                                          -              -
  Allmerica Value Generation                                                                           -              -
  Allmerica Premier Choice                                                                        89,717         28,188
  Allmerica Premier Choice with Optional Rider                                                   142,482          4,481
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,976          6,597
                                                                                           --------------  -------------
                                                                                            $199,955,210    $ 3,865,141
                                                                                           ==============  =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                       108,331,554      7,816,554
  Net asset value per unit, December 31, 2001                                               $   1.838314    $  0.483074

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                           493,161        112,326
  Net asset value per unit, December 31, 2001                                               $   1.159097    $  0.452317

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                               $          -    $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                            92,235         21,800
  Net asset value per unit, December 31, 2001                                               $   0.994263    $  1.423638

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                           145,395          5,149
  Net asset value per unit, December 31, 2001                                               $   0.993628    $  1.422741

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                  AIT              AIT
                                                                                                 SELECT           SELECT
                                                                                               STRATEGIC           VALUE
                                                                                                 INCOME         OPPORTUNITY
                                                                                             --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $ 17,004,816     $ 204,257,810
Investments in shares of AIM Variable Insurance Funds                                                    -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -                 -
Investment in shares of Delaware Group Premium Fund                                                      -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                             -                 -
Investment in shares of Eaton Vance Variable Trust                                                       -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -                 -
Investments in shares of Scudder Variable Series II                                                      -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                         -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  9,679                 -
                                                                                             --------------   ---------------
    Total assets                                                                                17,014,495       204,257,810

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -             3,699
                                                                                             --------------   ---------------
    Net assets                                                                                $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 16,904,055     $ 203,510,056
  Allmerica Immediate Advantage                                                                     32,704           717,951
  Directed Advisory Solutions                                                                            -                 -
  Allmerica Value Generation                                                                             -                 -
  Allmerica Premier Choice                                                                          49,864               865
  Allmerica Premier Choice with Optional Rider                                                      21,846            20,388
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,026             4,851
                                                                                             --------------   ---------------
                                                                                              $ 17,014,495     $ 204,254,111
                                                                                             ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          16,326,506        75,511,638
  Net asset value per unit, December 31, 2001                                                 $   1.035375     $    2.695082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              33,586           469,082
  Net asset value per unit, December 31, 2001                                                 $   1.035402     $    1.530545

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -                 -
  Net asset value per unit, December 31, 2001                                                 $          -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              52,407             2,713
  Net asset value per unit, December 31, 2001                                                 $   0.989215     $    1.213059

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              24,098            18,818
  Net asset value per unit, December 31, 2001                                                 $   0.988591     $    1.212296



                                                                                                AIM V.I.
                                                                                               AGGRESSIVE        AIM V.I.
                                                                                                 GROWTH         BLUE CHIP
                                                                                             --------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $         -
Investments in shares of AIM Variable Insurance Funds                                           48,928,240       2,413,388
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -               -
Investment in shares of Delaware Group Premium Fund                                                      -               -
Investments in shares of Deutsche Asset Management VIT Funds                                             -               -
Investment in shares of Eaton Vance Variable Trust                                                       -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -               -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -               -
Investments in shares of Scudder Variable Series II                                                      -               -
Investment in shares of T. Rowe Price International Series, Inc.                                         -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  2,219               -
                                                                                             --------------   -------------
    Total assets                                                                                48,930,459       2,413,388

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -               -
                                                                                             --------------   -------------
    Net assets                                                                                $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 48,795,377     $ 2,389,730
  Allmerica Immediate Advantage                                                                     58,916          14,359
  Directed Advisory Solutions                                                                            -               -
  Allmerica Value Generation                                                                             -               -
  Allmerica Premier Choice                                                                          54,251               -
  Allmerica Premier Choice with Optional Rider                                                      15,552               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,363           9,299
                                                                                             --------------   -------------
                                                                                              $ 48,930,459     $ 2,413,388
                                                                                             ==============   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          73,595,632       2,782,817
  Net asset value per unit, December 31, 2001                                                 $   0.663020     $  0.858745

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              70,412          18,723
  Net asset value per unit, December 31, 2001                                                 $   0.861192     $  0.858645

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.775592

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -           2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $  0.774442

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              48,748           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.160501     $  1.120935

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              15,410           2,000
  Net asset value per unit, December 31, 2001                                                 $   1.159768     $  1.120224


                                                                                                                ALLIANCE
                                                                                                   AIM           GROWTH
                                                                                               V.I. VALUE        CLASS B
                                                                                             --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                           41,307,437              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                           -          2,927
Investments in shares of Delaware Group Premium Fund  (Service Class)                                    -              -
Investment in shares of Delaware Group Premium Fund                                                      -              -
Investments in shares of Deutsche Asset Management VIT Funds                                             -              -
Investment in shares of Eaton Vance Variable Trust                                                       -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                       -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                   -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                 -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                 -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                         -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                            -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                    -              -
Investments in shares of Scudder Variable Series II                                                      -              -
Investment in shares of T. Rowe Price International Series, Inc.                                         -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                  3,273              -
                                                                                             --------------   ------------
    Total assets                                                                                41,310,710          2,927

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      -              -
                                                                                             --------------   ------------
    Net assets                                                                                $ 41,310,710     $    2,927
                                                                                             ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 41,194,990     $        -
  Allmerica Immediate Advantage                                                                    109,528              -
  Directed Advisory Solutions                                                                            -              -
  Allmerica Value Generation                                                                             -              -
  Allmerica Premier Choice                                                                               -              -
  Allmerica Premier Choice with Optional Rider                                                           -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                           6,192          2,927
                                                                                             --------------   ------------
                                                                                              $ 41,310,710     $    2,927
                                                                                             ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          54,115,356              -
  Net asset value per unit, December 31, 2001                                                 $   0.761244     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             125,812              -
  Net asset value per unit, December 31, 2001                                                 $   0.884627     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.732271

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   -          2,000
  Net asset value per unit, December 31, 2001                                                 $          -     $ 0.731200

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105970     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               2,000              -
  Net asset value per unit, December 31, 2001                                                 $   1.105275     $        -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                ALLIANCE          ALLIANCE
                                                                                                 GROWTH            PREMIER
                                                                                               AND INCOME          GROWTH
                                                                                                 CLASS B           CLASS B
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                  112,623,235       59,127,081
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                -
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   7,402            6,085
                                                                                             ---------------   --------------
    Total assets                                                                                112,630,637       59,133,166

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 112,126,895     $ 58,910,049
  Allmerica Immediate Advantage                                                                     284,332          140,598
  Directed Advisory Solutions                                                                             -                -
  Allmerica Value Generation                                                                              -                -
  Allmerica Premier Choice                                                                          163,508           47,197
  Allmerica Premier Choice with Optional Rider                                                       51,479           29,054
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,423            6,268
                                                                                             ---------------   --------------
                                                                                              $ 112,630,637     $ 59,133,166
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          107,902,616       89,663,991
  Net asset value per unit, December 31, 2001                                                 $    1.039149     $   0.657009

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              307,202          166,469
  Net asset value per unit, December 31, 2001                                                 $    0.925555     $   0.854862

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              149,808           43,406
  Net asset value per unit, December 31, 2001                                                 $    1.106216     $   1.139865

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               48,566           27,505
  Net asset value per unit, December 31, 2001                                                 $    1.105512     $   1.139141

                                                                                                   DGPF
                                                                                                  GROWTH             DGPF
                                                                                              OPPORTUNITIES     INTERNATIONAL
                                                                                              SERVICE CLASS         EQUITY
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                            18,660,165                 -
Investment in shares of Delaware Group Premium Fund                                                       -        76,547,372
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                 18,660,165        76,547,372

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               651
                                                                                             ---------------   ---------------
    Net assets                                                                                $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $  18,644,982     $  76,427,602
  Allmerica Immediate Advantage                                                                       6,259           113,828
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            1,975               955
  Allmerica Premier Choice with Optional Rider                                                            -                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,949             4,336
                                                                                             ---------------   ---------------
                                                                                              $  18,660,165     $  76,546,721
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           26,110,642        45,357,843
  Net asset value per unit, December 31, 2001                                                 $    0.714076     $    1.684992

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                8,465           122,622
  Net asset value per unit, December 31, 2001                                                 $    0.968253     $    0.928280

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                3,576             2,881
  Net asset value per unit, December 31, 2001                                                 $    1.253276     $    1.084395

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.252483     $    1.083711


                                                                                                  DGPF            DEUTSCHE
                                                                                              SELECT GROWTH       VIT EAFE
                                                                                              SERVICE CLASS     EQUITY INDEX
                                                                                             ---------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $          -
Investments in shares of AIM Variable Insurance Funds                                                     -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                11,215                -
Investment in shares of Delaware Group Premium Fund                                                       -                -
Investments in shares of Deutsche Asset Management VIT Funds                                              -           62,538
Investment in shares of Eaton Vance Variable Trust                                                        -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                -
Investments in shares of Scudder Variable Series II                                                       -                -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Total assets                                                                                     11,215           62,538

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                -
                                                                                             ---------------   --------------
    Net assets                                                                                $      11,215     $     62,538
                                                                                             ===============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $           -     $          -
  Allmerica Immediate Advantage                                                                           -                -
  Directed Advisory Solutions                                                                         8,193            8,192
  Allmerica Value Generation                                                                              -           51,303
  Allmerica Premier Choice                                                                                -                -
  Allmerica Premier Choice with Optional Rider                                                            -                -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            3,022            3,043
                                                                                             ---------------   --------------
                                                                                              $      11,215     $     62,538
                                                                                             ===============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                               12,833           12,760
  Net asset value per unit, December 31, 2001                                                 $    0.756174     $   0.761339

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                2,000           69,484
  Net asset value per unit, December 31, 2001                                                 $    0.755064     $   0.760235

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                    -                -
  Net asset value per unit, December 31, 2001                                                 $           -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                               DEUTSCHE       DEUTSCHE
                                                                                              VIT EQUITY      VIT SMALL
                                                                                               500 INDEX      CAP INDEX
                                                                                             ------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $        -
Investments in shares of AIM Variable Insurance Funds                                                  -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -              -
Investment in shares of Delaware Group Premium Fund                                                    -              -
Investments in shares of Deutsche Asset Management VIT Funds                                     116,796         54,634
Investment in shares of Eaton Vance Variable Trust                                                     -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                       -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                          -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -              -
Investments in shares of Scudder Variable Series II                                                    -              -
Investment in shares of T. Rowe Price International Series, Inc.                                       -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Total assets                                                                                 116,796         54,634

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              -
                                                                                             ------------   ------------
    Net assets                                                                                $  116,796     $   54,634
                                                                                             ============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $        -
  Allmerica Immediate Advantage                                                                        -              -
  Directed Advisory Solutions                                                                          -          8,192
  Allmerica Value Generation                                                                     115,049         42,403
  Allmerica Premier Choice                                                                             -              -
  Allmerica Premier Choice with Optional Rider                                                         -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         1,747          4,039
                                                                                             ------------   ------------
                                                                                              $  116,796     $   54,634
                                                                                             ============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                             2,001         10,105
  Net asset value per unit, December 31, 2001                                                 $ 0.873251     $ 1.010649

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                           131,943         44,016
  Net asset value per unit, December 31, 2001                                                 $ 0.871962     $ 1.009191

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -              -
  Net asset value per unit, December 31, 2001                                                 $        -     $        -


                                                                                              EATON VANCE VT
                                                                                                  FLOATING        FIDELITY VIP
                                                                                                RATE-INCOME      EQUITY-INCOME
                                                                                             ----------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $           -
Investments in shares of AIM Variable Insurance Funds                                                      -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                 -
Investment in shares of Delaware Group Premium Fund                                                        -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                 -
Investment in shares of Eaton Vance Variable Trust                                                 5,140,674                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -       508,985,229
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                 -
Investments in shares of Scudder Variable Series II                                                        -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                 -
                                                                                             ----------------   ---------------
    Total assets                                                                                   5,140,674       508,985,229

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      203                38
                                                                                             ----------------   ---------------
    Net assets                                                                                $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $    5,047,314     $ 507,795,965
  Allmerica Immediate Advantage                                                                       60,602           996,282
  Directed Advisory Solutions                                                                              -                 -
  Allmerica Value Generation                                                                               -                 -
  Allmerica Premier Choice                                                                               200           133,249
  Allmerica Premier Choice with Optional Rider                                                        26,356            55,315
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             5,999             4,380
                                                                                             ----------------   ---------------
                                                                                              $    5,140,471     $ 508,985,191
                                                                                             ================   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                             5,031,457       155,829,543
  Net asset value per unit, December 31, 2001                                                 $     1.003152     $    3.258663

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                62,411           950,497
  Net asset value per unit, December 31, 2001                                                 $     1.003158     $    1.048170

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                 -
  Net asset value per unit, December 31, 2001                                                 $            -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,200           123,642
  Net asset value per unit, December 31, 2001                                                 $     0.998514     $    1.095420

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                28,412            52,528
  Net asset value per unit, December 31, 2001                                                 $     0.997877     $    1.094730


                                                                                               FIDELITY VIP      FIDELITY VIP
                                                                                                  GROWTH         HIGH INCOME
                                                                                             ---------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -     $           -
Investments in shares of AIM Variable Insurance Funds                                                     -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                 -
Investment in shares of Delaware Group Premium Fund                                                       -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                 -
Investment in shares of Eaton Vance Variable Trust                                                        -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                              504,135,398       114,320,143
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                 -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                 -
Investments in shares of Scudder Variable Series II                                                       -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   4,856                 -
                                                                                             ---------------   ---------------
    Total assets                                                                                504,140,254       114,320,143

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -               451
                                                                                             ---------------   ---------------
    Net assets                                                                                $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 503,005,974     $ 114,040,251
  Allmerica Immediate Advantage                                                                   1,112,823           270,367
  Directed Advisory Solutions                                                                             -                 -
  Allmerica Value Generation                                                                              -                 -
  Allmerica Premier Choice                                                                            3,191             4,949
  Allmerica Premier Choice with Optional Rider                                                       13,596                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,670             4,125
                                                                                             ---------------   ---------------
                                                                                              $ 504,140,254     $ 114,319,692
                                                                                             ===============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          145,454,086        75,142,507
  Net asset value per unit, December 31, 2001                                                 $    3.458177     $    1.517653

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            1,544,478           399,129
  Net asset value per unit, December 31, 2001                                                 $    0.720517     $    0.677393

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -                 -
  Net asset value per unit, December 31, 2001                                                 $           -     $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                4,732             6,797
  Net asset value per unit, December 31, 2001                                                 $    1.167903     $    1.031646

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               13,648             2,000
  Net asset value per unit, December 31, 2001                                                 $    1.167169     $    1.030998

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001


                                                                                                FIDELITY VIP     FIDELITY VIP II
                                                                                                  OVERSEAS        ASSET MANAGER
                                                                                              ---------------   -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $           -     $             -
Investments in shares of AIM Variable Insurance Funds                                                      -                   -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                   -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                   -
Investment in shares of Delaware Group Premium Fund                                                        -                   -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                   -
Investment in shares of Eaton Vance Variable Trust                                                         -                   -
Investments in shares of Fidelity Variable Insurance Products Fund                               100,114,385                   -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -          94,533,006
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                   -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                   -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                   -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                   -
Investments in shares of Scudder Variable Series II                                                        -                   -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                   -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    2,572               1,772
                                                                                              ---------------   -----------------
    Total assets                                                                                 100,116,957          94,534,778

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                   -
                                                                                              ---------------   -----------------
    Net assets                                                                                 $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $  99,874,101     $    94,202,606
  Allmerica Immediate Advantage                                                                      238,457             321,075
  Directed Advisory Solutions                                                                              -                   -
  Allmerica Value Generation                                                                               -                   -
  Allmerica Premier Choice                                                                                 -                   -
  Allmerica Premier Choice with Optional Rider                                                             -               6,780
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             4,399               4,317
                                                                                              ---------------   -----------------
                                                                                               $ 100,116,957     $    94,534,778
                                                                                              ===============   =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                            63,235,589          56,013,665
  Net asset value per unit, December 31, 2001                                                  $    1.579397     $      1.681779

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               364,083             348,355
  Net asset value per unit, December 31, 2001                                                  $    0.654952     $      0.921690

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -                   -
  Net asset value per unit, December 31, 2001                                                  $           -     $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 2,000               2,000
  Net asset value per unit, December 31, 2001                                                  $    1.100071     $      1.079578

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 2,000               8,284
  Net asset value per unit, December 31, 2001                                                  $    1.099371     $      1.078889



                                                                                               FIDELITY VIP II     FIDELITY VIP III
                                                                                                 CONTRAFUND         GROWTH & INCOME
                                                                                               SERVICE CLASS 2      SERVICE CLASS 2
                                                                                              -----------------   ------------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -     $              -
Investments in shares of AIM Variable Insurance Funds                                                        -                    -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -                    -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -                    -
Investment in shares of Delaware Group Premium Fund                                                          -                    -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -                    -
Investment in shares of Eaton Vance Variable Trust                                                           -                    -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -                    -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)               5,733,787                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                     -               15,946
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -                    -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -                    -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -                    -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -                    -
Investments in shares of Scudder Variable Series II                                                          -                    -
Investment in shares of T. Rowe Price International Series, Inc.                                             -                    -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Total assets                                                                                     5,733,787               15,946

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -                    -
                                                                                              -----------------   ------------------
    Net assets                                                                                 $     5,733,787     $         15,946
                                                                                              =================   ==================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     5,700,656     $              -
  Allmerica Immediate Advantage                                                                         23,090                    -
  Directed Advisory Solutions                                                                                -               12,289
  Allmerica Value Generation                                                                                 -                    -
  Allmerica Premier Choice                                                                                 202                    -
  Allmerica Premier Choice with Optional Rider                                                               -                    -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            9,839                3,657
                                                                                              -----------------   ------------------
                                                                                               $     5,733,787     $         15,946
                                                                                              =================   ==================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               6,027,229                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945817     $              -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                  26,414                    -
  Net asset value per unit, December 31, 2001                                                  $      0.945800     $              -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                   2,000               15,429
  Net asset value per unit, December 31, 2001                                                  $      0.917127     $       0.915048

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                   2,000                2,000
  Net asset value per unit, December 31, 2001                                                  $      0.915790     $       0.913698

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   2,188                    -
  Net asset value per unit, December 31, 2001                                                  $      1.070652     $              -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000                    -
  Net asset value per unit, December 31, 2001                                                  $      1.069972     $              -


                                                                                               FIDELITY VIP III
                                                                                                    GROWTH
                                                                                                OPPORTUNITIES
                                                                                               SERVICE CLASS 2
                                                                                              -----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                            $             -
Investments in shares of AIM Variable Insurance Funds                                                        -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                        -
Investment in shares of Delaware Group Premium Fund                                                          -
Investments in shares of Deutsche Asset Management VIT Funds                                                 -
Investment in shares of Eaton Vance Variable Trust                                                           -
Investments in shares of Fidelity Variable Insurance Products Fund                                           -
Investment in shares of Fidelity Variable Insurance Products Fund II                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                       -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)             6,490,612
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                     -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                             -
Investments in shares of Janus Aspen Series  (Service Shares)                                                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                        -
Investments in shares of Scudder Variable Series II                                                          -
Investment in shares of T. Rowe Price International Series, Inc.                                             -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Total assets                                                                                     6,490,612

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                          -
                                                                                              -----------------
    Net assets                                                                                 $     6,490,612
                                                                                              =================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                     $     6,482,436
  Allmerica Immediate Advantage                                                                              -
  Directed Advisory Solutions                                                                                -
  Allmerica Value Generation                                                                                 -
  Allmerica Premier Choice                                                                               1,891
  Allmerica Premier Choice with Optional Rider                                                               -
  Value of investment by Allmerica Financial Life
      Insurance and Annuity Company (Sponsor)                                                            6,285
                                                                                              -----------------
                                                                                               $     6,490,612
                                                                                              =================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                               8,713,117
  Net asset value per unit, December 31, 2001                                                  $      0.743986

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      0.911987

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                       -
  Net asset value per unit, December 31, 2001                                                  $             -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                   3,695
  Net asset value per unit, December 31, 2001                                                  $      1.115673

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                   2,000
  Net asset value per unit, December 31, 2001                                                  $      1.114975

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                                    FT VIP
                                                                                                                   FRANKLIN
                                                                                                                    NATURAL
                                                                                             FIDELITY VIP III      RESOURCES
                                                                                                  MIDCAP           SECURITIES
                                                                                              SERVICE CLASS 2        CLASS 2
                                                                                            ------------------   -------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $              -     $         -
Investments in shares of AIM Variable Insurance Funds                                                       -               -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                              -               -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                       -               -
Investment in shares of Delaware Group Premium Fund                                                         -               -
Investments in shares of Deutsche Asset Management VIT Funds                                                -               -
Investment in shares of Eaton Vance Variable Trust                                                          -               -
Investments in shares of Fidelity Variable Insurance Products Fund                                          -               -
Investment in shares of Fidelity Variable Insurance Products Fund II                                        -               -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                      -               -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                4,187               -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                    -       5,365,174
Investments in shares of INVESCO Variable Investment Funds, Inc.                                            -               -
Investments in shares of Janus Aspen Series  (Service Shares)                                               -               -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                       -               -
Investments in shares of Scudder Variable Series II                                                         -               -
Investment in shares of T. Rowe Price International Series, Inc.                                            -               -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Total assets                                                                                        4,187       5,365,174

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                         -               -
                                                                                            ------------------   -------------
    Net assets                                                                               $          4,187     $ 5,365,174
                                                                                            ==================   =============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $              -     $ 5,356,018
  Allmerica Immediate Advantage                                                                             -           2,998
  Directed Advisory Solutions                                                                               -               -
  Allmerica Value Generation                                                                                -               -
  Allmerica Premier Choice                                                                                  -               -
  Allmerica Premier Choice with Optional Rider                                                              -               -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                              4,187           6,158
                                                                                            ------------------   -------------
                                                                                             $          4,187     $ 5,365,174
                                                                                            ==================   =============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                      -       5,654,460
  Net asset value per unit, December 31, 2001                                                $              -     $  0.947220

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                      -           5,833
  Net asset value per unit, December 31, 2001                                                $              -     $  0.782287

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.047494     $         -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  2,000               -
  Net asset value per unit, December 31, 2001                                                $       1.045952     $         -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.148696

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                      -           2,000
  Net asset value per unit, December 31, 2001                                                $              -     $  1.147964




                                                                                                FT VIP            FT VIP
                                                                                               FRANKLIN       MUTUAL SHARES
                                                                                               SMALL CAP        SECURITIES
                                                                                                CLASS 2           CLASS 2
                                                                                            --------------   ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $           -
Investments in shares of AIM Variable Insurance Funds                                                   -                 -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                 -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                 -
Investment in shares of Delaware Group Premium Fund                                                     -                 -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                 -
Investment in shares of Eaton Vance Variable Trust                                                      -                 -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                 -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                 -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                 -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)       42,714,024             4,164
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                 -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                 -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                   -                 -
Investments in shares of Scudder Variable Series II                                                     -                 -
Investment in shares of T. Rowe Price International Series, Inc.                                        -                 -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 1,824                 -
                                                                                            --------------   ---------------
    Total assets                                                                               42,715,848             4,164

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                 -
                                                                                            --------------   ---------------
    Net assets                                                                               $ 42,715,848     $       4,164
                                                                                            ==============   ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $ 42,607,606     $           -
  Allmerica Immediate Advantage                                                                    93,576                 -
  Directed Advisory Solutions                                                                           -                 -
  Allmerica Value Generation                                                                            -                 -
  Allmerica Premier Choice                                                                            652                 -
  Allmerica Premier Choice with Optional Rider                                                      7,100                 -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,914             4,164
                                                                                            --------------   ---------------
                                                                                             $ 42,715,848     $       4,164
                                                                                            ==============   ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                         59,749,582                 -
  Net asset value per unit, December 31, 2001                                                $   0.713103     $           -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                            102,841                 -
  Net asset value per unit, December 31, 2001                                                $   0.927960     $           -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.041763

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -             2,000
  Net asset value per unit, December 31, 2001                                                $          -     $    1.040222

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,516                 -
  Net asset value per unit, December 31, 2001                                                $   1.264799     $           -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              7,617                 -
  Net asset value per unit, December 31, 2001                                                $   1.263998     $           -


                                                                                               FT VIP
                                                                                              TEMPLETON
                                                                                             DEVELOPING
                                                                                               MARKETS
                                                                                             SECURITIES        INVESCO
                                                                                               CLASS 2      VIF DYNAMICS
                                                                                            ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                 -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                        -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                 -                -
Investment in shares of Delaware Group Premium Fund                                                   -                -
Investments in shares of Deutsche Asset Management VIT Funds                                          -                -
Investment in shares of Eaton Vance Variable Trust                                                    -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                  -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)              -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)          3,452                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                      -           10,982
Investments in shares of Janus Aspen Series  (Service Shares)                                         -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                 -                -
Investments in shares of Scudder Variable Series II                                                   -                -
Investment in shares of T. Rowe Price International Series, Inc.                                      -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Total assets                                                                                  3,452           10,982

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   -                -
                                                                                            ------------   --------------
    Net assets                                                                               $    3,452     $     10,982
                                                                                            ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $        -     $          -
  Allmerica Immediate Advantage                                                                       -                -
  Directed Advisory Solutions                                                                         -            8,192
  Allmerica Value Generation                                                                          -                -
  Allmerica Premier Choice                                                                            -                -
  Allmerica Premier Choice with Optional Rider                                                        -                -
  Value of investment by Allmerica Financial Life
    Insurance and Annuity Company (Sponsor)                                                       3,452            2,790
                                                                                            ------------   --------------
                                                                                             $    3,452     $     10,982
                                                                                            ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            1,999           13,736
  Net asset value per unit, December 31, 2001                                                $ 0.863728     $   0.698002

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                            2,000            2,000
  Net asset value per unit, December 31, 2001                                                $ 0.862459     $   0.696971

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                -                -
  Net asset value per unit, December 31, 2001                                                $        -     $          -

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                               INVESCO
                                                                                               INVESCO           VIF
                                                                                              VIF EQUITY        HEALTH
                                                                                                INCOME         SCIENCES
                                                                                             ------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $        -     $          -
Investments in shares of AIM Variable Insurance Funds                                                  -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                         -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                  -                -
Investment in shares of Delaware Group Premium Fund                                                    -                -
Investments in shares of Deutsche Asset Management VIT Funds                                           -                -
Investment in shares of Eaton Vance Variable Trust                                                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                     -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                   -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                 -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)               -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)               -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                  15,921       29,063,483
Investments in shares of Janus Aspen Series  (Service Shares)                                          -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                  -                -
Investments in shares of Scudder Variable Series II                                                    -                -
Investment in shares of T. Rowe Price International Series, Inc.                                       -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -                -
                                                                                             ------------   --------------
    Total assets                                                                                  15,921       29,063,483

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    -              184
                                                                                             ------------   --------------
    Net assets                                                                                $   15,921     $ 29,063,299
                                                                                             ============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $        -     $ 28,968,617
  Allmerica Immediate Advantage                                                                        -           75,135
  Directed Advisory Solutions                                                                     12,288                -
  Allmerica Value Generation                                                                           -                -
  Allmerica Premier Choice                                                                             -              198
  Allmerica Premier Choice with Optional Rider                                                         -           13,127
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                         3,633            6,222
                                                                                             ------------   --------------
                                                                                              $   15,921     $ 29,063,299
                                                                                             ============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                 -       30,204,526
  Net asset value per unit, December 31, 2001                                                 $        -     $   0.959082

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                 -           75,870
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.017115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                            15,519                -
  Net asset value per unit, December 31, 2001                                                 $ 0.908943     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                             2,000                -
  Net asset value per unit, December 31, 2001                                                 $ 0.907591     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                 -            2,189
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.047329

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                 -           14,541
  Net asset value per unit, December 31, 2001                                                 $        -     $   1.046664


                                                                                                  JANUS              JANUS
                                                                                                  ASPEN              ASPEN
                                                                                                AGGRESSIVE           CAPITAL
                                                                                                  GROWTH          APPRECIATION
                                                                                              SERVICE SHARES     SERVICE SHARES
                                                                                             ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                      -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                  -
Investment in shares of Delaware Group Premium Fund                                                        -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                  -
Investment in shares of Eaton Vance Variable Trust                                                         -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                          2,321             38,654
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                  -
Investments in shares of Scudder Variable Series II                                                        -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                           -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Total assets                                                                                       2,321             38,654

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                  -
                                                                                             ----------------   ----------------
    Net assets                                                                                $        2,321     $       38,654
                                                                                             ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $            -
  Allmerica Immediate Advantage                                                                            -                  -
  Directed Advisory Solutions                                                                              -                  -
  Allmerica Value Generation                                                                               -             35,552
  Allmerica Premier Choice                                                                                 -                  -
  Allmerica Premier Choice with Optional Rider                                                             -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,321              3,102
                                                                                             ----------------   ----------------
                                                                                              $        2,321     $       38,654
                                                                                             ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                 2,000              2,000
  Net asset value per unit, December 31, 2001                                                 $     0.580557     $     0.776154

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                 2,000             47,874
  Net asset value per unit, December 31, 2001                                                 $     0.579705     $     0.774987

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -                  -
  Net asset value per unit, December 31, 2001                                                 $            -     $            -


                                                                                               JANUS ASPEN
                                                                                                  GROWTH
                                                                                              SERVICE SHARES
                                                                                             ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -
Investments in shares of AIM Variable Insurance Funds                                                      -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -
Investment in shares of Delaware Group Premium Fund                                                        -
Investments in shares of Deutsche Asset Management VIT Funds                                               -
Investment in shares of Eaton Vance Variable Trust                                                         -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -
Investments in shares of Janus Aspen Series  (Service Shares)                                     69,864,586
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -
Investments in shares of Scudder Variable Series II                                                        -
Investment in shares of T. Rowe Price International Series, Inc.                                           -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    5,327
                                                                                             ----------------
    Total assets                                                                                  69,869,913

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -
                                                                                             ----------------
    Net assets                                                                                $   69,869,913
                                                                                             ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $   69,631,954
  Allmerica Immediate Advantage                                                                       97,528
  Directed Advisory Solutions                                                                              -
  Allmerica Value Generation                                                                               -
  Allmerica Premier Choice                                                                            92,307
  Allmerica Premier Choice with Optional Rider                                                        41,968
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             6,156
                                                                                             ----------------
                                                                                              $   69,869,913
                                                                                             ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           110,026,726
  Net asset value per unit, December 31, 2001                                                 $     0.632864

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               126,134
  Net asset value per unit, December 31, 2001                                                 $     0.785662

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                     -
  Net asset value per unit, December 31, 2001                                                 $            -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                82,510
  Net asset value per unit, December 31, 2001                                                 $     1.146528

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                38,628
  Net asset value per unit, December 31, 2001                                                 $     1.145798

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                              JANUS ASPEN        JANUS ASPEN
                                                                                               GROWTH AND        INTERNATIONAL
                                                                                                 INCOME             GROWTH
                                                                                             SERVICE SHARES     SERVICE SHARES
                                                                                            ----------------   ----------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $            -     $            -
Investments in shares of AIM Variable Insurance Funds                                                     -                  -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -                  -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -                  -
Investment in shares of Delaware Group Premium Fund                                                       -                  -
Investments in shares of Deutsche Asset Management VIT Funds                                              -                  -
Investment in shares of Eaton Vance Variable Trust                                                        -                  -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -                  -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -                  -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -                  -
Investments in shares of Janus Aspen Series  (Service Shares)                                    51,906,342              3,020
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -                  -
Investments in shares of Scudder Variable Series II                                                       -                  -
Investment in shares of T. Rowe Price International Series, Inc.                                          -                  -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                   6,668                  -
                                                                                            ----------------   ----------------
    Total assets                                                                                 51,913,010              3,020

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -                  -
                                                                                            ----------------   ----------------
    Net assets                                                                               $   51,913,010     $        3,020
                                                                                            ================   ================

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $   51,851,412     $            -
  Allmerica Immediate Advantage                                                                      51,500                  -
  Directed Advisory Solutions                                                                             -                  -
  Allmerica Value Generation                                                                              -                  -
  Allmerica Premier Choice                                                                            3,949                  -
  Allmerica Premier Choice with Optional Rider                                                            -                  -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            6,149              3,020
                                                                                            ----------------   ----------------
                                                                                             $   51,913,010     $        3,020
                                                                                            ================   ================

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                           67,633,218                  -
  Net asset value per unit, December 31, 2001                                                $     0.766656     $            -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                               60,307                  -
  Net asset value per unit, December 31, 2001                                                $     0.883246     $            -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.755656

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -              2,000
  Net asset value per unit, December 31, 2001                                                $            -     $     0.754559

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                5,602                  -
  Net asset value per unit, December 31, 2001                                                $     1.096153     $            -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                2,000                  -
  Net asset value per unit, December 31, 2001                                                $     1.095455     $            -


                                                                                               PIONEER
                                                                                              EMERGING          PIONEER
                                                                                               MARKETS         FUND VCT
                                                                                             VCT CLASS II      CLASS II
                                                                                            --------------   ------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $        -
Investments in shares of AIM Variable Insurance Funds                                                   -              -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -              -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -              -
Investment in shares of Delaware Group Premium Fund                                                     -              -
Investments in shares of Deutsche Asset Management VIT Funds                                            -              -
Investment in shares of Eaton Vance Variable Trust                                                      -              -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -              -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -              -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -              -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -              -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -              -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -              -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -              -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,057,372         11,726
Investments in shares of Scudder Variable Series II                                                     -              -
Investment in shares of T. Rowe Price International Series, Inc.                                        -              -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                 2,497              -
                                                                                            --------------   ------------
    Total assets                                                                                6,059,869         11,726

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -              -
                                                                                            --------------   ------------
    Net assets                                                                               $  6,059,869     $   11,726
                                                                                            ==============   ============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,052,377     $        -
  Allmerica Immediate Advantage                                                                         -              -
  Directed Advisory Solutions                                                                           -          8,192
  Allmerica Value Generation                                                                            -              -
  Allmerica Premier Choice                                                                            972              -
  Allmerica Premier Choice with Optional Rider                                                          -              -
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,520          3,534
                                                                                            --------------   ------------
                                                                                             $  6,059,869     $   11,726
                                                                                            ==============   ============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          8,741,334              -
  Net asset value per unit, December 31, 2001                                                $   0.692386     $        -

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   0.966939     $        -

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -         11,264
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.884198

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -          2,000
  Net asset value per unit, December 31, 2001                                                $          -     $ 0.882907

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              2,848              -
  Net asset value per unit, December 31, 2001                                                $   1.146919     $        -

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000              -
  Net asset value per unit, December 31, 2001                                                $   1.146188     $        -


                                                                                               PIONEER            SVS
                                                                                              REAL ESTATE        DREMAN
                                                                                                GROWTH          FINANCIAL
                                                                                             VCT CLASS II     SERVICES (a)
                                                                                            --------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                          $          -     $          -
Investments in shares of AIM Variable Insurance Funds                                                   -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                          -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                   -                -
Investment in shares of Delaware Group Premium Fund                                                     -                -
Investments in shares of Deutsche Asset Management VIT Funds                                            -                -
Investment in shares of Eaton Vance Variable Trust                                                      -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                      -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                    -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                  -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                        -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                           -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                           6,597,206                -
Investments in shares of Scudder Variable Series II                                                     -       14,668,249
Investment in shares of T. Rowe Price International Series, Inc.                                        -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                     -                -
                                                                                            --------------   --------------
    Total assets                                                                                6,597,206       14,668,249

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                    72                -
                                                                                            --------------   --------------
    Net assets                                                                               $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                   $  6,575,516     $ 14,652,328
  Allmerica Immediate Advantage                                                                    14,227            3,003
  Directed Advisory Solutions                                                                           -                -
  Allmerica Value Generation                                                                            -                -
  Allmerica Premier Choice                                                                          1,127                -
  Allmerica Premier Choice with Optional Rider                                                          -            6,738
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                          6,264            6,180
                                                                                            --------------   --------------
                                                                                             $  6,597,134     $ 14,668,249
                                                                                            ==============   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          6,161,851       12,846,982
  Net asset value per unit, December 31, 2001                                                $   1.067133     $   1.140527

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                             15,236            5,031
  Net asset value per unit, December 31, 2001                                                $   1.074891     $   0.990875

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                  -                -
  Net asset value per unit, December 31, 2001                                                $          -     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              3,096            2,000
  Net asset value per unit, December 31, 2001                                                $   1.028884     $   1.049809

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                              2,000            8,422
  Net asset value per unit, December 31, 2001                                                $   1.028233     $   1.049142

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

DECEMBER 31, 2001

                                                                                                 SCUDDER           SCUDDER
                                                                                                GOVERNMENT        TECHNOLOGY
                                                                                              SECURITIES (a)      GROWTH (a)
                                                                                             ----------------   --------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $            -     $          -
Investments in shares of AIM Variable Insurance Funds                                                      -                -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                             -                -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                      -                -
Investment in shares of Delaware Group Premium Fund                                                        -                -
Investments in shares of Deutsche Asset Management VIT Funds                                               -                -
Investment in shares of Eaton Vance Variable Trust                                                         -                -
Investments in shares of Fidelity Variable Insurance Products Fund                                         -                -
Investment in shares of Fidelity Variable Insurance Products Fund II                                       -                -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                     -                -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                   -                -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                   -                -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                           -                -
Investments in shares of Janus Aspen Series  (Service Shares)                                              -                -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                      -                -
Investments in shares of Scudder Variable Series II                                                  123,075       29,842,567
Investment in shares of T. Rowe Price International Series, Inc.                                           -                -
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -            1,761
                                                                                             ----------------   --------------
    Total assets                                                                                     123,075       29,844,328

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                        -                -
                                                                                             ----------------   --------------
    Net assets                                                                                $      123,075     $ 29,844,328
                                                                                             ================   ==============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $            -     $ 29,789,390
  Allmerica Immediate Advantage                                                                            -           35,194
  Directed Advisory Solutions                                                                         16,384                -
  Allmerica Value Generation                                                                         104,566                -
  Allmerica Premier Choice                                                                                 -                -
  Allmerica Premier Choice with Optional Rider                                                             -           12,978
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                             2,125            6,766
                                                                                             ----------------   --------------
                                                                                              $      123,075     $ 29,844,328
                                                                                             ================   ==============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                                     -       61,599,108
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.483601

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                                     -           46,763
  Net asset value per unit, December 31, 2001                                                 $            -     $   0.786248

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                17,424                -
  Net asset value per unit, December 31, 2001                                                 $     1.062271     $          -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                98,581                -
  Net asset value per unit, December 31, 2001                                                 $     1.060713     $          -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                                     -            2,000
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.298743

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                                     -           11,999
  Net asset value per unit, December 31, 2001                                                 $            -     $   1.297919


                                                                                              T. ROWE PRICE
                                                                                              INTERNATIONAL
                                                                                                  STOCK
                                                                                             ---------------
ASSETS:
Investments in shares of Allmerica Investment Trust                                           $           -
Investments in shares of AIM Variable Insurance Funds                                                     -
Investments in shares of Alliance Variable Products Series Fund, Inc (Class B)                            -
Investments in shares of Delaware Group Premium Fund  (Service Class)                                     -
Investment in shares of Delaware Group Premium Fund                                                       -
Investments in shares of Deutsche Asset Management VIT Funds                                              -
Investment in shares of Eaton Vance Variable Trust                                                        -
Investments in shares of Fidelity Variable Insurance Products Fund                                        -
Investment in shares of Fidelity Variable Insurance Products Fund II                                      -
Investment in shares of Fidelity Variable Insurance Products Fund II (Service Class 2)                    -
Investments in shares of Fidelity Variable Insurance Products Fund III (Service Class 2)                  -
Investments in shares of Franklin Templeton Variable Insurance Products Trust  (Class 2)                  -
Investments in shares of INVESCO Variable Investment Funds, Inc.                                          -
Investments in shares of Janus Aspen Series  (Service Shares)                                             -
Investments in shares of Pioneer Variable Contracts Trust  (Class II)                                     -
Investments in shares of Scudder Variable Series II                                                       -
Investment in shares of T. Rowe Price International Series, Inc.                                132,052,462
Receivable from Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                      43
                                                                                             ---------------
    Total assets                                                                                132,052,505

LIABILITIES:
Payable to Allmerica Financial Life Insurance and Annuity
  Company (Sponsor)                                                                                       -
                                                                                             ---------------
    Net assets                                                                                $ 132,052,505
                                                                                             ===============

NET ASSET DISTRIBUTION BY CATEGORY:
  Allmerica Advantage and ExecAnnuity Plus                                                    $ 131,679,483
  Allmerica Immediate Advantage                                                                     155,657
  Directed Advisory Solutions                                                                             -
  Allmerica Value Generation                                                                              -
  Allmerica Premier Choice                                                                          186,737
  Allmerica Premier Choice with Optional Rider                                                       26,239
  Value of investment by Allmerica Financial Life
   Insurance and Annuity Company (Sponsor)                                                            4,389
                                                                                             ---------------
                                                                                              $ 132,052,505
                                                                                             ===============

ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Units outstanding, December 31, 2001                                                          115,668,529
  Net asset value per unit, December 31, 2001                                                 $    1.138421

ALLMERICA IMMEDIATE ADVANTAGE:
  Units outstanding, December 31, 2001                                                              236,519
  Net asset value per unit, December 31, 2001                                                 $    0.658115

DIRECTED ADVISORY SOLUTIONS:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA VALUE GENERATION:
  Units outstanding, December 31, 2001                                                                    -
  Net asset value per unit, December 31, 2001                                                 $           -

ALLMERICA PREMIER CHOICE:
  Units outstanding, December 31, 2001                                                              172,134
  Net asset value per unit, December 31, 2001                                                 $    1.097588

ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Units outstanding, December 31, 2001                                                               25,921
  Net asset value per unit, December 31, 2001                                                 $    1.096899

(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2001

                                                                      AIT              AIT           AIT
                                                                     CORE            EQUITY       GOVERNMENT         AIT
                                                                     EQUITY           INDEX          BOND        MONEY MARKET
                                                                 -------------   -------------   -----------     ------------
INVESTMENT INCOME:
  Dividends                                                      $   3,117,724   $   4,021,939   $ 4,429,665      $ 8,769,093
                                                                 -------------   -------------   -----------     ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                    5,450,230       5,164,998     1,090,686        2,683,123
  Administrative expense fees                                          872,037         826,399       174,509          429,300
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                   6,322,267       5,991,397     1,265,195        3,112,423
                                                                 -------------   -------------   -----------     ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       15,029           9,517         1,379            6,265
  Administrative expense fees                                            2,404           1,522           221            1,002
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                      17,433          11,039         1,600            7,267
                                                                 -------------   -------------   -----------     ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                            -               -             -               10
  Administrative expense fees                                                -               -             -                3
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -               13
                                                                 -------------   -------------   -----------     ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                            -               -             -              224
  Administrative expense fees                                                -               -             -               52
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           -               -             -              276
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                            9              14            55            2,557
  Administrative expense fees                                                2               2             9              393
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                          11              16            64            2,950
                                                                 -------------   -------------   -----------     ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                            7              26            68              360
  Administrative expense fees                                                2               9            24              125
                                                                 -------------   -------------   -----------     ------------
    Total expenses                                                           9              35            92              485
                                                                 -------------   -------------   -----------     ------------
           Total expenses                                            6,339,720       6,002,487     1,266,951        3,123,414
                                                                 -------------   -------------   -----------     ------------
    Net investment income (loss)                                    (3,221,996)     (1,980,548)    3,162,714        5,645,679
                                                                 -------------   -------------   -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               110,760,737      22,347,277             -                -
  Net realized gain (loss) from sales of investments               (10,158,530)        875,011       159,893                -
                                                                 -------------   -------------   -----------     ------------
    Net realized gain (loss)                                       100,602,207      23,222,288       159,893                -
  Net unrealized gain (loss)                                      (189,201,917)    (83,766,907)    1,530,031                -
                                                                 -------------   -------------   -----------     ------------
    Net realized and unrealized gain (loss)                        (88,599,710)    (60,544,619)    1,689,924                -
                                                                 -------------   -------------   -----------     ------------
    Net increase (decrease) in net assets from operations        $ (91,821,706)  $ (62,525,167)  $ 4,852,638      $ 5,645,679
                                                                 =============   =============   ===========     ============

                                                                      AIT            AIT          AIT
                                                                    SELECT          SELECT       SELECT         AIT
                                                                  AGGRESSIVE       CAPITAL      EMERGING      SELECT
                                                                    GROWTH       APPRECIATION    MARKETS      GROWTH
                                                                --------------  -------------  ---------  --------------
INVESTMENT INCOME:
  Dividends                                                     $           -   $          -   $       -  $            -
                                                                --------------  -------------  ---------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                   3,444,486      2,283,140      45,136       3,862,932
  Administrative expense fees                                         551,117        365,302       7,221         618,070
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                  3,995,603      2,648,442      52,357       4,481,002
                                                                --------------  -------------  ---------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       3,535          3,620         336           8,134
  Administrative expense fees                                             566            579          54           1,301
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                      4,101          4,199         390           9,435
                                                                --------------  -------------  ---------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                           -              -           -               -
  Administrative expense fees                                               -              -           -               -
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          -              -           -               -
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                           8              9           7              19
  Administrative expense fees                                               1              1           2               3
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                          9             10           9              22
                                                                --------------  -------------  ---------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7             25           7              37
  Administrative expense fees                                               3              8           3              13
                                                                --------------  -------------  ---------  --------------
    Total expenses                                                         10             33          10              50
                                                                --------------  -------------  ---------  --------------
           Total expenses                                           3,999,723      2,652,684      52,766       4,490,509
                                                                --------------  -------------  ---------  --------------
    Net investment income (loss)                                   (3,999,723)    (2,652,684)    (52,766)     (4,490,509)
                                                                --------------  -------------  ---------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor               63,338,411     13,758,984           -      15,927,463
  Net realized gain (loss) from sales of investments              (16,743,833)     3,778,260    (150,606)     (3,157,300)
                                                                --------------  -------------  ---------  --------------
    Net realized gain (loss)                                       46,594,578     17,537,244    (150,606)     12,770,163
  Net unrealized gain (loss)                                     (120,838,110)   (20,509,288)    263,092    (108,813,970)
                                                                --------------  -------------  ---------  --------------
    Net realized and unrealized gain (loss)                       (74,243,532)    (2,972,044)    112,486     (96,043,807)
                                                                --------------  -------------  ---------  --------------
    Net increase (decrease) in net assets from operations       $ (78,243,255)  $ (5,624,728)  $  59,720  $ (100,534,316)
                                                                ==============  =============  =========  ==============

                                                                   AIT           AIT              AIT         AIT
                                                                 SELECT        SELECT           SELECT      SELECT
                                                                 GROWTH     INTERNATIONAL     INVESTMENT   STRATEGIC
                                                               AND INCOME      EQUITY        GRADE INCOME   GROWTH
                                                              ------------  -------------    ------------  ----------
INVESTMENT INCOME:
  Dividends                                                   $  1,434,057  $   3,637,798    $ 10,718,249  $        -
                                                              ------------  -------------    ------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                3,362,521      2,865,175       2,275,158      28,947
  Administrative expense fees                                      538,003        458,428         364,025       4,631
                                                              ------------  -------------    ------------  ----------
    Total expenses                                               3,900,524      3,323,603       2,639,183      33,578
                                                              ------------  -------------    ------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                    6,637          3,707           4,236         616
  Administrative expense fees                                        1,061            593             677          98
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                   7,698          4,300           4,913         714
                                                              ------------  -------------    ------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        -              -               -           -
  Administrative expense fees                                            -              -               -           -
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                       -              -               -           -
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        9             40              42           8
  Administrative expense fees                                            1              6               7           2
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             46              49          10
                                                              ------------  -------------    ------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        7             45             109          16
  Administrative expense fees                                            3             16              38           5
                                                              ------------  -------------    ------------  ----------
    Total expenses                                                      10             61             147          21
                                                              ------------  -------------    ------------  ----------
           Total expenses                                        3,908,242      3,328,010       2,644,292      34,323
                                                              ------------  -------------    ------------  ----------
    Net investment income (loss)                                (2,474,185)       309,788       8,073,957     (34,323)
                                                              ------------  -------------    ------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -     42,330,242               -           -
  Net realized gain (loss) from sales of investments            (7,873,620)    (1,430,041)        110,865    (388,244)
                                                              ------------  -------------    ------------  ----------
    Net realized gain (loss)                                    (7,873,620)    40,900,201         110,865    (388,244)
  Net unrealized gain (loss)                                   (29,870,167)  (103,275,581)      2,754,900    (250,912)
                                                              ------------  -------------    ------------  ----------
    Net realized and unrealized gain (loss)                    (37,743,787)   (62,375,380)      2,865,765    (639,156)
                                                              ------------  -------------    ------------  ----------
    Net increase (decrease) in net assets from operations     $(40,217,972) $ (62,065,592)   $ 10,939,722  $ (673,479)
                                                              ============  =============    ============  ==========

                                                                  AIT           AIT
                                                                SELECT         SELECT        AIM V.I.
                                                               STRATEGIC       VALUE        AGGRESSIVE     AIM V.I.         AIM
                                                                INCOME**    OPPORTUNITY       GROWTH      BLUE CHIP**   V.I. VALUE
                                                              ----------- --------------  ------------   ------------  -----------
INVESTMENT INCOME:
  Dividends                                                   $   225,400   $  1,154,659  $          -   $        315  $    54,429
                                                              ----------- --------------  ------------   ------------  -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                  64,717      2,424,625       497,037          8,937      487,284
  Administrative expense fees                                      10,355        387,940        79,526          1,430       77,966
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                 75,072      2,812,565       576,563         10,367      565,250
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      75          4,968           272             28          307
  Administrative expense fees                                          12            795            43              4           49
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     87          5,763           315             32          356
                                                              ----------- --------------  ------------   ------------  -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -              -             -              8            -
  Administrative expense fees                                           -              -             -              2            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             10            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -              -             -             10            -
  Administrative expense fees                                           -              -             -              3            -
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                      -              -             -             13            -
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE :
  Mortality and expense risk fees                                      41              8            10              7            7
  Administrative expense fees                                           6              1             2              1            1
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     47              9            12              8            8
                                                              ----------- --------------  ------------   ------------  -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                      48             24            17              7            7
  Administrative expense fees                                          17              9             6              3            3
                                                              ----------- --------------  ------------   ------------  -----------
    Total expenses                                                     65             33            23             10           10
                                                              ----------- --------------  ------------   ------------  -----------
           Total expenses                                          75,271      2,818,370       576,913         10,440      565,624
                                                              ----------- --------------  ------------   ------------  -----------
    Net investment income (loss)                                  150,129     (1,663,711)     (576,913)       (10,125)    (511,195)
                                                              ----------- --------------  ------------   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor              271,659     19,502,503             -              -      826,221
  Net realized gain (loss) from sales of investments                6,047      7,945,465      (404,226)        (7,159)  (1,068,477)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized gain (loss)                                      277,706     27,447,968      (404,226)        (7,159)    (242,256)
  Net unrealized gain (loss)                                     (389,862)    (5,391,331)  (10,592,916)        (1,934)  (5,505,348)
                                                              ----------- --------------  ------------   ------------  -----------
    Net realized and unrealized gain (loss)                      (112,156)    22,056,637   (10,997,142)        (9,093)  (5,747,604)
                                                              ----------- --------------  ------------   ------------  -----------
    Net increase (decrease) in net assets from operations     $    37,973   $ 20,392,926  $(11,574,055)  $    (19,218) $(6,258,799)
                                                              =========== ==============  ============   ============  ===========

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                             ALLIANCE      ALLIANCE          DGPF
                                                                ALLIANCE      GROWTH        PREMIER         GROWTH
                                                                 GROWTH     AND INCOME      GROWTH      OPPORTUNITIES
                                                                CLASS B*      CLASS B      CLASS B**    SERVICE CLASS
                                                              -----------  ------------  ------------   -------------
INVESTMENT INCOME:
  Dividends                                                   $         6  $    364,777  $          -   $           -
                                                              -----------  ------------  ------------   -------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS :
  Mortality and expense risk fees                                       -       897,756       613,232       1,096,059
  Administrative expense fees                                           -       143,641        98,117         175,370
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -     1,041,397       711,349       1,271,429
                                                              -----------  ------------  ------------   -------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -           824           525           1,157
  Administrative expense fees                                           -           131            84             185
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -           955           609           1,342
                                                              -----------  ------------  ------------   -------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       8             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     10             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      10             -             -               -
  Administrative expense fees                                           2             -             -               -
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                     12             -             -               -
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -            49            13               8
  Administrative expense fees                                           -             7             3               1
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            56            16               9
                                                              -----------  ------------  ------------   -------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -            72            33               7
  Administrative expense fees                                           -            25            12               2
                                                              -----------  ------------  ------------   -------------
    Total expenses                                                      -            97            45               9
                                                              -----------  ------------  ------------   -------------
           Total expenses                                              22     1,042,505       712,019         260,312
                                                              -----------  ------------  ------------   -------------
    Net investment income (loss)                                      (16)     (677,728)     (712,019)       (260,312)
                                                              -----------  ------------  ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                  476     2,825,620     2,664,117       4,498,485
  Net realized gain (loss) from sales of investments                   (8)      (42,444)     (479,551)     (2,364,736)
                                                              -----------  ------------  ------------   -------------
    Net realized gain (loss)                                          468     2,783,176     2,184,566       2,133,749
  Net unrealized gain (loss)                                       (1,525)   (4,023,814)  (11,133,863)     (5,527,303)
                                                              -----------  ------------  ------------   -------------
    Net realized and unrealized gain (loss)                        (1,057)   (1,240,638)   (8,949,297)     (3,393,554)
                                                              -----------  ------------  ------------   -------------
    Net increase (decrease) in net assets from operations     $    (1,073) $ (1,918,366) $ (9,661,316)  $  (3,653,866)
                                                              ===========  ============  ============   =============

                                                                  DGPF             DGPF         DEUTSCHE     DEUTSCHE
                                                             INTERNATIONAL    SELECT GROWTH     VIT EAFE    VIT EQUITY
                                                                EQUITY       SERVICE CLASS*  EQUITY INDEX*  500 INDEX*
                                                             -------------   --------------  -------------  ----------
INVESTMENT INCOME:
  Dividends                                                  $  2,396,162    $            -  $           -  $      983
                                                             -------------   --------------  -------------  ----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 224,360                 -              -           -
  Administrative expense fees                                      35,897                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                260,257                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                      29                 -              -           -
  Administrative expense fees                                           4                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     33                 -              -           -
                                                             -------------   --------------  -------------  ----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                       -                15             15           9
  Administrative expense fees                                           -                 4              4           2
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                19             19          11
                                                             -------------   --------------  -------------  ----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                       -                10            299         617
  Administrative expense fees                                           -                 2             69         142
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                      -                12            368         759
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                      10                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     12                 -              -           -
                                                             -------------   --------------  -------------  ----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       8                 -              -           -
  Administrative expense fees                                           2                 -              -           -
                                                             -------------   --------------  -------------  ----------
    Total expenses                                                     10                 -              -           -
                                                             -------------   --------------  -------------  ----------
           Total expenses                                       1,272,789                31            387         770
                                                             -------------   --------------  -------------  ----------
    Net investment income (loss)                                1,123,373               (31)          (387)        213
                                                             -------------   --------------  -------------  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor            7,182,976                 -              -         102
  Net realized gain (loss) from sales of investments            2,470,212                 -            (36)        121
                                                             -------------   --------------  -------------  ----------
    Net realized gain (loss)                                    9,653,188                 -            (36)        223
  Net unrealized gain (loss)                                  (24,840,764)             (197)        (8,985)     (5,568)
                                                             -------------   --------------  -------------  ----------
    Net realized and unrealized gain (loss)                   (15,187,576)             (197)        (9,021)     (5,345)
                                                             -------------   --------------  -------------  ----------
    Net increase (decrease) in net assets from operations    $(14,064,203)      $      (228) $      (9,408) $   (5,132)
                                                             =============   ==============  =============  ==========
                                                                DEUTSCHE    EATON VANCE VT
                                                               VIT SMALL       FLOATING        FIDELITY VIP   FIDELITY VIP
                                                               CAP INDEX*    RATE-INCOME**    EQUITY-INCOME      GROWTH
                                                             ------------   --------------    -------------  --------------
INVESTMENT INCOME:
  Dividends                                                  $        318   $       26,382    $   9,148,409  $      479,009
                                                             ------------   --------------    -------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                       -           24,040        6,560,994       7,157,345
  Administrative expense fees                                           -            3,847        1,049,759       1,145,175
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -           27,887        7,610,753       8,302,520
                                                             ------------   --------------    -------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                       -              312            8,305          11,660
  Administrative expense fees                                           -               50            1,329           1,866
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -              362            9,634          13,526
                                                             ------------   --------------    -------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                      16                -                -               -
  Administrative expense fees                                           4                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                     20                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                     223                -                -               -
  Administrative expense fees                                          52                -                -               -
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                    275                -                -               -
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                       -                6               34              12
  Administrative expense fees                                           -                1                6               2
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -                7               40              14
                                                             ------------   --------------    -------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                       -               51               79              30
  Administrative expense fees                                           -               17               28              11
                                                             ------------   --------------    -------------  --------------
    Total expenses                                                      -               68              107              41
                                                             ------------   --------------    -------------  --------------
           Total expenses                                             295           28,324        7,620,534       8,316,101
                                                             ------------   --------------    -------------  --------------
    Net investment income (loss)                                       23           (1,942)       1,527,875      (7,837,092)
                                                             ------------   --------------    -------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                2,566                -       25,702,672      45,026,846
  Net realized gain (loss) from sales of investments                   29                -        6,127,370       2,979,903
                                                             ------------   --------------    -------------  --------------
    Net realized gain (loss)                                        2,595                -       31,830,042      48,006,749
  Net unrealized gain (loss)                                          875                -      (69,029,237)   (170,548,125)
                                                             ------------   --------------    -------------  --------------
    Net realized and unrealized gain (loss)                         3,470                -      (37,199,195)   (122,541,376)
                                                             ------------   --------------    -------------  --------------
    Net increase (decrease) in net assets from operations    $      3,493   $       (1,942)   $ (35,671,320) $ (130,378,468)
                                                             ============   ==============    =============  ==============
                                                              FIDELITY VIP    FIDELITY VIP  FIDELITY VIP II
                                                               HIGH INCOME      OVERSEAS     ASSET MANAGER
                                                              -------------  -------------  ----------------
INVESTMENT INCOME:
  Dividends                                                   $  18,555,866  $   6,837,080  $      4,856,799
                                                              -------------  -------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                 1,678,696      1,508,209         1,294,378
  Administrative expense fees                                       268,591        241,313           207,100
                                                              -------------  -------------  ----------------
    Total expenses                                                1,947,287      1,749,522         1,501,478
                                                              -------------  -------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                     2,149          2,199             2,753
  Administrative expense fees                                           344            352               440
                                                              -------------  -------------  ----------------
    Total expenses                                                    2,493          2,551             3,193
                                                              -------------  -------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -              -                 -
  Administrative expense fees                                             -              -                 -
                                                              -------------  -------------  ----------------
    Total expenses                                                        -              -                 -
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        15              7                 7
  Administrative expense fees                                             3              1                 1
                                                              -------------  -------------  ----------------
    Total expenses                                                       18              8                 8
                                                              -------------  -------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7              7                18
  Administrative expense fees                                             2              3                 6
                                                              -------------  -------------  ----------------
    Total expenses                                                        9             10                24
                                                              -------------  -------------  ----------------
           Total expenses                                         1,949,807      1,752,091         1,504,703
                                                              -------------  -------------  ----------------
    Net investment income (loss)                                 16,606,059      5,084,989         3,352,096
                                                              -------------  -------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -     10,806,997         1,821,300
  Net realized gain (loss) from sales of investments            (16,695,413)    (4,964,020)       (2,958,130)
                                                              -------------  -------------  ----------------
    Net realized gain (loss)                                    (16,695,413)     5,842,977        (1,136,830)
  Net unrealized gain (loss)                                    (17,199,734)   (42,742,842)       (9,049,827)
                                                              -------------  -------------  ----------------
    Net realized and unrealized gain (loss)                     (33,895,147)   (36,899,865)      (10,186,657)
                                                              -------------  -------------  ----------------
    Net increase (decrease) in net assets from operations     $ (17,289,088) $ (31,814,876) $     (6,834,561)
                                                              =============  =============  ================

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 FIDELITY VIP III
                                                            FIDELITY VIP II    FIDELITY VIP III       GROWTH       FIDELITY VIP III
                                                              CONTRAFUND        GROWTH & INCOME    OPPORTUNITIES        MIDCAP
                                                           SERVICE CLASS 2**   SERVICE CLASS 2*   SERVICE CLASS 2  SERVICE CLASS 2*
                                                          -------------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends                                               $                29  $             50  $         16,121  $              -
                                                          -------------------  ----------------  ----------------  ----------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                      17,452                 -            69,773                 -
  Administrative expense fees                                           2,792                 -            11,164                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                     20,244                 -            80,937                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          59                 -                16                 -
  Administrative expense fees                                               9                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         68                 -                18                 -
                                                          -------------------  ----------------  ----------------  ----------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                           9                18                 -                 9
  Administrative expense fees                                               3                 6                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         12                24                 -                12
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          12                12                 -                13
  Administrative expense fees                                               2                 2                 -                 3
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                         14                14                 -                16
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           7                 -                 9                 -
  Administrative expense fees                                               1                 -                 2                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          8                 -                11                 -
                                                          -------------------  ----------------  ----------------  ----------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           7                 -                 7                 -
  Administrative expense fees                                               2                 -                 3                 -
                                                          -------------------  ----------------  ----------------  ----------------
    Total expenses                                                          9                 -                10                 -
                                                          -------------------  ----------------  ----------------  ----------------
           Total expenses                                              20,355                38            80,976                28
                                                          -------------------  ----------------  ----------------  ----------------
    Net investment income (loss)                                      (20,326)               12           (64,855)              (28)
                                                          -------------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      107               163                 -                 -
  Net realized gain (loss) from sales of investments                   (1,965)               (2)         (211,528)                -
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized gain (loss)                                           (1,858)              161          (211,528)                -
  Net unrealized gain (loss)                                          124,699                63          (588,289)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net realized and unrealized gain (loss)                           122,841               224          (799,817)              215
                                                          -------------------  ----------------   ----------------  ----------------
    Net increase (decrease) in net assets from operations $           102,515  $            236  $       (864,672) $            187
                                                          ===================  ================   ================  ================
                                                                    FDP
                                                                 FIRST TRUST        FDP          FDSF FIRST       FDSF FIRST
                                                                10 UNCOMMON        NASDAQ      TRUST FINANCIAL    TRUST LIFE
                                                                  VALUES***      TARGET 15***     SERVICES***     SCIENCES***
                                                              --------------    -------------  ---------------    -----------
INVESTMENT INCOME:
  Dividends                                                   $            -    $           -  $             -    $         -
                                                              --------------    -------------  ---------------    -----------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          6                7                8              7
  Administrative expense fees                                              2                2                2              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         8                9               10             10
                                                              --------------    -------------  ---------------    -----------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                        357              408               10             10
  Administrative expense fees                                             83               94                3              3
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                       440              502               13             13
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -                -                -              -
  Administrative expense fees                                              -                -                -              -
                                                              --------------    -------------  ---------------    -----------
    Total expenses                                                         -                -                -              -
                                                              --------------    -------------  ---------------    -----------
           Total expenses                                                448              511               23             23
                                                              --------------    -------------  ---------------    -----------
    Net investment income (loss)                                        (448)            (511)             (23)           (23)
                                                              --------------    -------------  ---------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -                -                -              -
  Net realized gain (loss) from sales of investments                 (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net realized gain (loss)                                         (39,424)         (27,425)            (506)          (204)
  Net unrealized gain (loss)                                               -              -                  -              -
                                                              --------------    -------------  ---------------    -----------
    Net realized and unrealized gain (loss)                          (39,424)         (27,425)            (506)          (204)
                                                              --------------    -------------  ---------------    -----------
    Net increase (decrease) in net assets from operations     $      (39,872)   $     (27,936) $          (529)   $      (227)
                                                              ==============    =============  ===============    ===========

                                                                                   FT VIP
                                                                                  FRANKLIN
                                                                                   NATURAL       FT VIP          FT VIP
                                                                 FDSF FIRST       RESOURCES     FRANKLIN     MUTUAL SHARES
                                                                   TRUST         SECURITIES     SMALL CAP      SECURITIES
                                                               TECHNOLOGY***       CLASS 2       CLASS 2        CLASS 2*
                                                              --------------    ------------  ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $     43,459  $    144,493  $           76
                                                              --------------    ------------  ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -          60,194       475,184               -
  Administrative expense fees                                              -           9,631        76,029               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -          69,825       551,213               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              14           448               -
  Administrative expense fees                                              -               2            71               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              16           519               -
                                                              --------------    ------------  ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          5               -             -              10
  Administrative expense fees                                              1               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         6               -             -              13
                                                              --------------    ------------  ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                          6               -             -              13
  Administrative expense fees                                              2               -             -               3
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         8               -             -              16
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -               7             9               -
  Administrative expense fees                                              -               1             1               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -               8            10               -
                                                              --------------    ------------  ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -               7            19               -
  Administrative expense fees                                              -               3             7               -
                                                              --------------    ------------  ------------  --------------
    Total expenses                                                         -              10            26               -
                                                              --------------    ------------  ------------  --------------
           Total expenses                                                 14          69,859       551,768              29
                                                              --------------    ------------  ------------  --------------
    Net investment income (loss)                                         (14)        (26,400)     (407,275)             47
                                                              --------------    ------------  ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -               -             -             258
  Net realized gain (loss) from sales of investments                  (2,106)       (187,793)   (1,238,931)              -
                                                              --------------    ------------  ------------  --------------
    Net realized gain (loss)                                          (2,106)       (187,793)   (1,238,931)            258
  Net unrealized gain (loss)                                               -        (959,002)   (5,001,835)           (141)
                                                              --------------    ------------  ------------  --------------
    Net realized and unrealized gain (loss)                           (2,106)     (1,146,795)   (6,240,766)            117
                                                              --------------    ------------  ------------  --------------
    Net increase (decrease) in net assets from operations     $       (2,120)   $ (1,173,195) $ (6,648,041) $          164
                                                              ==============    ============  ============  ==============

                                                                  FT VIP
                                                                 TEMPLETON
                                                                DEVELOPING
                                                                  MARKETS
                                                                SECURITIES
                                                                 CLASS 2*
                                                              --------------
INVESTMENT INCOME:
  Dividends                                                   $           30
                                                              --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          9
  Administrative expense fees                                              2
                                                              --------------
    Total expenses                                                        11
                                                              --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         11
  Administrative expense fees                                              3
                                                              --------------
    Total expenses                                                        14
                                                              --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -
  Administrative expense fees                                              -
                                                              --------------
    Total expenses                                                         -
                                                              --------------
           Total expenses                                                 25
                                                              --------------
    Net investment income (loss)                                           5
                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -
  Net realized gain (loss) from sales of investments                      (4)
                                                              --------------
    Net realized gain (loss)                                              (4)
  Net unrealized gain (loss)                                            (549)
                                                              --------------
    Net realized and unrealized gain (loss)                             (553)
                                                              --------------
    Net increase (decrease) in net assets from operations     $         (548)
                                                              ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

For the Year Ended December 31, 2001

                                                                                                 INVESCO        JANUS ASPEN
                                                                                  INVESCO          VIF           AGGRESSIVE
                                                                  INVESCO        VIF EQUITY       HEALTH           GROWTH
                                                               VIF DYNAMICS*      INCOME*        SCIENCES     SERVICE SHARES*
                                                              --------------    -----------    -----------    ---------------
INVESTMENT INCOME:
  Dividends                                                   $            -    $       177    $    96,726    $             -
                                                              --------------    -----------    -----------    ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                          -              -        324,148                  -
  Administrative expense fees                                              -              -         51,864                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -        376,012                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                          -              -            448                  -
  Administrative expense fees                                              -              -             72                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -            520                  -
                                                              --------------    -----------    -----------    ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         14             18              -                  6
  Administrative expense fees                                              4              6              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        18             24              -                  8
                                                              --------------    -----------    -----------    ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         10             12              -                  9
  Administrative expense fees                                              2              2              -                  2
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                        12             14              -                 11
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                          -              -              7                  -
  Administrative expense fees                                              -              -              1                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -              8                  -
                                                              --------------    -----------    -----------    ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                          -              -             21                  -
  Administrative expense fees                                              -              -              7                  -
                                                              --------------    -----------    -----------    ---------------
    Total expenses                                                         -              -             28                  -
                                                              --------------    -----------    -----------    ---------------
           Total expenses                                                 30             38        376,568                 19
                                                              --------------    -----------    -----------    ---------------
    Net investment income (loss)                                         (30)           139       (279,842)               (19)
                                                              --------------    -----------    -----------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                       -             54              -                  -
  Net realized gain (loss) from sales of investments                       3              -       (261,616)                (9)
                                                              --------------    -----------    -----------    ---------------
    Net realized gain (loss)                                               3             54       (261,616)                (9)
  Net unrealized gain (loss)                                            (222)            98     (2,201,294)            (1,651)
                                                              --------------    -----------    -----------    ---------------
    Net realized and unrealized gain (loss)                             (219)           152     (2,462,910)            (1,660)
                                                              --------------    -----------    -----------    ---------------
    Net increase (decrease) in net assets from operations     $         (249)   $       291    $(2,742,752)   $        (1,679)
                                                              ==============    ===========    ===========    ===============

                                                             JANUS ASPEN                         JANUS ASPEN       JANUS ASPEN
                                                               CAPITAL          JANUS ASPEN       GROWTH AND      INTERNATIONAL
                                                             APPRECIATION         GROWTH            INCOME            GROWTH
                                                           SERVICE SHARES*    SERVICE SHARES    SERVICE SHARES   SERVICE SHARES*
                                                           ---------------    --------------    --------------   ---------------
INVESTMENT INCOME:
  Dividends                                                $           356    $            -    $      436,042   $            22
                                                           ---------------    --------------    --------------   ---------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                        -           716,919           613,005                 -
  Administrative expense fees                                            -           114,707            98,081                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -           831,626           711,086                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        -               436               132                 -
  Administrative expense fees                                            -                70                21                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -               506               153                 -
                                                           ---------------    --------------    --------------   ---------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                        8                 -                 -                 8
  Administrative expense fees                                            3                 -                 -                 2
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                      11                 -                 -                10
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                      205                 -                 -                10
  Administrative expense fees                                           47                 -                 -                 3
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                     252                 -                 -                13
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                        -                18                13                 -
  Administrative expense fees                                            -                 2                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                20                15                 -
                                                           ---------------    --------------    --------------   ---------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                        -                64                 7                 -
  Administrative expense fees                                            -                22                 2                 -
                                                           ---------------    --------------    --------------   ---------------
    Total expenses                                                       -                86                 9                 -
                                                           ---------------    --------------    --------------   ---------------
           Total expenses                                              263           832,238           711,263                23
                                                           ---------------    --------------    --------------   ---------------
    Net investment income (loss)                                        93          (832,238)         (275,221)               (1)
                                                           ---------------    --------------    --------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                     -           113,824                 -                 -
  Net realized gain (loss) from sales of investments                   (25)         (188,030)         (660,298)               (6)
                                                           ---------------    --------------    --------------   ---------------
    Net realized gain (loss)                                           (25)          (74,206)         (660,298)               (6)
  Net unrealized gain (loss)                                        (5,377)      (15,656,961)       (7,076,177)             (973)
                                                           ---------------    --------------    --------------   ---------------
    Net realized and unrealized gain (loss)                         (5,402)      (15,731,167)       (7,736,475)             (979)
                                                           ---------------    --------------    --------------   ---------------
    Net increase (decrease) in net assets from operations  $        (5,309)   $  (16,563,405)   $   (8,011,696)  $          (980)
                                                           ===============    ==============    ==============   ===============

                                                                 PIONEER                        PIONEER           SVS
                                                                 EMERGING        PIONEER      REAL ESTATE       DREMAN
                                                                 MARKETS        FUND VCT         GROWTH        FINANCIAL
                                                               VCT CLASS II     CLASS II*     VCT CLASS II   SERVICES (a)
                                                               ------------     ---------     ------------   ------------
INVESTMENT INCOME:
  Dividends                                                    $          -     $      36     $    221,515   $    162,701
                                                               ------------     ---------     ------------   ------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                    74,637             -           52,079        176,217
  Administrative expense fees                                        11,941             -            8,332         28,195
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                   86,578             -           60,411        204,412
                                                               ------------     ---------     ------------   ------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                        16             -              105             17
  Administrative expense fees                                             3             -               16              3
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       19             -              121             20
                                                               ------------     ---------     ------------   ------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                         -            15                -              -
  Administrative expense fees                                             -             5                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            20                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         -            12                -              -
  Administrative expense fees                                             -             2                -              -
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                        -            14                -              -
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                         8             -                9              7
  Administrative expense fees                                             2             -                1              1
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -               10              8
                                                               ------------     ---------     ------------   ------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                         7             -                7             18
  Administrative expense fees                                             3             -                2              6
                                                               ------------     ---------     ------------   ------------
    Total expenses                                                       10             -                9             24
                                                               ------------     ---------     ------------   ------------
           Total expenses                                            86,617            34           60,551        204,464
                                                               ------------     ---------     ------------   ------------
    Net investment income (loss)                                    (86,617)            2          160,964        (41,763)
                                                               ------------     ---------     ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                      -           179                -         62,577
  Net realized gain (loss) from sales of investments               (399,844)           (3)          24,647        (47,272)
                                                               ------------     ---------     ------------   ------------
    Net realized gain (loss)                                       (399,844)          176           24,647         15,305
  Net unrealized gain (loss)                                       (135,617)         (221)         177,974       (794,557)
                                                               ------------     ---------     ------------   ------------
    Net realized and unrealized gain (loss)                        (535,461)          (45)         202,621       (779,252)
                                                               ------------     ---------     ------------   ------------
    Net increase (decrease) in net assets from operations      $   (622,078)    $     (43)    $    363,585   $   (821,015)
                                                               ============     =========     ============   ============

                                                                  SCUDDER         SCUDDER      T. ROWE PRICE
                                                                GOVERNMENT       TECHNOLOGY    INTERNATIONAL
                                                              SECURITIES (a)*    GROWTH (a)        STOCK
                                                              ---------------   ------------  --------------
INVESTMENT INCOME:
  Dividends                                                   $         4,260   $     60,073  $    2,778,004
                                                              ---------------   ------------  --------------
EXPENSES:
ALLMERICA ADVANTAGE AND EXECANNUITY PLUS:
  Mortality and expense risk fees                                           -        397,371       1,560,448
  Administrative expense fees                                               -         63,579         249,672
                                                              ---------------   ------------  --------------
    Total expenses                                                          -        460,950       1,810,120
                                                              ---------------   ------------  --------------
ALLMERICA IMMEDIATE ADVANTAGE:
  Mortality and expense risk fees                                           -            190           1,234
  Administrative expense fees                                               -             31             198
                                                              ---------------   ------------  --------------
    Total expenses                                                          -            221           1,432
                                                              ---------------   ------------  --------------
DIRECTED ADVISORY SOLUTIONS:
  Mortality and expense risk fees                                          22              -               -
  Administrative expense fees                                               7              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                         29              -               -
                                                              ---------------   ------------  --------------
ALLMERICA VALUE GENERATION:
  Mortality and expense risk fees                                         542              -               -
  Administrative expense fees                                             125              -               -
                                                              ---------------   ------------  --------------
    Total expenses                                                        667              -               -
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE:
  Mortality and expense risk fees                                           -              8              33
  Administrative expense fees                                               -              1               5
                                                              ---------------   ------------  --------------
    Total expenses                                                          -              9              38
                                                              ---------------   ------------  --------------
ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER:
  Mortality and expense risk fees                                           -             22              53
  Administrative expense fees                                               -              8              18
                                                              ---------------   ------------  --------------
    Total expenses                                                          -             30              71
                                                              ---------------   ------------  --------------
           Total expenses                                                 696        461,210       1,811,661
                                                              ---------------   ------------  --------------
    Net investment income (loss)                                        3,564       (401,137)        966,343
                                                              ---------------   ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain distributions from portfolio sponsor                        -              -               -
  Net realized gain (loss) from sales of investments                      (74)    (2,777,093)       (367,463)
                                                              ---------------   ------------  --------------
    Net realized gain (loss)                                              (74)    (2,777,093)       (367,463)
  Net unrealized gain (loss)                                            1,142     (9,993,460)    (33,540,754)
                                                              ---------------   ------------  --------------
    Net realized and unrealized gain (loss)                             1,068    (12,770,553)    (33,908,217)
                                                              ---------------   ------------  --------------
    Net increase (decrease) in net assets from operations     $         4,632   $(13,171,690) $  (32,941,874)
                                                              ===============   ============  ==============

* For the period 1/12/01 to 12/31/01.
** For the period 5/1/01 to 12/31/01.
*** For the period 1/12/01 to 11/14/01.  See Note 1.
(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      AIT                               AIT
                                                                  CORE EQUITY                       EQUITY INDEX
                                                            YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                                            -----------------------           -----------------------
                                                             2001              2000            2001             2000
                                                             ----              ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,221,996)   $  (5,508,144)   $  (1,980,548)   $  (2,929,532)
    Net realized gain (loss)                             100,602,207       67,396,130       23,222,288       64,465,906
    Net unrealized gain (loss)                          (189,201,917)    (125,720,046)     (83,766,907)    (115,934,017)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (91,821,706)     (63,832,060)     (62,525,167)     (54,397,643)
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 11,077,382       24,360,885       14,169,696       27,545,703
    Withdrawals                                          (32,559,385)     (50,384,435)     (28,368,479)     (41,402,313)
    Contract benefits                                     (3,635,559)      (4,748,552)      (4,495,278)      (4,238,388)
    Contract charges                                        (173,014)        (165,021)        (161,884)        (140,079)
    Transfers between sub-accounts (including
      fixed account), net                                (25,576,219)      21,534,830       (8,295,654)      27,130,239
    Other transfers from (to) the General Account         (3,190,019)       7,377,082         (380,649)       7,640,472
    Net increase (decrease) in investment by Sponsor           4,000             (103)           4,000             (105)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (54,052,814)      (2,025,314)     (27,528,248)      16,535,529
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (145,874,520)     (65,857,374)     (90,053,415)     (37,862,114)

NET ASSETS:
  Beginning of year                                      521,936,149      587,793,523      472,182,802      510,044,916
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 376,061,629    $ 521,936,149    $ 382,129,387    $ 472,182,802
                                                       =============    =============    =============    =============


                                                                     AIT                               AIT
                                                               GOVERNMENT BOND                    MONEY MARKET
                                                           YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                           -----------------------          -----------------------
                                                          2001                2000            2001            2000
                                                          ----                ----            ----            ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $   3,162,714    $   2,712,079    $   5,645,679    $   8,886,667
    Net realized gain (loss)                                 159,893         (856,236)               -                -
    Net unrealized gain (loss)                             1,530,031        3,369,653               (0)               -
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                               4,852,638        5,225,496        5,645,679        8,886,667
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  6,093,974        4,241,214      325,012,545      403,496,864
    Withdrawals                                           (9,588,097)      (8,138,699)     (38,589,493)     (39,982,149)
    Contract benefits                                       (726,361)        (458,307)      (2,206,680)      (4,392,862)
    Contract charges                                         (19,553)         (13,686)         (47,727)         (34,218)
    Transfers between sub-accounts (including
      fixed account), net                                 31,868,969       (8,059,437)    (252,840,798)    (564,187,626)
    Other transfers from (to) the General Account            333,951       (1,156,683)      17,214,472      115,975,100
    Net increase (decrease) in investment by Sponsor           4,000             (158)           8,000              (51)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                27,966,883      (13,585,756)      48,550,319      (89,124,942)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 32,819,521       (8,360,260)      54,195,998      (80,238,275)
NET ASSETS:
  Beginning of year                                       66,658,055       75,018,315      188,816,943      269,055,218
                                                       -------------    -------------    -------------    -------------
  End of year                                          $  99,477,576    $  66,658,055    $ 243,012,941    $ 188,816,943
                                                       =============    =============    =============    =============

                                                                   AIT                              AIT
                                                                  SELECT                          SELECT
                                                            AGGRESSIVE GROWTH               CAPITAL APPRECIATION
                                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                         -----------------------           -----------------------
                                                           2001            2000              2001              2000
                                                           ----            ----              ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $  (3,999,723)   $  (6,396,284)   $  (2,652,684)   $  (3,029,374)
    Net realized gain (loss)                              46,594,578       89,665,300       17,537,244       12,749,930
    Net unrealized gain (loss)                          (120,838,110)    (203,798,583)     (20,509,288)         946,640
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                             (78,243,255)    (120,529,567)      (5,624,728)      10,667,196
                                                       -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  8,838,199       23,903,001        5,269,482       10,026,252
    Withdrawals                                          (20,210,875)     (39,342,356)     (11,846,238)     (17,282,819)
    Contract benefits                                       (943,739)      (1,436,659)        (918,565)        (808,737)
    Contract charges                                        (135,818)        (142,349)         (72,158)         (58,007)
    Transfers between sub-accounts (including
      fixed account), net                                (23,649,981)      63,451,334       (4,082,046)       9,225,345
    Other transfers from (to) the General Account         (2,177,844)       3,400,946          (78,688)        (391,501)
    Net increase (decrease) in investment by Sponsor           4,000               97            4,000             (145)
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                               (38,276,058)      49,834,014      (11,724,213)         710,388
                                                       -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets               (116,519,313)     (70,695,553)     (17,348,941)      11,377,584

NET ASSETS:
  Beginning of year                                      352,767,049      423,462,602      199,289,172      187,911,588
                                                       -------------    -------------    -------------    -------------
  End of year                                          $ 236,247,736    $ 352,767,049    $ 181,940,231    $ 199,289,172
                                                       =============    =============    =============    =============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                          AIT                             AIT
                                                                        SELECT                       SELECT GROWTH
                                                                   EMERGING MARKETS             YEAR ENDED DECEMBER 31,
                                                            YEAR ENDED       PERIOD FROM        -----------------------
                                                             12/31/01    8/1/00* TO 12/31/00     2001              2000
                                                             --------    -------------------     ----              ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $     (52,766)   $      (5,460)   $  (4,490,509)   $  (6,894,527)
    Net realized gain (loss)                                   (150,606)          24,096       12,770,163       64,368,939
    Net unrealized gain (loss)                                  263,092         (311,189)    (108,813,970)    (150,914,065)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                                     59,720         (292,553)    (100,534,316)     (93,439,653)
                                                          -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       361,053           63,362        9,152,694       23,940,909
    Withdrawals                                                (272,092)          (5,495)     (22,384,866)     (36,411,098)
    Contract benefits                                           (32,197)            (586)      (1,686,728)      (2,246,820)
    Contract charges                                               (924)             (55)        (129,356)        (129,027)
    Transfers between sub-accounts (including
      fixed account), net                                     5,445,516        1,458,669      (13,428,135)      37,054,396
    Other transfers from (to) the General Account               291,991           92,700       (2,528,366)       3,859,466
    Net increase (decrease) in investment by Sponsor              4,000            2,418            4,000              (74)
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                    5,797,347        1,611,013      (31,000,757)      26,067,752
                                                          -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                     5,857,067        1,318,460     (131,535,073)     (67,371,901)

NET ASSETS:
  Beginning of year                                           1,318,460                -      400,523,272      467,895,173
                                                          -------------    -------------    -------------    -------------
  End of year                                             $   7,175,527    $   1,318,460    $ 268,988,199    $ 400,523,272
                                                          =============    =============    =============    =============


                                                                         AIT
                                                                        SELECT                            AIT
                                                                  GROWTH AND INCOME           SELECT INTERNATIONAL EQUITY
                                                               YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                               -----------------------          -----------------------
                                                               2001           2000            2001             2000
                                                               ----           ----            ----             ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $  (2,474,185)   $  (2,681,201)   $     309,788    $  (2,691,264)
    Net realized gain (loss)                               (7,873,620)      63,503,004       40,900,201       11,754,407
    Net unrealized gain (loss)                            (29,870,167)    (105,479,914)    (103,275,581)     (39,048,857)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net
      assets from operations                              (40,217,972)     (44,658,111)     (62,065,592)     (29,985,714)
                                                        -------------    -------------    -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   6,529,001       17,472,760        7,403,072       14,273,035
    Withdrawals                                           (19,953,459)     (29,601,771)     (14,046,547)     (22,300,768)
    Contract benefits                                      (2,648,524)      (3,372,554)      (1,101,289)      (1,315,610)
    Contract charges                                          (90,698)         (82,111)         (86,313)         (75,375)
    Transfers between sub-accounts (including
      fixed account), net                                 (30,179,660)      29,535,479       10,632,985       35,922,300
    Other transfers from (to) the General Account          (2,073,463)       4,263,287          210,024          595,339
    Net increase (decrease) in investment by Sponsor            4,000              (89)           4,000              (43)
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                (48,412,803)      18,215,001        3,015,932       27,098,878
                                                        -------------    -------------    -------------    -------------
    Net increase (decrease) in net assets                 (88,630,775)     (26,443,110)     (59,049,660)      (2,886,836)

NET ASSETS:
  Beginning of year                                       324,437,947      350,881,057      267,857,057      270,743,893
                                                        -------------    -------------    -------------    -------------
  End of year                                           $ 235,807,172    $ 324,437,947    $ 208,807,397    $ 267,857,057
                                                        =============    =============    =============    =============

                                                                         AIT
                                                                        SELECT
                                                               INVESTMENT GRADE INCOME
                                                               YEAR ENDED DECEMBER 31,
                                                               -----------------------
                                                               2001           2000
                                                               ----           ----
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $   8,073,957    $   8,013,304
    Net realized gain (loss)                                  110,865       (1,199,532)
    Net unrealized gain (loss)                              2,754,900        6,474,867
                                                        -------------    -------------
    Net increase (decrease) in net
      assets from operations                               10,939,722       13,288,639
                                                        -------------    -------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   7,720,940        6,056,068
    Withdrawals                                           (16,045,351)     (15,513,675)
    Contract benefits                                      (1,086,619)      (1,164,608)
    Contract charges                                          (49,627)         (38,608)
    Transfers between sub-accounts (including
      fixed account), net                                  38,854,304      (11,256,349)
    Other transfers from (to) the General Account             711,522       (2,195,698)
    Net increase (decrease) in investment by Sponsor            4,000              (84)
                                                        -------------    -------------
    Net increase (decrease) in net assets from
     contract transactions                                 30,109,169      (24,112,954)
                                                        -------------    -------------
    Net increase (decrease) in net assets                  41,048,891      (10,824,315)

NET ASSETS:
  Beginning of year                                       158,906,319      169,730,634
                                                        -------------    -------------
  End of year                                           $ 199,955,210    $ 158,906,319
                                                        =============    =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                                      AIT                       AIT
                                                                     SELECT                    SELECT
                                                                STRATEGIC GROWTH           STRATEGIC INCOME
                                                         YEAR ENDED       PERIOD FROM        PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00 5/1/01* TO 12/31/01
                                                       --------------    --------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (34,323)   $       (5,573)   $      150,129
    Net realized gain (loss)                                 (388,244)           50,706           277,706
    Net unrealized gain (loss)                               (250,912)         (587,087)         (389,862)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                 (673,479)         (541,954)           37,973
                                                       --------------    --------------    --------------

  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     251,065           165,423         1,104,856
    Withdrawals                                               (88,287)           (6,994)         (177,908)
    Contract benefits                                          (9,625)          (25,348)             (401)
    Contract charges                                             (688)              (51)             (752)
    Transfers between sub-accounts (including
      fixed account), net                                   2,366,254         2,167,438        14,964,090
    Other transfers from (to) the General Account             107,076           147,833         1,080,664
    Net increase (decrease) in investment by Sponsor            4,000             2,478             5,973
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,629,795         2,450,779        16,976,522
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   1,956,316         1,908,825        17,014,495

NET ASSETS:
  Beginning of year                                         1,908,825              --                --
                                                       --------------    --------------    --------------
  End of year                                          $    3,865,141    $    1,908,825    $   17,014,495
                                                       ==============    ==============    ==============

                                                                    AIT
                                                                   SELECT
                                                              VALUE OPPORTUNITY                           AIM V.I.
                                                            YEAR ENDED DECEMBER 31,                AGGRESSIVE GROWTH
                                                       ----------------------------------      YEAR ENDED        PERIOD FROM
                                                            2001               2000             12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    (1,663,711)   $    (2,223,010)   $      (576,913)   $       (94,330)
    Net realized gain (loss)                                27,447,968          9,183,161           (404,226)              --
    Net unrealized gain (loss)                              (5,391,331)        44,078,239        (10,592,916)        (3,472,906)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                20,392,926         51,038,390        (11,574,055)        (3,567,236)
                                                       ---------------    ---------------    ---------------    ---------------

  FROM CAPITAL TRANSACTIONS:                                 5,633,232          8,062,042          3,208,694          1,922,027
    Net purchase payments                                  (13,367,491)       (17,750,604)        (1,600,123)          (240,104)
    Withdrawals                                               (908,701)          (936,977)          (208,192)           (57,981)
    Contract benefits                                          (77,463)           (57,670)           (10,191)              (937)
    Contract charges
    Transfers between sub-accounts (including
      fixed account), net                                  (11,629,477)       (27,442,362)        27,079,768         32,353,312
    Other transfers from (to) the General Account           (1,387,308)        (2,697,990)         1,088,518            530,834
    Net increase (decrease) in investment by Sponsor               912              2,000              6,000                125
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,736,296)       (40,821,561)        29,564,474         34,507,276
                                                       ---------------    ---------------    ---------------    ---------------
                                                            (1,343,370)        10,216,829         17,990,419         30,940,040
    Net increase (decrease) in net assets

NET ASSETS:
  Beginning of year                                        205,597,481        195,380,652         30,940,040               --
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   204,254,111    $   205,597,481    $    48,930,459    $    30,940,040
                                                       ===============    ===============    ===============    ===============


                                                        AIM V.I.
                                                        BLUE CHIP                 AIM V.I. VALUE
                                                       PERIOD FROM         YEAR ENDED      PERIOD FROM
                                                    5/1/01* TO 12/31/01     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $      (10,125)   $     (511,195)   $      (58,572)
    Net realized gain (loss)                                   (7,159)         (242,256)        1,253,073
    Net unrealized gain (loss)                                 (1,934)       (5,505,348)       (3,672,217)
                                                       --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                                  (19,218)       (6,258,799)       (2,477,716)
                                                       --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                     281,177         3,080,176         1,705,188
    Withdrawals                                               (41,975)       (1,594,892)         (237,393)
    Contract benefits                                         (22,134)         (215,723)         (129,876)
    Contract charges                                             (101)           (8,953)             (953)
    Transfers between sub-accounts (including
      fixed account), net                                   2,104,426        14,308,131        31,487,056
    Other transfers from (to) the General Account             101,012           939,915           708,342
    Net increase (decrease) in investment by Sponsor           10,201             6,000               207
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                  2,432,606        16,514,654        33,532,571
                                                       --------------    --------------    --------------
    Net increase (decrease) in net assets                   2,413,388        10,255,855        31,054,855

NET ASSETS:
  Beginning of year                                              --          31,054,855              --
                                                       --------------    --------------    --------------
  End of year                                          $    2,413,388    $   41,310,710    $   31,054,855
                                                       ==============    ==============    ==============


* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                       ALLIANCE
                                                          ALLIANCE                      GROWTH
                                                       GROWTH CLASS B              AND INCOME CLASS B
                                                        PERIOD FROM          YEAR ENDED        PERIOD FROM
                                                    1/12/01* TO 12/31/01      12/31/01     8/1/00* TO 12/31/00
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $           (16)   $      (677,728)   $       (77,396)
    Net realized gain (loss)                                       468          2,783,176               --
    Net unrealized gain (loss)                                  (1,525)        (4,023,814)           802,015
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                                    (1,073)        (1,918,366)           724,619
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                         --            6,398,627          1,673,361
    Withdrawals                                                   --           (2,863,199)          (193,028)
    Contract benefits                                             --             (405,267)           (46,094)
    Contract charges                                              --              (14,039)              (686)
    Transfers between sub-accounts (including
      fixed account), net                                         --           79,548,338         24,572,310
    Other transfers from (to) the General Account                 --            4,227,664            922,317
    Net increase (decrease) in investment by Sponsor             4,000              4,139                (59)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                       4,000         86,896,263         26,928,121
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                        2,927         84,977,897         27,652,740

NET ASSETS:
  Beginning of year                                               --           27,652,740               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $         2,927    $   112,630,637    $    27,652,740
                                                       ===============    ===============    ===============

                                                                                                         DGPF
                                                                 ALLIANCE PREMIER                GROWTH OPPORTUNITIES
                                                                  GROWTH CLASS B                      SERVICE CLASS
                                                         YEAR ENDED       PERIOD FROM        YEAR ENDED       PERIOD FROM
                                                          12/31/01    8/1/00* TO 12/31/00     12/31/01    8/1/00* TO 12/31/00
                                                       --------------    --------------    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     (712,019)   $     (115,344)   $     (260,312)   $      (41,078)
    Net realized gain (loss)                                2,184,566              --           2,133,749               179
    Net unrealized gain (loss)                            (11,133,863)       (4,859,315)       (5,527,303)       (2,394,897)
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net
      assets from operations                               (9,661,316)       (4,974,659)       (3,653,866)       (2,435,796)
                                                       --------------    --------------    --------------    --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   4,101,111         2,381,508         1,099,823           751,151
    Withdrawals                                            (1,916,162)         (242,304)         (553,590)         (142,497)
    Contract benefits                                        (416,331)             (836)          (60,628)          (93,795)
    Contract charges                                          (10,745)             (977)           (5,210)             (454)
    Transfers between sub-accounts (including
      fixed account), net                                  31,594,472        35,517,443         4,141,061        19,263,918
    Other transfers from (to) the General Account           1,636,110         1,119,592           146,510           197,421
    Net increase (decrease) in investment by Sponsor            6,000               260             6,000               117
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets from
     contract transactions                                 34,994,455        38,774,686         4,773,966        19,975,861
                                                       --------------    --------------    --------------    --------------
    Net increase (decrease) in net assets                  25,333,139        33,800,027         1,120,100        17,540,065

NET ASSETS:
  Beginning of year                                        33,800,027              --          17,540,065              --
                                                       --------------    --------------    --------------    --------------
  End of year                                          $   59,133,166    $   33,800,027    $   18,660,165    $   17,540,065
                                                       ==============    ==============    ==============    ==============


                                                                       DGPF                        DGPF
                                                              INTERNATIONAL EQUITY             SELECT GROWTH
                                                             YEAR ENDED DECEMBER 31,           SERVICE CLASS
                                                       ----------------------------------       PERIOD FROM
                                                            2001                2000       1/12/01* TO 12/31/01
                                                       ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,123,373    $     1,039,772    $           (31)
    Net realized gain (loss)                                 9,653,188          5,740,394               --
    Net unrealized gain (loss)                             (24,840,764)        (8,385,159)              (197)
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (14,064,203)        (1,604,993)              (228)
                                                       ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    2,033,517          3,715,083              7,753
    Withdrawals                                             (7,395,024)       (10,205,671)              --
    Contract benefits                                         (540,557)          (595,221)              --
    Contract charges                                           (33,799)           (31,343)              --
    Transfers between sub-accounts (including
      fixed account), net                                  (15,344,665)           221,451               (310)
    Other transfers from (to) the General Account             (277,407)        (4,854,207)              --
    Net increase (decrease) in investment by Sponsor             2,032              2,000              4,000
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (21,555,903)       (11,747,908)            11,443
                                                       ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (35,620,106)       (13,352,901)            11,215

NET ASSETS:
  Beginning of year                                        112,166,827        125,519,728               --
                                                       ---------------    ---------------    ---------------
  End of year                                          $    76,546,721    $   112,166,827    $        11,215
                                                       ===============    ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                         DEUTSCHE            DEUTSCHE             DEUTSCHE         EATON VANCE VT
                                                 VIT EAFE EQUITY INDEX VIT EQUITY 500 INDEX VIT SMALL CAP INDEX FLOATING RATE-INCOME
                                                        PERIOD FROM         PERIOD FROM          PERIOD FROM         PERIOD FROM
                                                  1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 1/12/01* TO 12/31/01 5/1/01* TO 12/31/01
                                                       --------------      --------------       --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $         (387)     $          213       $           23       $       (1,942)
    Net realized gain (loss)                                      (36)                223                2,595                 --
    Net unrealized gain (loss)                                 (8,985)             (5,568)                 875                 --
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net
      assets from operations                                   (9,408)             (5,132)               3,493               (1,942)
                                                       --------------      --------------       --------------       --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                      67,698             119,890               47,717              792,965
    Withdrawals                                                  --                  --                   --                (94,899)
    Contract benefits                                            --                  --                   --                   (747)
    Contract charges                                             --                  --                   --                   (340)
    Transfers between sub-accounts (including
      fixed account), net                                         248                --                   (576)           4,065,789
    Other transfers from (to) the General Account                --                  --                   --                373,650
    Net increase (decrease) in investment by Sponsor            4,000               2,038                4,000                5,995
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets from
     contract transactions                                     71,946             121,928               51,141            5,142,413
                                                       --------------      --------------       --------------       --------------
    Net increase (decrease) in net assets                      62,538             116,796               54,634            5,140,471

NET ASSETS:
  Beginning of year                                              --                  --                   --                   --
                                                       --------------      --------------       --------------       --------------
  End of year                                          $       62,538      $      116,796       $       54,634       $    5,140,471
                                                       ==============      ==============       ==============       ==============

                                                          FIDELITY VIP EQUITY-INCOME                FIDELITY VIP GROWTH
                                                             YEAR ENDED DECEMBER 31,               YEAR ENDED DECEMBER 31,
                                                       ----------------------------------    ----------------------------------
                                                             2001               2000              2001                 2000
                                                       ---------------    ---------------    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $     1,527,875    $     1,834,394    $    (7,837,092)   $   (11,046,105)
    Net realized gain (loss)                                31,830,042         63,470,984         48,006,749        101,924,925
    Net unrealized gain (loss)                             (69,029,237)       (27,545,240)      (170,548,125)      (190,332,818)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (35,671,320)        37,760,138       (130,378,468)       (99,453,998)
                                                       ---------------    ---------------    ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   14,315,151         20,120,391         16,610,781         38,369,095
    Withdrawals                                            (40,835,171)       (54,401,593)       (43,890,457)       (72,650,310)
    Contract benefits                                       (3,461,046)        (3,363,126)        (3,163,128)        (3,456,677)
    Contract charges                                          (209,547)          (178,707)          (262,320)          (250,276)
    Transfers between sub-accounts (including
      fixed account), net                                   17,812,439        (51,983,840)       (34,469,465)        57,441,987
    Other transfers from (to) the General Account           (2,325,022)        (1,956,075)        (5,041,752)         6,291,614
    Net increase (decrease) in investment by Sponsor             4,000               (135)             4,000               (113)
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (14,699,196)       (91,763,085)       (70,212,341)        25,745,320
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in net assets                  (50,370,516)       (54,002,947)      (200,590,809)       (73,708,678)

NET ASSETS:
  Beginning of year                                        559,355,707        613,358,654        704,731,063        778,439,741
                                                       ---------------    ---------------    ---------------    ---------------
  End of year                                          $   508,985,191    $   559,355,707    $   504,140,254    $   704,731,063
                                                       ===============    ===============    ===============    ===============


                                                           FIDELITY VIP HIGH INCOME
                                                            YEAR ENDED DECEMBER 31,
                                                       ----------------------------------
                                                            2001               2000
                                                       ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $    16,606,059    $    11,705,773
    Net realized gain (loss)                               (16,695,413)        (5,013,761)
    Net unrealized gain (loss)                             (17,199,734)       (55,769,026)
                                                       ---------------    ---------------
    Net increase (decrease) in net
      assets from operations                               (17,289,088)       (49,077,014)
                                                       ---------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                    4,375,630          8,270,232
    Withdrawals                                            (11,698,888)       (18,155,748)
    Contract benefits                                         (773,145)        (1,468,513)
    Contract charges                                           (49,876)           (51,034)
    Transfers between sub-accounts (including
      fixed account), net                                  (15,166,154)        (2,596,670)
    Other transfers from (to) the General Account           (1,286,126)        (3,365,040)
    Net increase (decrease) in investment by Sponsor             4,000                436
                                                       ---------------    ---------------
    Net increase (decrease) in net assets from
     contract transactions                                 (24,594,559)       (17,366,337)
                                                       ---------------    ---------------
    Net increase (decrease) in net assets                  (41,883,647)       (66,443,351)

NET ASSETS:
  Beginning of year                                        156,203,339        222,646,690
                                                       ---------------    ---------------
  End of year                                          $   114,319,692    $   156,203,339
                                                       ===============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01. See Note.


(a) Re-branded.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K


                                                             FIDELITY VIP OVERSEAS           FIDELITY VIP II ASSET MANAGER
                                                             YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                        -------------------------------     ------------------------------
                                                            2001              2000             2001             2000
                                                        -------------     -------------     ------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                          $ 5,084,989        $ (189,585)     $ 3,352,096       $ 2,664,682
    Net realized gain (loss)                                5,842,977        14,550,635       (1,136,830)       11,835,205
    Net unrealized gain (loss)                            (42,742,842)      (49,972,600)      (9,049,827)      (21,917,210)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from operations                                     (31,814,876)      (35,611,550)      (6,834,561)       (7,417,323)
                                                        -------------     -------------     ------------     -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   3,961,581         8,905,262        3,109,775         7,433,017
    Withdrawals                                            (9,376,336)      (13,554,025)      (7,917,160)      (15,487,489)
    Contract benefits                                        (569,495)         (549,205)      (1,089,726)         (868,674)
    Contract charges                                          (55,362)          (50,630)         (36,613)          (33,853)
    Transfers between sub-accounts (including
      fixed account), net                                  (9,124,952)       33,770,342      (14,773,365)       (6,538,479)
    Other transfers from (to) the General Account            (744,136)        4,916,078       (1,685,354)       (1,534,093)
    Net increase (decrease) in investment by Sponsor            4,000               249            4,000               (73)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets
      from contract transactions                          (15,904,700)       33,438,071      (22,388,443)      (17,029,644)
                                                        -------------     -------------     ------------     -------------
    Net increase (decrease) in net assets                 (47,719,576)       (2,173,479)     (29,223,004)      (24,446,967)

NET ASSETS:
  Beginning of year                                       147,836,533       150,010,012      123,757,782       148,204,749
                                                        -------------     -------------     ------------     -------------
  End of year                                           $ 100,116,957     $ 147,836,533     $ 94,534,778     $ 123,757,782
                                                        =============     =============     ============     =============

                                                      FIDELITY VIP II       FIDELITY VIP III            FIDELITY VIP III
                                                        CONTRAFUND         GROWTH & INCOME            GROWTH OPPORTUNITIES
                                                      SERVICE CLASS 2       SERVICE CLASS 2               SERVICE CLASS 2
                                                         PERIOD FROM           PERIOD FROM          YEAR ENDED       PERIOD FROM
                                                     5/1/01* to 12/31/01  1/12/01* to 12/31/01     12/31/01      8/1/00* to 12/31/00
                                                     -------------------  --------------------    -----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $        (20,326)        $          12       $ (64,855)            $ (12,269)
    Net realized gain (loss)                                     (1,858)                  161        (211,528)               (4,075)
    Net unrealized gain (loss)                                  124,699                    63        (588,289)             (359,089)
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from operations                                           102,515                   236        (864,672)             (375,433)
                                                       ----------------         -------------     -----------           -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                       434,772                11,630         644,728               476,423
    Withdrawals                                                 (36,010)                    -        (284,589)              (24,070)
    Contract benefits                                              (141)                    -         (20,511)                    -
    Contract charges                                               (200)                    -          (1,564)                  (65)
    Transfers between sub-accounts (including
      fixed account), net                                     5,069,104                    80       2,641,908             3,960,892
    Other transfers from (to) the General Account               153,677                     -         211,639               119,759
    Net increase (decrease) in investment by Sponsor             10,070                 4,000           6,000                   167
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets
      from contract transactions                              5,631,272                15,710       3,197,611             4,533,106
                                                       ----------------         -------------     -----------           -----------
    Net increase (decrease) in net assets                     5,733,787                15,946       2,332,939             4,157,673

NET ASSETS:
  Beginning of year                                                   -                     -       4,157,673                     -
                                                       ----------------         -------------     -----------           -----------
  End of year                                          $      5,733,787         $      15,946     $ 6,490,612           $ 4,157,673
                                                       ================         =============     ===========           ===========


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                      FIDELITY VIP III
                                                           MIDCAP             FDP FIRST TRUST             FDP
                                                      SERVICE CLASS 2      10 UNCOMMON VALUES**   NASDAQ TARGET 15**
                                                        PERIOD FROM             PERIOD FROM           PERIOD FROM
                                                    1/12/01* TO 12/31/01   1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -------------------- ----------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                   $ (28)                $ (448)               $ (511)
    Net realized gain (loss)                                           -                (39,424)              (27,425)
    Net unrealized gain (loss)                                       215                      -                     -
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets
      from operations                                                187                (39,872)              (27,936)
                                                    --------------------      -----------------       ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -                100,000               100,000
    Withdrawals                                                        -                (61,679)              (73,091)
    Contract benefits                                                  -                      -                     -
    Contract charges                                                   -                      -                     -
    Transfers between sub-accounts (including
      fixed account), net                                              -                      -                     -
    Other transfers from (to) the General Account                      -                      -                     -
    Net increase (decrease) in investment by Sponsor               4,000                  1,551                 1,027
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000                 39,872                27,936
                                                    --------------------      -----------------       ---------------
    Net increase (decrease) in net assets                          4,187                      -                     -

NET ASSETS:
  Beginning of year                                                    -                      -                     -
                                                    --------------------      -----------------       ---------------
  End of year                                                    $ 4,187                    $ -                   $ -
                                                    ====================      =================       ===============

                                                                                        FDSF FIRST             FDSF FIRST
                                                            FDSF FIRST                  TRUST LIFE               TRUST
                                                    TRUST FINANCIAL SERVICES**          SCIENCES**            TECHNOLOGY**
                                                           PERIOD FROM                  PERIOD FROM           PERIOD FROM
                                                       1/12/01* TO 11/14/01     1/12/01* TO 11/14/01  1/12/01* TO 11/14/01
                                                    -----------------------     --------------------  --------------------
                                                    C>
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (23)                   $ (23)                 $ (14)
    Net realized gain (loss)                                         (506)                    (204)                (2,106)
    Net unrealized gain (loss)                                          -                        -                      -
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets
      from operations                                                (529)                    (227)                (2,120)
                                                      -------------------              -----------             ----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                               -                        -                      -
    Withdrawals                                                         -                        -                      -
    Contract benefits                                                   -                        -                      -
    Contract charges                                                    -                        -                      -
    Transfers between sub-accounts (including
      fixed account), net                                               -                        -                      -
    Other transfers from (to) the General Account                       -                        -                      -
    Net increase (decrease) in investment by Sponsor                  529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets from
      contract transactions                                           529                      227                  2,120
                                                      -------------------              -----------             ----------
    Net increase (decrease) in net assets                               -                        -                      -

NET ASSETS:
  Beginning of year                                                     -                        -                      -
                                                      -------------------              -----------             ----------
  End of year                                                         $ -                      $ -                    $ -
                                                      ===================              ===========             ==========

                                                                 FT VIP
                                                             FRANKLIN NATURAL
                                                           RESOURCES SECURITIES
                                                                 CLASS 2
                                                     YEAR ENDED         PERIOD FROM
                                                      12/31/01       8/1/00* TO 12/31/00
                                                    -------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                       $ (26,400)          $ (4,444)
    Net realized gain (loss)                            (187,793)             2,186
    Net unrealized gain (loss)                          (959,002)           179,336
                                                     -----------      -------------
    Net increase (decrease) in net assets
      from operations                                 (1,173,195)           177,078
                                                     -----------      -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                280,491             66,599
    Withdrawals                                         (138,608)            (6,602)
    Contract benefits                                    (29,089)           (23,362)
    Contract charges                                      (1,191)               (41)
    Transfers between sub-accounts (including
      fixed account), net                              4,455,272          1,519,986
    Other transfers from (to) the General Account        179,451             52,521
    Net increase (decrease) in investment by Sponsor       6,000               (136)
                                                     -----------      -------------
    Net increase (decrease) in net assets from
      contract transactions                            4,752,326          1,608,965
                                                     -----------      -------------
    Net increase (decrease) in net assets              3,579,131          1,786,043

NET ASSETS:
  Beginning of year                                    1,786,043                  -
                                                     -----------      -------------
  End of year                                        $ 5,365,174        $ 1,786,043
                                                     ===========      =============


* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                    FT VIP                                  FT VIP
                                                              FRANKLIN SMALL CAP                        MUTUAL SHARES
                                                                    CLASS 2                           SECURITIES CLASS 2
                                                         YEAR ENDED           PERIOD FROM              PERIOD FROM
                                                          12/31/01         8/1/00* TO 12/31/00     1/12/01* TO 12/31/01
                                                        ----------         -------------------     ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                           $ (407,275)             $ (103,108)                     $ 47
    Net realized gain (loss)                               (1,238,931)                      -                       258
    Net unrealized gain (loss)                             (5,001,835)             (4,583,730)                     (141)
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets
      from operations                                      (6,648,041)             (4,686,838)                      164
                                                          -----------            ------------               -----------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   2,610,484               1,623,148                         -
    Withdrawals                                            (1,335,051)               (265,933)                        -
    Contract benefits                                        (142,925)                (80,785)                        -
    Contract charges                                          (10,895)                 (1,123)                        -
    Transfers between sub-accounts (including
      fixed account), net                                  13,466,217              36,397,185                         -
    Other transfers from (to) the General Account           1,083,821                 700,349                         -
    Net increase (decrease) in investment by Sponsor            6,000                     235                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets from
      contract transactions                                15,677,651              38,373,076                     4,000
                                                          -----------            ------------               -----------
    Net increase (decrease) in net assets                   9,029,610              33,686,238                     4,164

NET ASSETS:
  Beginning of year                                        33,686,238                       -                         -
                                                          -----------            ------------               -----------
  End of year                                            $ 42,715,848            $ 33,686,238                   $ 4,164
                                                          ===========            ============               ===========

                                                          FT VIP TEMPLETON
                                                         DEVELOPING MARKETS           INVESCO                INVESCO
                                                         SECURITIES CLASS 2        VIF DYNAMICS         VIF EQUITY INCOME
                                                            PERIOD FROM             PERIOD FROM            PERIOD FROM
                                                        1/12/01* to 12/31/01    1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                       ---------------------    --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                          $ 5                 $ (30)                 $ 139
    Net realized gain (loss)                                               (4)                    3                     54
    Net unrealized gain (loss)                                           (549)                 (222)                    98
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets
      from operations                                                    (548)                 (249)                   291
                                                            -----------------       ---------------         --------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                                   -                 7,753                 11,630
    Withdrawals                                                             -                     -                      -
    Contract benefits                                                       -                     -                      -
    Contract charges                                                        -                     -                      -
    Transfers between sub-accounts (including
      fixed account), net                                                   -                  (522)                     -
    Other transfers from (to) the General Account                           -                     -                      -
    Net increase (decrease) in investment by Sponsor                    4,000                 4,000                  4,000
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets from
      contract transactions                                             4,000                11,231                 15,630
                                                            -----------------       ---------------         --------------
    Net increase (decrease) in net assets                               3,452                10,982                 15,921

NET ASSETS:
  Beginning of year                                                         -                     -                      -
                                                            -----------------       ---------------         --------------
  End of year                                                         $ 3,452              $ 10,982               $ 15,921
                                                            =================       ===============         ==============

                                                                                              JANUS ASPEN            JANUS ASPEN
                                                                   INVESCO                    AGGRESSIVE        CAPITAL APPRECIATION
                                                             VIF HEALTH SCIENCES         GROWTH SERVICE SHARES     SERVICE SHARES
                                                      YEAR ENDED       PERIOD FROM           PERIOD FROM           PERIOD FROM
                                                       12/31/01     8/1/00* to 12/31/00  1/12/01* to 12/31/01   1/12/01* to 12/31/01
                                                     -----------   --------------------  --------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                        $ (279,842)          $ (57,448)                $ (19)              $ 93
    Net realized gain (loss)                              (261,616)             15,112                    (9)               (25)
    Net unrealized gain (loss)                          (2,201,294)            531,319                (1,651)            (5,377)
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets
      from operations                                   (2,742,752)            488,983                (1,679)            (5,309)
                                                      ------------       -------------        --------------    ---------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                1,887,266             912,704                     -             39,963
    Withdrawals                                         (1,092,898)           (158,048)                    -                  -
    Contract benefits                                     (151,816)            (66,946)                    -                  -
    Contract charges                                        (7,027)               (541)                    -                  -
    Transfers between sub-accounts (including
      fixed account), net                               11,122,659          17,796,399                     -                  -
    Other transfers from (to) the General Account          421,861             647,634                     -                  -
    Net increase (decrease) in investment by Sponsor         6,000                (179)                4,000              4,000
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets from
      contract transactions                             12,186,045          19,131,023                 4,000             43,963
                                                      ------------       -------------        --------------    ---------------
    Net increase (decrease) in net assets                9,443,293          19,620,006                 2,321             38,654

NET ASSETS:
  Beginning of year                                     19,620,006                   -                     -                  -
                                                      ------------       -------------        --------------    ---------------
  End of year                                         $ 29,063,299        $ 19,620,006               $ 2,321           $ 38,654
                                                      ============       =============        ==============    ===============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                                                         JANUS ASPEN
                                                              JANUS ASPEN GROWTH                     GROWTH AND INCOME
                                                                SERVICE SHARES                        SERVICE SHARES
                                                       YEAR ENDED         PERIOD FROM         YEAR ENDED        PERIOD FROM
                                                        12/31/01       8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                      -----------     --------------------   -------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ (832,238)           $ (132,760)      $ (275,221)           $ (51,606)
    Net realized gain (loss)                                (74,206)                    -         (660,298)                   -
    Net unrealized gain (loss)                          (15,656,961)           (5,955,012)      (7,076,177)          (3,020,095)
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets
      from operations                                   (16,563,405)           (6,087,772)      (8,011,696)          (3,071,701)
                                                        -----------          ------------     ------------         ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                 5,073,640             3,048,491        3,778,843            1,400,261
    Withdrawals                                          (2,292,495)             (291,831)      (2,332,826)            (255,366)
    Contract benefits                                      (350,705)              (58,178)        (304,799)             (63,244)
    Contract charges                                        (14,480)               (1,191)         (12,258)              (1,069)
    Transfers between sub-accounts (including
      fixed account), net                                42,395,669            41,285,853       21,292,013           36,997,375
    Other transfers from (to) the General Account         2,322,827             1,397,339        1,286,557            1,204,803
    Net increase (decrease) in investment by Sponsor          6,000                   151            6,000                  117
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets from
      contract transactions                              47,140,456            45,380,634       23,713,530           39,282,877
                                                        -----------          ------------     ------------         ------------
    Net increase (decrease) in net assets                30,577,051            39,292,862       15,701,834           36,211,176

NET ASSETS:
  Beginning of year                                      39,292,862                     -       36,211,176                    -
                                                        -----------          ------------     ------------         ------------
  End of year                                          $ 69,869,913          $ 39,292,862     $ 51,913,010         $ 36,211,176
                                                        ===========          ============     ============         ============

                                                           JANUS ASPEN                  PIONEER
                                                      INTERNATIONAL GROWTH         EMERGING MARKETS              PIONEER FUND VCT
                                                         SERVICE SHARES              VCT CLASS II                    CLASS II
                                                           PERIOD FROM         YEAR ENDED     PERIOD FROM           PERIOD FROM
                                                      1/12/01* TO 12/31/01      12/31/01   8/1/00* TO 12/31/00  1/12/01* TO 12/31/01
                                                     ---------------------    ----------   -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                                    $ (1)    $ (86,617)         $ (15,262)                   $ 2
    Net realized gain (loss)                                          (6)     (399,844)                11                    176
    Net unrealized gain (loss)                                      (973)     (135,617)          (631,324)                  (221)
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets
      from operations                                               (980)     (622,078)          (646,575)                   (43)
                                                            ------------    ----------       ------------           ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                              -       458,801            347,144                  7,753
    Withdrawals                                                        -      (197,342)           (23,142)                     -
    Contract benefits                                                  -       (10,179)                 -                      -
    Contract charges                                                   -        (1,377)              (130)                     -
    Transfers between sub-accounts (including
      fixed account), net
                                                                       -     1,479,377          5,036,767                     16
    Other transfers from (to) the General Account                      -       149,578             82,598                      -
    Net increase (decrease) in investment by Sponsor               4,000         6,000                427                  4,000
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets from
      contract transactions                                        4,000     1,884,858          5,443,664                 11,769
                                                            ------------    ----------       ------------           ------------
    Net increase (decrease) in net assets                          3,020     1,262,780          4,797,089                 11,726

NET ASSETS:
  Beginning of year                                                    -     4,797,089                  -                      -
                                                            ------------    ----------       ------------           ------------
  End of year                                                    $ 3,020    $6,059,869        $ 4,797,089               $ 11,726
                                                            ============    ==========       ============           ============

* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT VA-K

                                                                   PIONEER                                 SVS
                                                             REAL ESTATE GROWTH                          DREMAN
                                                                VCT CLASS II                     FINANCIAL SERVICES (a)
                                                      YEAR ENDED         PERIOD FROM        YEAR ENDED         PERIOD FROM
                                                       12/31/01      8/1/00* TO 12/31/00     12/31/01      8/1/00* TO 12/31/00
                                                     ------------    -------------------     ----------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                         $ 160,964              $ 18,640       $ (41,763)            $ (30,085)
    Net realized gain (loss)                                24,647               (13,520)         15,305                 1,008
    Net unrealized gain (loss)                             177,974                77,377        (794,557)            1,012,268
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets
      from operations                                      363,585                82,497        (821,015)              983,191
                                                       -----------       ---------------       ---------         -------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                  372,756               115,941         749,214               407,144
    Withdrawals                                           (170,515)              (47,268)       (447,882)              (85,007)
    Contract benefits                                         (245)                    -         (53,467)               (3,891)
    Contract charges                                        (1,301)                  (54)         (3,510)                 (302)
    Transfers between sub-accounts (including
      fixed account), net                                4,136,274             1,349,657       5,157,804             8,162,575
    Other transfers from (to) the General Account          375,174                14,600         200,254               417,472
    Net increase (decrease) in investment by Sponsor         6,000                    33           6,000                  (331)
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets from
      contract transactions                              4,718,143             1,432,909       5,608,413             8,897,660
                                                       -----------       ---------------       ---------         -------------
    Net increase (decrease) in net assets                5,081,728             1,515,406       4,787,398             9,880,851

NET ASSETS:
  Beginning of year                                      1,515,406                     -       9,880,851                     -
                                                       -----------       ---------------       ---------         -------------
  End of year                                           $6,597,134           $ 1,515,406    $ 14,668,249           $ 9,880,851
                                                       ===========       ===============       =========         =============


                                                        SCUDDER                                                 T. ROWE PRICE
                                                       GOVERNMENT                 SCUDDER                    INTERNATIONAL STOCK
                                                     SECURITIES (a)        TECHNOLOGY GROWTH (a)          YEAR ENDED DECEMBER 31,
                                                      PERIOD FROM       YEAR ENDED      PERIOD FROM       ------------------------
                                                  1/12/01* TO 12/31/01   12/31/01    8/1/00* TO 12/31/00   2001            2000
                                                  -------------------- ------------ --------------------  --------     -----------
INCREASE (DECREASE) IN NET ASSETS:
  FROM OPERATIONS:
    Net investment income (loss)                            $ 3,564       $ (401,137)    $ (104,020)       $ 966,343   $ (1,086,991)
    Net realized gain (loss)                                    (74)      (2,777,093)             -         (367,463)     5,584,535
    Net unrealized gain (loss)                                1,142       (9,993,460)    (9,604,851)     (33,540,754)   (30,669,237)
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets
      from operations                                         4,632      (13,171,690)    (9,708,871)     (32,941,874)   (26,171,693)
                                                      -------------     ------------   ------------     ------------   ------------
  FROM CAPITAL TRANSACTIONS:
    Net purchase payments                                   115,415        2,176,719      1,760,073        4,981,412      6,206,893
    Withdrawals                                                   -       (1,304,795)      (295,127)      (7,216,713)    (9,777,254)
    Contract benefits                                             -         (172,582)       (85,971)        (800,425)      (599,921)
    Contract charges                                              -           (9,514)        (1,337)         (35,866)       (27,597)
    Transfers between sub-accounts (including
      fixed account), net                                     1,065       11,702,469     35,780,557       51,155,365     21,832,542
    Other transfers from (to) the General Account                 -        1,857,607      1,310,419        1,696,025     (1,034,406)
    Net increase (decrease) in investment by
      Sponsor                                                 1,963            6,000            371            4,000            262
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets from
      contract transactions                                 118,443       14,255,904     38,468,985       49,783,798     16,600,519
                                                      -------------     ------------   ------------     ------------   ------------
    Net increase (decrease) in net assets                   123,075        1,084,214     28,760,114       16,841,924     (9,571,174)

NET ASSETS:
  Beginning of year                                               -       28,760,114              -      115,210,581    124,781,755
                                                      -------------     ------------   ------------     ------------   ------------
  End of year                                             $ 123,075  $    29,844,328   $ 28,760,114    $ 132,052,505  $ 115,210,581
                                                      =============     ============   ============     ============   ============



* Date of initial investment
** For the period 1/12/01 to 11/14/01.  See Note 1.


(a) Re-branded.  See Note 1.

The accompanying notes are an integral part of these financial statements.

                    SEPARATE ACCOUNT VA-K
                    NOTES TO FINANCIAL STATEMENTS

NOTE 1 -  ORGANIZATION

     Separate Account VA-K ("The Separate Account"), which funds the Allmerica Advantage, Directed Advisory Solutions, ExecAnnuity Plus, Allmerica Immediate Advantage, Allmerica Premier Choice, and Allmerica Value Generation variable annuity contracts, in addition to the Delaware Golden Medallion, Delaware Medallion II, and Delaware Medallion III contracts is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on November 1, 1990 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain variable annuity contracts ("the Contracts") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company ("FAFLIC"). FAFLIC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Separate Account currently offers fifty-five Sub-Accounts, of which all had activity during the year. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUP                                                          INVESTMENT MANAGER
-----------------------------------------------------------------   --------------------------------------------------
AIM Variable Insurance Funds                                        A I M Advisors, Inc.
("AIM V.I.")
Alliance Variable Products Series Fund, Inc.(Class B)               Alliance Capital Management, L.P.
("Alliance B")
Allmerica Investment Trust                                          Allmerica Financial Investment Management Services, Inc
("AIT")                                                             ("AFIMS")
Delaware Group Premium Fund                                         Delaware International Advisors Ltd.
("DGPF")
Delaware Group Premium Fund (Service Class)                         Delaware Management Company
("DGPF SC')
Deutsche Asset Management VIT Funds                                 Deutsche Asset Management
("Deutsche VIT")
Eaton Vance Variable Trust                                          Eaton Vance Management
("Eaton Vance VT")
Fidelity Variable Insurance Products Fund                           Fidelity Management & Research Company ("FMR")
("Fidelity VIP")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
("Fidelity VIP II")
Fidelity Variable Insurance Products Fund II                        Fidelity Management & Research Company ("FMR")
(Service Class 2) ("Fidelity VIP II SC")
Fidelity Variable Insurance Products Fund III                       Fidelity Management & Research Company ("FMR")
(Service Class 2) ('Fidelity VIP III SC")
Franklin Templeton Variable Insurance Products Trust (Class 2)      Franklin Mutual Advisors, LLC
("FT VIP")
INVESCO Variable Investment Funds, Inc.                             INVESCO Funds Group, Inc.
("INVESCO VIF")
Janus Aspen Series (Service Shares)                                 Janus Capital
("Janus Aspen")
Pioneer Variable Contracts Trust (Class II)                         Pioneer Investment Management, Inc.
("Pioneer II")
Scudder Variable Series II                                          Zurich Scudder Investments, Inc.
("Scudder II")
T Rowe Price International Series, Inc.                             T Rowe Price International
("T Rowe Price")


     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. AFIMS is a wholly owned subsidiary of AFLIAC.

     On January 12, 2001, the Separate Account offered five funds invested in portfolios of First Defined Portfolios LLC and First Defined Sector Fund, both managed by First Trust Advisors L.P.. These funds were closed on November 14, 2001.

     Effective May 1, 2001, Kemper Variable Series (KVS) was renamed Scudder Variable Series II (SVSII). In addition, the underlying investment options were re-branded from Kemper to Scudder.

     On May 18, 2001, all SVSII funds implemented a 1 for 10 reverse stock split where each separate account received 1 share for every 10 shares owned and net asset value per share increased accordingly. The reverse stock split did not affect total net assets or unit values.

NOTE 2 -  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"), and files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. AFLIAC will review periodically the status of this policy during the year in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Under the provisions of Section 817(h) of IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 -  INVESTMENTS

     The number of shares owned, aggregate cost, and net asset value per share of each Sub-Account's investment in the Underlying Funds at December 31, 2001 were as follows:

                                                                         PORTFOLIO INFORMATION
                                                          ---------------------------------------------------
                                                                                                 NET ASSET
                                                             NUMBER OF         AGGREGATE           VALUE
INVESTMENT PORTFOLIO                                          SHARES             COST            PER SHARE
-------------------------------------------------------   ---------------   ---------------   ---------------
AIT Core Equity                                               230,278,555   $   520,800,995   $         1.633
AIT Equity Index                                              140,752,704       395,599,498             2.715
AIT Government Bond                                            92,361,706        98,001,290             1.077
AIT Money Market                                              243,028,282       243,028,282             1.000
AIT Select Aggressive Growth                                  188,846,584       372,177,338             1.251
AIT Select Capital Appreciation                                93,782,388       152,994,119             1.940
AIT Select Emerging Markets                                    10,005,730         7,222,205             0.717
AIT Select Growth                                             170,678,873       328,003,546             1.576
AIT Select Growth and Income                                  188,247,115       281,351,935             1.253
AIT Select International Equity                               187,606,786       252,092,428             1.113
AIT Select Investment Grade Income                            180,789,543       199,400,360             1.106
AIT Select Strategic Growth                                     8,022,942         4,713,080             0.483
AIT Select Strategic Income                                    16,319,401        17,394,678             1.042
AIT Select Value Opportunity                                  103,421,676       158,451,978             1.975
AIM V.I. Aggressive Growth                                      4,526,201        62,994,062            10.810
AIM V.I. Blue Chip                                                339,436         2,415,322             7.110
AIM V.I. Value                                                  1,769,055        50,485,002            23.350
Alliance Growth Class B                                               180             4,452            16.310
Alliance Growth and Income Class B                              5,112,267       115,845,034            22.030
Alliance Premier Growth Class B                                 2,365,083        75,120,259            25.000
DGPF Growth Opportunities Service Class                         1,246,504        26,582,365            14.970
DGPF International Equity                                       5,507,005        78,106,637            13.900
DGPF Select Growth Service Class                                    1,354            11,412             8.280
Deutsche VIT EAFE Equity Index                                      7,454            71,523             8.390
Deutsche VIT Equity 500 Index                                       9,749           122,364            11.980
Deutsche VIT Small Cap Index                                        5,092            53,759            10.730
Eaton Vance VT Floating Rate-Income                               514,067         5,140,674            10.000
Fidelity VIP Equity-Income                                     22,372,977       431,537,223            22.750
Fidelity VIP Growth                                            14,999,565       506,015,313            33.610
Fidelity VIP High Income                                       17,834,656       195,919,732             6.410
Fidelity VIP Overseas                                           7,212,852       135,730,792            13.880
Fidelity VIP II Asset Manager                                   6,515,025       104,732,992            14.510
Fidelity VIP II Contrafund Service Class 2                        286,690         5,609,088            20.000
Fidelity VIP III Growth & Income Service Class 2                    1,220            15,883            13.070
Fidelity VIP III Growth Opportunities Service Class 2             431,556         7,437,990            15.040
Fidelity VIP III Midcap Service Class 2                               214             3,972            19.490
FT VIP Franklin Natural Resources Securities Class 2              453,523         6,144,840            11.830
FT VIP Franklin Small Cap Class 2                               2,392,942        52,299,589            17.850
FT VIP Mutual Shares Securities Class 2                               297             4,305            14.030
FT VIP Templeton Developing Markets Securities Class 2                725             4,001             4.760
INVESCO VIF Dynamics                                                  876            11,204            12.540
INVESCO VIF Equity Income                                             857            15,823            18.580
INVESCO VIF Health Sciences                                     1,596,894        30,733,458            18.200
Janus Aspen Aggressive Growth Service Shares                          106             3,972            21.730
Janus Aspen Capital Appreciation Service Shares                     1,879            44,031            20.570
Janus Aspen Growth Service Shares                               3,535,657        91,476,559            19.760
Janus Aspen Growth and Income Service Shares                    3,490,676        62,002,614            14.870
Janus Aspen International Growth Service Shares                       130             3,993            23.300
Pioneer Emerging Markets VCT Class II                             541,320         6,824,313            11.190
Pioneer Fund VCT Class II                                             616            11,947            19.050
Pioneer Real Estate Growth VCT Class II                           447,268         6,341,855            14.750
Scudder Government Securities (a)                                   9,982           121,933            12.330
Scudder Technology Growth (a)                                   3,188,309        49,440,878             9.360
SVS Dreman Financial Services (a)                               1,360,691        14,450,538            10.780
T. Rowe Price International Stock                              11,512,857       155,804,474            11.470


NOTE 4 -  EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a daily charge against the net assets of each Sub-Account for mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses AFLIAC will absorb the losses. If costs are less than the amounts charged the difference will be a profit to AFLIAC. AFLIAC also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

     A Contract fee may be deducted from the contract value annually during the accumulation phase and upon full surrender if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts, and, where permitted by law, for contracts whose owner or annuitant has certain affiliations with AFLIAC, or has certain family members with such an affiliation. Subject to state availability, AFLIAC offers a number of optional riders. A separate charge is made for each rider. When contract value has been allocated to more than one investment option, Contract Deductions are made from each on a pro-rata basis.

     The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Annual Contract Fee for the year ended are displayed in the table below.

                                            ALLMERICA
                                           ADVANTAGE &      DIRECTED        ALLMERICA       ALLMERICA       ALLMERICA
                                           EXECANNUITY      ADVISORY        IMMEDIATE        PREMIER          VALUE
VARIABLE ACCOUNT DEDUCTIONS:                   PLUS         SOLUTIONS       ADVANTAGE         CHOICE       GENERATION
Mortality and Expense Risk (Annual Rate)           1.25%           0.50%           1.25%           1.30%           0.65%
Administrative Expense (Annual Rate)               0.20%           0.15%           0.20%           0.20%           0.15%
Optional Rider Fees (Annual Rate):                                                                 0.25%

Contract Deductions:
Optional Rider Fees (Annual Rate)            0.15%-0.25%           0.25%            N/A             N/A            0.25%
Annual Contract Fee (Maximum)              $         30    $         35    $          0    $         35    $         35


     During the year ended December 31, 2001 management fees of the underlying funds were paid indirectly to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. Additionally, on February 12, 2002, the Board of Trustees of Allmerica Investment Trust voted to approve a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Effective May 1, 2002, each portfolio would pay a distribution fee equal to an annual rate of 0.15% of the Portfolio's average daily net assets.

     Allmerica Investments, Inc., ("Allmerica Investments"), a wholly-owned subsidiary of AFLIAC, is the principal underwriter and general distributor of the Separate Account, and does not retain any compensation for sales of the Contracts. Commissions are paid to registered representatives of Allmerica Investments and to certain independent broker-dealers by AFLIAC. As the current series of contracts have a surrender charge, no deduction is made for sales charges at the time of the sale.

NOTE 5 -  CONTRACTOWNERS AND SPONSOR TRANSACTIONS

     Transactions from contractowners and sponsor were as follows:



                                                                      ALLMERICA ADVANTAGE AND EXECANNUITY PLUS
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                     24,190,614       $  68,162,311         38,196,765         $ 137,774,880
  Redemption of Units                                  (44,436,814)       (122,553,289)       (39,292,689)         (141,066,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (20,246,200)      $ (54,390,978)        (1,095,924)        $  (3,291,869)
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                     27,336,016       $  84,666,465         41,751,747         $ 162,143,040
  Redemption of Units                                  (36,637,802)       (112,920,697)       (37,631,010)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,301,786)      $ (28,254,232)         4,120,737         $  15,887,291
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                     41,902,067       $  66,869,582         19,582,720         $  23,746,020
  Redemption of Units                                  (24,980,906)        (39,449,198)       (28,939,499)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,921,161       $  27,420,384         (9,356,779)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                    660,815,205       $ 919,404,279        670,749,763         $ 870,209,418
  Redemption of Units                                 (630,022,561)       (876,393,828)      (739,117,079)         (959,821,932)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             30,792,644       $  43,010,451        (68,367,316)        $ (89,612,514)
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                     26,476,575       $  56,753,676         54,712,706         $ 187,434,755
  Redemption of Units                                  (44,873,792)        (95,094,608)       (39,991,298)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (18,397,217)      $ (38,340,932)        14,721,408         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                     24,307,921       $  54,498,860         25,937,090         $  70,806,342
  Redemption of Units                                  (29,521,092)        (66,363,049)       (25,437,839)          (70,367,753)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (5,213,171)      $ (11,864,189)           499,251         $     438,589
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                     13,263,625       $   8,587,856          2,019,143         $   1,757,755
  Redemption of Units                                   (4,323,757)         (2,834,150)          (269,986)             (170,417)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              8,939,868       $   5,753,706          1,749,157         $   1,587,338
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                     29,017,803       $  65,604,221         42,405,060         $ 145,285,958
  Redemption of Units                                  (42,875,295)        (96,871,213)       (34,898,511)         (119,999,563)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,857,492)      $ (31,266,992)         7,506,549         $  25,286,395
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                     18,713,306       $  39,824,662         45,550,702         $ 162,143,040
  Redemption of Units                                  (41,721,372)        (88,494,505)       (38,878,149)         (146,255,749)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (23,008,066)      $ (48,669,843)         6,672,553         $  15,887,291
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select International Equity
  Issuance of Units                                     47,351,446       $  75,503,839         47,222,243         $ 187,434,755
  Redemption of Units                                  (46,506,562)        (72,927,868)       (33,981,177)         (137,969,345)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                844,884       $   2,575,971         13,241,066         $  49,465,410
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                     50,160,064       $  88,749,692         20,905,240         $  35,008,889
  Redemption of Units                                  (33,662,753)        (59,222,728)       (35,851,320)          (59,319,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,497,311       $  29,526,964        (14,946,080)        $ (24,311,060)
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                      7,203,671       $   3,793,638          2,780,577         $   2,467,738
  Redemption of Units                                   (2,060,391)         (1,211,788)          (107,303)              (90,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,143,280       $   2,581,850          2,673,274         $   2,376,905
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                     18,867,137       $  19,450,637                  -         $           -
  Redemption of Units                                   (2,540,631)         (2,585,568)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             16,326,506       $  16,865,069                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                     21,483,991       $  53,604,643         22,041,624         $  23,746,020
  Redemption of Units                                  (30,629,376)        (75,900,045)       (40,840,800)          (37,378,303)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,145,385)      $ (22,295,402)       (18,799,176)        $ (13,632,283)
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                     58,067,542       $  41,827,944         35,052,161         $  35,558,109
  Redemption of Units                                  (18,474,682)        (12,402,835)        (1,049,389)           (1,050,833)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             39,592,860       $  29,425,109         34,002,772         $  34,507,276
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                      3,142,632       $   2,723,077                  -         $           -
  Redemption of Units                                     (359,815)           (314,749)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,782,817       $   2,408,328                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                     42,228,989       $  33,957,065         36,304,926         $  34,611,364
  Redemption of Units                                  (23,265,947)        (17,560,325)        (1,152,612)           (1,078,793)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             18,963,042       $  16,396,740         35,152,314         $  33,532,571
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                    101,592,746       $ 107,265,957         27,355,991         $  28,015,735
  Redemption of Units                                  (19,954,534)        (20,872,532)        (1,091,587)           (1,087,614)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             81,638,212       $  86,393,425         26,264,404         $  26,928,121
                                                    ===============     ===============     ==============       ===============

                                                                ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                     74,916,919       $  52,239,454         42,811,140         $  39,646,683
  Redemption of Units                                  (27,129,476)        (17,472,643)          (934,593)             (871,997)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             47,787,443       $  34,766,811         41,876,547         $  38,774,686
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                     19,128,302       $  14,306,589         20,991,543         $  20,580,591
  Redemption of Units                                  (13,365,386)         (9,545,934)          (643,817)             (604,730)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,762,916       $   4,760,655         20,347,726         $  19,975,861
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                     12,150,470       $  21,323,600         13,646,691         $  34,409,663
  Redemption of Units                                  (23,936,766)        (42,938,283)       (19,898,884)          (46,227,243)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (11,786,296)      $ (21,614,683)        (6,252,193)        $ (11,817,580)
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                      6,072,228       $   5,863,428                  -         $           -
  Redemption of Units                                   (1,040,771)           (814,193)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,031,457       $   5,049,235                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                     36,183,446       $ 119,848,742         32,688,360         $ 110,842,109
  Redemption of Units                                  (40,992,127)       (135,287,331)       (60,423,820)         (203,045,663)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (4,808,681)      $ (15,438,589)       (27,735,460)        $ (92,203,554)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                     20,765,594       $  77,005,047         43,692,087         $ 221,710,552
  Redemption of Units                                  (40,499,718)       (147,703,844)       (38,765,764)         (196,889,949)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (19,734,124)      $ (70,698,797)         4,926,323         $  24,820,603
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                     20,510,377       $  33,817,281         26,362,266         $  60,493,907
  Redemption of Units                                  (34,819,743)        (58,577,577)       (34,408,677)          (78,026,121)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (14,309,366)      $ (24,760,296)        (8,046,411)        $ (17,532,214)
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                     12,912,401       $  22,722,631         34,673,108         $  79,500,582
  Redemption of Units                                  (22,327,154)        (38,777,512)       (20,843,555)          (46,214,051)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             (9,414,753)      $ (16,054,881)        13,829,553         $  33,286,531
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                     11,706,479       $  20,236,166         20,307,103         $  45,526,550
  Redemption of Units                                  (25,140,281)        (42,776,722)       (29,720,642)          (62,754,447)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                            (13,433,802)      $ (22,540,556)        (9,413,539)        $ (17,227,897)
                                                    ===============     ===============     ==============       ===============

                                                                 ALLMERICA ADVANTAGE AND EXECANNUITY PLUS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                      6,383,235       $   5,887,744                  -         $           -
  Redemption of Units                                     (356,006)           (289,426)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              6,027,229       $   5,598,318                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                      6,897,138       $   5,261,168          5,019,985         $   4,833,986
  Redemption of Units                                   (2,885,085)         (2,071,432)          (318,921)             (300,881)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,012,053       $   3,189,736          4,701,064         $   4,533,105
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                      6,728,122       $   7,194,177          1,571,524         $   1,689,653
  Redemption of Units                                   (2,571,633)         (2,450,850)           (73,553)              (80,688)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,156,489       $   4,743,327          1,497,971         $   1,608,965
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                     40,839,355       $  32,289,075         40,802,284         $  39,632,999
  Redemption of Units                                  (20,544,672)        (16,717,939)        (1,347,385)           (1,259,923)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             20,294,683       $  15,571,136         39,454,899         $  38,373,076
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                     21,935,357       $  21,961,863         18,606,911         $  20,167,861
  Redemption of Units                                   (9,353,533)         (9,869,368)          (984,209)           (1,036,838)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             12,581,824       $  12,092,495         17,622,702         $  19,131,023
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                     87,448,570       $  61,956,055         47,436,640         $  46,825,352
  Redemption of Units                                  (23,373,141)        (15,060,367)        (1,485,343)           (1,444,718)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             64,075,429       $  46,895,688         45,951,297         $  45,380,634
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                     48,504,156       $  39,395,639         41,810,978         $  40,823,719
  Redemption of Units                                  (21,097,444)        (15,743,242)        (1,584,473)           (1,540,842)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             27,406,712       $  23,652,397         40,226,505         $  39,282,877
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                      7,112,302       $   5,251,367          6,633,204         $   5,702,583
  Redemption of Units                                   (4,695,610)         (3,373,446)          (308,562)             (258,918)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              2,416,692       $   1,877,921          6,324,642         $   5,443,665
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                      6,854,811       $   6,978,111          2,335,557         $   2,200,304
  Redemption of Units                                   (2,197,681)         (2,280,707)          (830,836)             (767,395)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,657,130       $   4,697,404          1,504,721         $   1,432,909
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services  (a)
  Issuance of Units                                      9,603,835       $  10,978,964          8,495,247         $   9,291,838
  Redemption of Units                                   (4,879,875)         (5,386,151)          (372,226)             (394,178)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              4,723,960       $   5,592,813          8,123,021         $   8,897,660
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                     48,369,023       $  27,513,034         41,314,268         $  40,109,498
  Redemption of Units                                  (26,393,130)        (13,314,834)        (1,691,053)           (1,640,512)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             21,975,893       $  14,198,200         39,623,215         $  38,468,986
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                     76,241,828          96,113,203         34,658,616         $  63,767,970
  Redemption of Units                                  (38,106,057)        (46,652,848)       (25,158,031)          (47,241,708)
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                             38,135,771          49,460,355          9,500,585         $  16,526,262
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                          ALLMERICA IMMEDIATE ADVANTAGE
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                        577,369       $     475,846                  -         $           -
  Redemption of Units                                     (170,228)           (142,918)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                407,141       $     332,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                      1,021,259       $     832,082                  -         $           -
  Redemption of Units                                     (207,108)           (168,744)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                814,151       $     663,338                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        173,300       $     198,210                  -         $           -
  Redemption of Units                                     (43,970)             (50,290)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                129,330       $     147,920                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        410,000       $     442,033                  -         $           -
  Redemption of Units                                     (208,235)           (224,504)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                201,765       $     217,529                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                        255,273       $     148,144                  -         $           -
  Redemption of Units                                     (151,452)            (87,893)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                103,821       $      60,251                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                        190,504       $     195,471                  -         $           -
  Redemption of Units                                      (77,525)            (79,546)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                112,979       $     115,925                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                         33,024       $      19,767                  -         $           -
  Redemption of Units                                       (5,283)             (3,162)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,741       $      16,605                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                        409,414       $     292,371                  -         $           -
  Redemption of Units                                     (182,197)           (130,111)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                227,217       $     162,260                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                        390,083       $     333,555                  -         $           -
  Redemption of Units                                      (98,650)            (84,354)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                291,433       $     249,201                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        439,294       $     341,141                  -         $           -
  Redemption of Units                                     (72,552)             (56,342)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                366,742       $     284,799                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        429,689       $     493,684                  -         $           -
  Redemption of Units                                     (128,712)           (147,882)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               300,977        $     345,802                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                        64,569        $      28,276                  -         $           -
  Redemption of Units                                     (38,096)             (16,683)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                26,473        $      11,593                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Strategic Income
  Issuance of Units                                         24,710       $      25,601                  -         $           -
  Redemption of Units                                        8,876               9,196                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 33,586       $      34,797                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                        414,792       $     609,340                  -         $           -
  Redemption of Units                                      (50,642)            (74,395)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                364,150       $     534,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         71,982       $      67,102                  -         $           -
  Redemption of Units                                       (1,570)             (1,463)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 70,412       $      65,639                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                         18,773       $      16,325                  -         $           -
  Redemption of Units                                          (50)                (46)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,723       $      16,279                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                        127,939       $     115,841                  -         $           -
  Redemption of Units                                       (2,127)             (1,926)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                125,812       $     113,915                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                        339,952       $     289,997                  -         $           -
  Redemption of Units                                      (32,750)             (4,343)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                307,202       $     285,654                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                        281,102       $     151,126                  -         $           -
  Redemption of Units                                     (114,633)             (3,443)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                166,469       $     147,683                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          8,529       $       7,500                  -         $           -
  Redemption of Units                                          (64)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,465       $       7,437                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                         66,227       $      66,344                  -         $           -
  Redemption of Units                                      (12,479)            (12,501)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 53,748       $      53,843                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         64,734       $      64,910                  -         $           -
  Redemption of Units                                       (2,323)             (2,329)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 62,411       $      62,581                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        635,263       $     675,250                  -         $           -
  Redemption of Units                                     (119,208)           (126,712)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                516,055       $     548,538                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                        792,670       $     605,669                  -         $           -
  Redemption of Units                                     (182,575)           (139,503)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                610,095       $     466,166                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP High Income
  Issuance of Units                                        266,018       $     188,237                  -         $           -
  Redemption of Units                                      (44,331)            (31,369)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                221,687       $     156,868                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                        248,669       $     181,503                  -         $           -
  Redemption of Units                                      (48,395)            (35,323)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                200,274       $     146,180                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                        196,108       $     181,338                  -         $           -
  Redemption of Units                                      (43,069)            (39,825)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                153,039       $     141,513                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                         26,588       $      24,916                  -         $           -
  Redemption of Units                                         (174)               (163)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 26,414       $      24,753                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          5,833       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,833       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                        105,214       $      97,492                  -         $           -
  Redemption of Units                                       (2,373)             (2,199)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                102,841       $      95,293                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         79,451       $      79,993                  -         $           -
  Redemption of Units                                       (3,581)             (3,611)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 75,870       $      76,382                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                        128,296       $     108,959                  -         $           -
  Redemption of Units                                       (2,162)             (1,836)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                126,134       $     107,123                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                         60,746       $      53,663                  -         $           -
  Redemption of Units                                         (439)               (388)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 60,307       $      53,275                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                         16,190       $      16,668                  -         $           -
  Redemption of Units                                         (954)               (990)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,236       $      15,678                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                    ALLMERICA IMMEDIATE ADVANTAGE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
SVS Dreman Financial Services (a)
  Issuance of Units                                          5,031       $       5,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,031       $       5,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         48,113       $      41,941                  -         $           -
  Redemption of Units                                       (1,350)             (1,206)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 46,763       $      40,735                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        171,945             117,463                  -         $           -
  Redemption of Units                                      (14,001)             (9,565)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                157,944             107,898                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            DIRECTED ADVISORY SOLUTIONS
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         12,760       $       10,001                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,760       $       10,001                 -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         10,688       $       9,753                  -         $           -
  Redemption of Units                                         (582)               (576)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 10,106       $       9,177                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                         13,252       $       9,754                  -         $           -
  Redemption of Units                                         (418)               (312)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 12,834       $       9,442                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                         DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                               YEAR ENDED DECEMBER 31,
                                                                    2001                                  2000
                                                    ------------------------------------    ------------------------------------
                                                         UNITS              AMOUNT              UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                         15,467       $      13,744                  -         $           -
  Redemption of Units                                          (38)                (35)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,429       $      13,709                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                              -       $        775                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        775                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                              -       $        512                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        512                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                              -       $        264                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        264                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                              -       $        112                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $        112                   -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                              -       $      1,059                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      1,059                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                         14,501       $      9,753                   -         $           -
  Redemption of Units                                         (764)              (522)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,737       $      9,231                   -         $           -
                                                    ===============     ===============     ==============       ===============

 INVESCO VIF Equity Income
  Issuance of Units                                         15,616       $     13,719                   -         $           -
  Redemption of Units                                          (97)               (89)                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,519       $     13,630                   -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $      2,000                   -         $           -
  Redemption of Units                                            -                  -                   -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $      2,000                   -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                     DIRECTED ADVISORY SOLUTIONS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                         11,301       $       9,801                  -         $           -
  Redemption of Units                                          (36)                (32)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,265       $       9,769                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         17,424       $      18,572                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,424       $      18,572                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA VALUE GENERATION
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                          UNITS              AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Money Market
  Issuance of Units                                         41,637       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 41,637       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth Class B
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT EAFE Equity Index
  Issuance of Units                                         69,483       $      61,945                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 69,483       $      61,945                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Equity 500 Index
  Issuance of Units                                        131,943       $     119,928                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                131,943       $     119,928                  -         $           -
                                                    ===============     ===============     ==============       ===============

Deutsche VIT Small Cap Index
  Issuance of Units                                         44,016       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 44,016       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Select Growth Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA VALUE GENERATION (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth & Income Service  Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Midcap Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP First Trust 10 Uncommon Values
  Issuance of Units                                         99,857       $     100,777                  -         $           -
  Redemption of Units                                      (99,857)            (61,679)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      39,098                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDP NASDAQ Target 15
  Issuance of Units                                         99,857       $     100,514                  -         $           -
  Redemption of Units                                      (99,857)            (73,091)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $      27,423                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Financial Services
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,734)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         266                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Life Sciences
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)             (1,885)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $         115                  -         $           -
                                                    ===============     ===============     ==============       ===============

FDSF First Trust Technology
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                       (2,000)               (939)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                      -       $       1,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Mutual Shares Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Templeton Developing Markets
 Securitites Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Dynamics
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Equity Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA VALUE GENERATION (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Janus Aspen Aggressive Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Capital Appreciation Service Shares
  Issuance of Units                                         47,874       $      41,963                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 47,874       $      41,963                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen International Growth Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Fund VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Government Securities (a)
  Issuance of Units                                         98,581       $      99,872                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 98,581       $      99,872                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                            ALLMERICA PREMIER CHOICE
                                                                             YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          3,229       $       3,280                  -         $           -
  Redemption of Units                                          (40)                (44)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,189       $       3,236                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         45,808       $      50,519                  -         $           -
  Redemption of Units                                          (22)                (24)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 45,786       $      50,495                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Government Bond
  Issuance of Units                                        258,735       $     255,527                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                258,735       $     255,527                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                      6,660,907       $   6,682,732                  -         $           -
  Redemption of Units                                   (1,419,170)         (1,423,989)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                              5,241,737       $   5,258,743                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,541       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,541       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                          2,658       $       2,740                  -         $           -
  Redemption of Units                                          (22)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,636       $       2,714                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Select Emerging Markets
  Issuance of Units                                         20,253       $      25,036                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 20,253       $      25,036                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         77,982       $      85,608                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 77,982       $      85,608                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          5,494       $       5,847                  -         $           -
  Redemption of Units                                           (5)                 (6)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,489       $       5,841                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                        118,206       $     126,847                  -         $           -
  Redemption of Units                                         (263)               (285)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                117,943       $     126,562                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                         92,354       $      91,912                  -         $           -
  Redemption of Units                                         (119)               (118)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 92,235       $      91,794                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                         21,800       $      30,188                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 21,800       $      30,188                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         52,481       $      52,213                  -         $           -
  Redemption of Units                                          (75)                (74)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,406       $      52,139                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                          2,713       $       2,824                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,713       $       2,824                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Aggressive Growth
  Issuance of Units                                         48,748       $      56,372                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,748       $      56,372                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                       149,955        $     164,708                  -         $           -
  Redemption of Units                                        (147)                (164)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                               149,808        $     164,544                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                       ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                    2001                                   2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Alliance Premier Growth Class B
  Issuance of Units                                         43,406       $      49,267                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 43,406       $      49,267                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          3,576       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,576       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,881       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,881       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                          2,200       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,200       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                        123,749       $     135,070                  -         $           -
  Redemption of Units                                         (106)               (115)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                123,643       $     134,955                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                          4,785       $       5,155                  -         $           -
  Redemption of Units                                          (54)                (63)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  4,731       $       5,092                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          6,822       $       6,895                  -         $           -
  Redemption of Units                                          (25)                (26)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  6,797       $       6,869                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Asset Manager
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunties
 Service Class 2
  Issuance of Units                                          3,695       $       3,875                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,695       $       3,875                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                                      ALLMERICA PREMIER CHOICE (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          2,516       $       2,624                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,516       $       2,624                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                          2,189       $       2,200                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,189       $       2,200                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         82,510       $       94,450                 -         $           -
  Redemption of Units                                            -                    -                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 82,510       $       94,450                 -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          5,633       $       5,891                  -         $           -
  Redemption of Units                                          (30)                (33)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,603       $       5,858                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,847       $       2,936                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,847       $       2,936                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          3,115       $       3,080                  -         $           -
  Redemption of Units                                          (19)                (19)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  3,096       $       3,061                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                        172,741             188,453                  -         $           -
  Redemption of Units                                         (607)               (666)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                172,134             187,787                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

                                                                  ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Core Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Equity Index
  Issuance of Units                                         11,523       $      12,296                  -         $           -
  Redemption of Units                                         (132)               (146)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,391       $      12,150                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                        UNITS                AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIT Government Bond
  Issuance of Units                                        164,712       $     163,053                  -         $           -
  Redemption of Units                                      (20,226)            (20,000)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                144,486       $     143,053                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Money Market
  Issuance of Units                                        592,477       $     593,821                  -         $           -
  Redemption of Units                                     (572,724)           (574,187)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 19,753       $      19,634                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Aggressive Growth
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Capital Appreciation
  Issuance of Units                                         18,386       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,386       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Emerging Markets
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth
  Issuance of Units                                         17,346       $      18,583                  -         $           -
  Redemption of Units                                         (196)               (217)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 17,150       $      18,366                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Growth and Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select International Equity
  Issuance of Units                                         27,058       $      28,630                  -         $           -
  Redemption of Units                                          (29)                (31)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,029       $      28,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Investment Grade Income
  Issuance of Units                                        145,424       $     144,639                  -         $           -
  Redemption of Units                                          (29)                (29)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                145,395       $     144,610                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Growth
  Issuance of Units                                          5,149       $       6,164                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  5,149       $       6,164                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Strategic Income
  Issuance of Units                                         61,791       $      62,204                  -         $           -
  Redemption of Units                                      (37,694)            (37,688)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 24,097       $      24,516                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIT Select Value Opportunity
  Issuance of Units                                         18,818       $      21,336                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 18,818       $      21,336                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT             UNITS                 AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
AIM V.I. Aggressive Growth
  Issuance of Units                                         15,410       $      17,355                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 15,410       $      17,355                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Blue Chip
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

AIM V.I. Value
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Growth and Income Class B
  Issuance of Units                                         48,828       $      52,931                  -         $           -
  Redemption of Units                                         (263)               (291)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 48,565       $      52,640                  -         $           -
                                                    ===============     ===============     ==============       ===============

Alliance Premier Growth Class B
  Issuance of Units                                         27,732       $      30,954                  -         $           -
  Redemption of Units                                         (227)               (261)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 27,505       $      30,693                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF Growth Opportunities Service Class
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

DGPF International Equity
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Eaton Vance VT Floating Rate-Income
  Issuance of Units                                         28,413       $      28,397                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 28,413       $      28,397                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Equity-Income
  Issuance of Units                                         53,006       $      56,418                  -         $           -
  Redemption of Units                                         (478)               (518)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 52,528       $      55,900                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Growth
  Issuance of Units                                         13,648       $      15,198                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 13,648       $      15,198                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP High Income
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP Overseas
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

                                                             ALLMERICA PREMIER CHOICE WITH OPTIONAL RIDER (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                   2001                                    2000
                                                    -----------------------------------     ------------------------------------
                                                         UNITS               AMOUNT              UNITS                AMOUNT
                                                    ---------------     ---------------     --------------       ---------------
Fidelity VIP II Asset Manager
  Issuance of Units                                          8,283       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,283       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP II Contrafund Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Fidelity VIP III Growth Opportunities
 Service Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Natural Resources
 Securities Class 2
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

FT VIP Franklin Small Cap Class 2
  Issuance of Units                                          7,617       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  7,617       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

INVESCO VIF Health Sciences
  Issuance of Units                                         14,541       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 14,541       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth Service Shares
  Issuance of Units                                         38,783       $      43,371                  -         $           -
  Redemption of Units                                         (155)               (176)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 38,628       $      43,195                  -         $           -
                                                    ===============     ===============     ==============       ===============

Janus Aspen Growth and Income Service Shares
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Emerging Markets VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

Pioneer Real Estate Growth VCT Class II
  Issuance of Units                                          2,000       $       2,000                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  2,000       $       2,000                  -         $           -
                                                    ===============     ===============     ==============       ===============

SVS Dreman Financial Services (a)
  Issuance of Units                                          8,422       $       8,599                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                  8,422       $       8,599                  -         $           -
                                                    ===============     ===============     ==============       ===============

Scudder Technology Growth (a)
  Issuance of Units                                         11,999       $      14,968                  -         $           -
  Redemption of Units                                            -                   -                  -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 11,999       $      14,968                  -         $           -
                                                    ===============     ===============     ==============       ===============

T. Rowe Price International Stock
  Issuance of Units                                         25,976       $      27,816                  -         $           -
  Redemption of Units                                          (55)                (59)                 -                     -
                                                    ---------------     ---------------     --------------       ---------------
    Net increase (decrease)                                 25,921       $      27,757                  -         $           -
                                                    ===============     ===============     ==============       ===============

(a)  Re-branded.  See Note 1.

NOTE 6 -  PURCHASES AND SALES OF SECURITIES

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2001 were as follows:


INVESTMENT PORTFOLIO                                         PURCHASES           SALES
-------------------------------------------------------   ---------------   ---------------
AIT Core Equity                                           $   119,452,871   $    65,930,396
AIT Equity Index                                               36,797,214        43,946,342
AIT Government Bond                                            39,400,825         8,275,360
AIT Money Market                                              143,732,389        89,469,864
AIT Select Aggressive Growth                                   68,739,916        47,685,533
AIT Select Capital Appreciation                                22,784,150        23,406,713
AIT Select Emerging Markets                                     7,526,641         1,786,313
AIT Select Growth                                              20,925,003        40,493,573
AIT Select Growth and Income                                    2,306,214        53,131,253
AIT Select International Equity                                59,409,845        13,757,992
AIT Select Investment Grade Income                             46,652,994         8,482,255
AIT Select Strategic Growth                                     3,458,899           854,182
AIT Select Strategic Income                                    18,086,037           697,406
AIT Select Value Opportunity                                   29,126,000        33,019,531
AIM V.I. Aggressive Growth                                     30,145,415         1,162,932
AIM V.I. Blue Chip                                              2,490,741            68,260
AIM V.I. Value                                                 21,033,508         4,210,872
Alliance Growth Class B                                             4,482                22
Alliance Growth and Income Class B                             89,681,385           652,932
Alliance Premier Growth Class B                                38,431,675         1,498,365
DGPF Growth Opportunities Service Class                        13,478,139         4,466,000
DGPF International Equity                                      14,447,187        27,696,165
DGPF Select Growth Service Class                                   11,753               341
Deutsche VIT EAFE Equity Index                                     71,936               377
Deutsche VIT Equity 500 Index                                     124,975             2,732
Deutsche VIT Small Cap Index                                       54,601               871
Eaton Vance VT Floating Rate-Income                             5,637,492           496,818
Fidelity VIP Equity-Income                                     51,253,830        38,724,490
Fidelity VIP Growth                                            49,114,977        82,161,347
Fidelity VIP High Income                                       23,368,034        31,356,571
Fidelity VIP Overseas                                          20,170,643        20,189,667
Fidelity VIP II Asset Manager                                   8,748,426        25,956,202
Fidelity VIP II Contrafund Service Class 2                      5,631,571            20,518
Fidelity VIP III Growth & Income Service Class 2                   15,949                64
Fidelity VIP III Growth Opportunities Service Class 2           4,115,898           983,142
Fidelity VIP III Midcap Service Class 2                             4,001                29
FDP First Trust 10 Uncommon Values                                104,000            64,576
FDP NASDAQ Target 15                                              104,001            76,576
FDSF First Trust Financial Services                                 4,000             3,494
FDSF First Trust Life Sciences                                      4,000             3,796
FDSF First Trust Technology                                         4,000             1,894
FT VIP Franklin Natural Resources Securities Class 2            5,816,746         1,090,820
FT VIP Franklin Small Cap Class 2                              19,031,479         3,764,986
FT VIP Mutual Shares Securities Class 2                             4,334                29
FT VIP Templeton Developing Markets Securities Class 2              4,030                25
INVESCO VIF Dynamics                                               11,752               551
INVESCO VIF Equity Income                                          15,943               120
INVESCO VIF Health Sciences                                    14,206,260         2,299,873
Janus Aspen Aggressive Growth Service Shares                        4,000                20
Janus Aspen Capital Appreciation Service Shares                    44,319               263
Janus Aspen Growth Service Shares                              47,002,610           592,846
Janus Aspen Growth and Income Service Shares                   26,012,900         2,588,734
Janus Aspen International Growth Service Shares                     4,022                23
Pioneer Emerging Markets VCT Class II                           4,017,059         2,224,188
Pioneer Fund VCT Class II                                          12,010                60
Pioneer Real Estate Growth VCT Class II                         5,933,651         1,054,472
Scudder Government Securities (a)                                 124,723             2,716
Scudder Technology Growth (a)                                  18,063,909         4,213,262
SVS Dreman Financial Services (a)                               7,935,111         2,305,884
T. Rowe Price International Stock                              54,063,588         3,316,129

(a) Re-branded.  See Note 1.

NOTE 7 -  FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2001 is as follows:

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
AIT Core Equity
2001                                                          148,162,828    0.756116       2.55872      $376,061,629
AIT Equity Index
2001                                                          127,976,415    0.811128      3.011838       382,129,387
AIT Government Bond
2001                                                           59,852,267    0.992908      1.668090        99,477,576
AIT Money Market
2001                                                          174,031,752     1.00287      1.410070       243,012,941
AIT Select Aggressive Growth
2001                                                          120,153,775    0.589748      1.971858       236,247,736
AIT Select Capital Appreciation
2001                                                           76,806,248     1.05943      2.375406       181,940,231
AIT Select Emerging Markets
2001                                                           10,768,268    0.557308      1.262038         7,175,527
AIT Select Growth
2001                                                          131,725,833    0.630019      2.053993       268,988,199
AIT Select Growth and Income
2001                                                          116,883,226    0.800286      2.025735       235,807,172
AIT Select International Equity
2001                                                          144,797,653    0.735199      1.445470       208,807,397
AIT Select Investment Grade Income
2001                                                          109,062,345    0.993628      1.838314       199,955,210
AIT Select Strategic Growth
2001                                                            7,955,829    0.452317      1.423638         3,865,141
AIT Select Strategic Income
2001                                                           16,436,597    0.988591      1.035402        17,014,495
AIT Select Value Opportunity
2001                                                           76,002,251    1.212296      2.695082       204,254,111
AIM V.I.  Aggressive Growth
2001                                                           73,730,202     0.66302      1.160501        48,930,459
AIM V.I.  Blue Chip
2001                                                            2,809,540    0.774442      1.120935         2,413,388
AIM V.I.  Value
2001                                                           54,245,168    0.761244      1.105970        41,310,710
Alliance Growth Class B
2001                                                                4,000      0.7312      0.732271             2,927
Alliance Growth and Income Class B
2001                                                          108,408,192    0.925555      1.106216       112,630,637
Alliance Premier Growth Class B
2001                                                           89,901,371    0.657009      1.139865        59,133,166
DGPF Growth Opportunities Service Class
2001                                                           26,124,683    0.714076      1.253276        18,660,165
DGPF International Equity
2001                                                           45,485,346     0.92828      1.684992        76,546,721


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
AIT Core Equity
2001                                                              0.72%        1.10%        1.45%      -18.08%            8.36% (a)
AIT Equity Index
2001                                                               0.98         1.10         1.45       -13.29            10.44 (a)
AIT Government Bond
2001                                                               5.10         1.10         1.45        -0.71 (a)         6.07
AIT Money Market
2001                                                               4.10         1.10         1.45         0.29 (a)         3.42 (b)
AIT Select Aggressive Growth
2001                                                                N/A         1.10         1.45       -22.77            17.02 (a)
AIT Select Capital Appreciation
2001                                                                N/A         1.10         1.45        -2.56            23.18 (a)
AIT Select Emerging Markets
2001                                                                N/A         1.10         1.45       -10.45            26.20 (a)
AIT Select Growth
2001                                                                N/A         1.10         1.45       -25.80             9.80 (a)
AIT Select Growth and Income
2001                                                               0.54         1.10         1.45       -13.03            10.90 (a)
AIT Select International Equity
2001                                                               1.60         1.10         1.45       -22.66             8.28 (a)
AIT Select Investment Grade Income
2001                                                               5.92         1.10         1.45        -0.64             6.38 (a)
AIT Select Strategic Growth
2001                                                                N/A         1.10         1.45       -30.31            42.36 (a)
AIT Select Strategic Income
2001                                                               4.38         1.10         1.45        -1.14             3.54
AIT Select Value Opportunity
2001                                                               0.60         1.10         1.45        11.05 (c)        21.31
AIM V.I.  Aggressive Growth
2001                                                                N/A         1.10         1.45       -27.13            16.05 (a)
AIM V.I.  Blue Chip
2001                                                               0.04         1.10         1.45       -22.56            12.09 (a)
AIM V.I.  Value
2001                                                               0.14         1.10         1.45       -13.83            10.60 (a)
Alliance Growth Class B
2001                                                               0.22         1.10         1.45       -26.88 (b)       -26.77 (b)
Alliance Growth and Income Class B
2001                                                               0.51         1.10         1.45        -7.44            10.62 (a)
Alliance Premier Growth Class B
2001                                                                N/A         1.10         1.45       -18.60            13.99 (a)
DGPF Growth Opportunities Service Class
2001                                                                N/A         1.10         1.45       -17.16            25.33 (a)
DGPF International Equity
2001                                                               2.75         1.10         1.45       -14.10             8.44 (a)

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
DGPF Select Growth Service Class
2001                                                               14,833    0.755064      0.756174            11,215
Deutsche VIT EAFE Equity Index
2001                                                               82,244    0.760235      0.761339            62,538
Deutsche VIT Equity 500 Index
2001                                                              133,944    0.871962      0.873251           116,796
Deutsche VIT Small Cap Index
2001                                                               54,121    1.009191      1.010649            54,634
Eaton Vance VT Floating Rate-Income
2001                                                            5,124,480    0.997877      1.003158         5,140,471
Fidelity VIP Equity-Income
2001                                                          156,956,210     1.04817      3.258663       508,985,191
Fidelity VIP Growth
2001                                                          147,016,944    0.720517      3.458177       504,140,254
Fidelity VIP High Income
2001                                                           75,550,433    0.677393      1.517653       114,319,692
Fidelity VIP Overseas
2001                                                           63,603,672    0.654952      1.579397       100,116,957
Fidelity VIP II Asset Manager
2001                                                           56,372,304     0.92169      1.681779        94,534,778
Fidelity VIP II Contrafund Service Class 2
2001                                                            6,061,831     0.91579      1.070652         5,733,787
Fidelity VIP III Growth & Income Service  Class 2
2001                                                               17,429    0.913698      0.915048            15,946
Fidelity VIP III Growth Opportunities Service Class 2
2001                                                            8,720,812    0.743986      1.115673         6,490,612
Fidelity VIP III Midcap Service Class 2
2001                                                                4,000    1.045952      1.047494             4,187
FT VIP Franklin Natural Resources Securities Class 2
2001                                                            5,664,293    0.782287      1.148696         5,365,174
FT VIP Franklin Small Cap Class 2
2001                                                           59,862,556    0.713103      1.264799        42,715,848
FT VIP Mutual Shares Securities Class 2
2001                                                                4,000    1.040222      1.041763             4,164
FT VIP Templeton Developing Markets Securities Class 2
2001                                                                3,999    0.862459      0.863728             3,452
INVESCO VIF Dynamics
2001                                                               15,736    0.696971      0.698002            10,982
INVESCO VIF Equity Income
2001                                                               17,519    0.907591      0.908943            15,921
INVESCO VIF Health Sciences
2001                                                           30,297,126    0.959082      1.047329        29,063,299
Janus Aspen Aggressive Growth Service Shares
2001                                                                4,000    0.579705      0.580557             2,321
Janus Aspen Capital Appreciation Service Shares
2001                                                               49,874    0.774987      0.776154            38,654


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
DGPF Select Growth Service Class                                  N/A         1.10         1.45       -24.49 (b)       -24.38 (b)
2001
Deutsche VIT EAFE Equity Index                                    N/A         1.10         1.45       -23.98 (b)       -23.87 (b)
2001
Deutsche VIT Equity 500 Index                                    1.02         1.10         1.45       -12.80 (b)       -12.67 (b)
2001
Deutsche VIT Small Cap Index                                     0.85         1.10         1.45         0.92 (b)         1.06 (b)
2001
Eaton Vance VT Floating Rate-Income                              1.36         1.10         1.45        -0.21 (a)         0.32
2001
Fidelity VIP Equity-Income                                       1.75         1.10         1.45        -6.34             9.54 (a)
2001
Fidelity VIP Growth                                              0.08         1.10         1.45       -18.85            16.79 (a)
2001
Fidelity VIP High Income                                        13.91         1.10         1.45       -13.01             3.16 (a)
2001
Fidelity VIP Overseas                                            5.70         1.10         1.45       -22.31            10.01 (a)
2001
Fidelity VIP II Asset Manager                                    4.72         1.10         1.45        -5.48             7.96 (a)
2001
Fidelity VIP II Contrafund Service Class 2                        N/A         1.10         1.45        -8.42 (b)         7.07 (a)
2001
Fidelity VIP III Growth & Income Service  Class 2                0.93         1.10         1.45        -8.63 (b)        -8.50 (b)
2001
Fidelity VIP III Growth Opportunities Service Class 2            0.29         1.10         1.45       -15.88            11.57 (a)
2001
Fidelity VIP III Midcap Service Class 2                           N/A         1.10         1.45         4.60 (b)         4.75 (b)
2001
FT VIP Franklin Natural Resources Securities Class 2             0.91         1.10         1.45       -34.39            14.87 (a)
2001
FT VIP Franklin Small Cap Class 2                                0.38         1.10         1.45       -16.48            26.48 (a)
2001
FT VIP Mutual Shares Securities Class 2                          1.91         1.10         1.45         4.02 (b)         4.18 (b)
2001
FT VIP Templeton Developing Markets Securities Class 2           0.87         1.10         1.45       -13.75 (b)       -13.63 (b)
2001
INVESCO VIF Dynamics                                              N/A         1.10         1.45       -30.30 (b)       -30.20 (b)
2001
INVESCO VIF Equity Income                                        3.23         1.10         1.45        -9.24 (b)        -9.11 (b)
2001
INVESCO VIF Health Sciences                                      0.37         1.10         1.45       -13.86             4.73 (a)
2001
Janus Aspen Aggressive Growth Service Shares                      N/A         1.10         1.45       -42.03 (b)       -41.94 (b)
2001
Janus Aspen Capital Appreciation Service Shares                  1.07         1.10         1.45       -22.50 (b)       -22.38 (b)
2001

                                                                          AT DECEMBER 31
                                                                          --------------

                                                                               UNIT         UNIT
                                                                               VALUE        VALUE
                                                                 UNITS        LOWEST       HIGHEST        NET ASSETS
                                                                 -----        ------       -------        ----------
Janus Aspen Growth Service Shares
2001                                                          110,273,998    0.632864      1.146528        69,869,913
Janus Aspen Growth and Income Service Shares
2001                                                           67,701,127    0.766656      1.096153        51,913,010
Janus Aspen International Growth Service Shares
2001                                                                4,000    0.754559      0.755656             3,020
Pioneer Emerging Markets VCT Class II
2001                                                            8,748,182    0.692386      1.146919         6,059,869
Pioneer Fund VCT Class II
2001                                                               13,264    0.882907      0.884198            11,726
Pioneer Real Estate Growth VCT Class II
2001                                                            6,182,183    1.028233      1.074891         6,597,134
Scudder Government Securities (d)
2001                                                              116,005    1.060713      1.062271           123,075
Scudder Technology Growth (d)
2001                                                           61,659,870    0.483601      1.298743        29,844,328
SVS Dreman Financial Services (d)
2001                                                           12,862,435    0.990875      1.140527        14,668,249
T.  Rowe Price International Stock
2001                                                          116,103,103    0.658115      1.138421       132,052,505


                                                                  FOR THE YEAR ENDED DECEMBER 31
                                                                  ------------------------------

                                                              INVESTMENT*   EXPENSE**    EXPENSE**     TOTAL***         TOTAL***
                                                                 INCOME       RATIO        RATIO        RETURN           RETURN
                                                                 RATIO        LOWEST      HIGHEST       LOWEST          HIGHEST
                                                                 -----        ------      -------       ------          -------
Janus Aspen Growth Service Shares
2001                                                            N/A         1.10         1.45       -25.99            14.65 (a)
Janus Aspen Growth and Income Service Shares
2001                                                           0.89         1.10         1.45       -14.83             9.62 (a)
Janus Aspen International Growth Service Shares
2001                                                           0.70         1.10         1.45       -24.54 (b)       -24.43 (b)
Pioneer Emerging Markets VCT Class II
2001                                                            N/A         1.10         1.45        -8.71            14.69 (a)
Pioneer Fund VCT Class II
2001                                                           0.74         1.10         1.45       -11.71 (b)       -11.58 (b)
Pioneer Real Estate Growth VCT Class II
2001                                                           5.34         1.10         1.45         2.82 (a)         6.73
Scudder Government Securities (d)
2001                                                           4.84         1.10         1.45         6.07 (b)         6.23 (b)
Scudder Technology Growth (d)
2001                                                           0.19         1.10         1.45       -33.37            29.87 (a)
SVS Dreman Financial Services (d)
2001                                                           1.16         1.10         1.45        -6.24             4.98 (a)
T.  Rowe Price International Stock
2001                                                           2.24         1.10         1.45       -23.34             9.76 (a)


*THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUBACCOUNT FROM THE UNDERLYING MUTUAL FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUBACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUBACCOUNTS INVEST.

** THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

*** THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

(a) START DATE OF 10/01/01
(b) START DATE OF 1/12/01
(c) START DATE OF 5/1/01
(d) RE-BRANDED.  SEE NOTE 1.